UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025,
2030, 2035, 2040, 2045, 2050
- Class A, Class T, Class B and Class C

Semiannual Report

September 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2005	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2015	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2025	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2035	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2045	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2050	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,035.00	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,033.80	$ 2.54
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,032.00	$ 5.08
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,032.30	$ 5.08
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,036.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,057.20	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,056.60	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,053.60	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,053.70	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,059.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,060.40	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,058.40	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,056.30	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,056.60	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,060.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,065.90	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,064.50	$ 2.58
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,061.80	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,062.00	$ 5.16
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,066.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,075.30	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,074.00	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,071.50	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,071.60	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,077.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,078.60	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,077.10	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,074.00	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,074.90	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,079.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,088.10	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,086.20	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,084.00	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,083.30	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,089.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,089.20	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,086.90	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,084.10	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,084.80	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,089.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,090.60	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,089.50	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,086.90	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,086.90	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,091.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2045
Class A
Actual	$ 1,000.00	$ 1,092.80	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,092.40	$ 2.62
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,090.10	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,089.20	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,094.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Advisor Freedom 2050
Class A
Actual	$ 1,000.00	$ 1,095.40	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,094.20	$ 2.62
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,091.20	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,091.20	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,096.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
Advisor Freedom Income
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2005
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2010
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2015
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2020
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Annualized Expense Ratio
Advisor Freedom 2025
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2030
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2035
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2040
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2045
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2050
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.9	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	3.0	4.2
Fidelity Advisor Equity Growth Fund Institutional Class	2.5	2.5
Fidelity Advisor Equity Income Fund Institutional Class	3.6	4.3
Fidelity Advisor Growth & Income Fund Institutional Class	3.2	3.3
Fidelity Advisor Large Cap Fund Institutional Class	3.2	3.2
Fidelity Advisor Mid Cap Fund Institutional Class	1.6	1.7
Fidelity Advisor Small Cap Fund Institutional Class	0.9	1.2
Fidelity Small Cap Opportunities Fund	0.6	0.0
	19.5	20.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.8	4.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.6	14.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	9.5	14.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.6	7.1
Fidelity Advisor Total Bond Fund Institutional Class	10.4	0.0
	36.1	35.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.8	19.9
Fidelity Institutional Money Market Portfolio Class I	19.8	17.8
Fidelity Cash Reserves Fund	0.0	2.1
	39.6	39.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.5%
Investment Grade Fixed-Income Funds	36.1%
High Yield Fixed-Income Funds	4.8%
Short-Term Funds	39.6%

Six months ago
Domestic Equity Funds	20.4%
Investment Grade Fixed-Income Funds	35.2%
High Yield Fixed-Income Funds	4.6%
Short-Term Funds	39.8%

The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.5%
	Shares	Value
Domestic Equity Funds - 19.5%
Fidelity 100 Index Fund	114,927	$ 1,275,687
Fidelity Advisor Dividend Growth Fund Institutional Class	289,790	4,210,649
Fidelity Advisor Equity Growth Fund Institutional Class	50,801	3,428,562
Fidelity Advisor Equity Income Fund Institutional Class	153,289	5,011,016
Fidelity Advisor Growth & Income Fund Institutional Class	195,550	4,354,899
Fidelity Advisor Large Cap Fund Institutional Class	198,161	4,371,426
Fidelity Advisor Mid Cap Fund Institutional Class	74,513	2,158,647
Fidelity Advisor Small Cap Fund Institutional Class	46,609	1,205,315
Fidelity Small Cap Opportunities Fund	85,042	835,114
TOTAL EQUITY FUNDS (Cost $21,451,287)		26,851,315
Fixed-Income Funds - 40.9%

High Yield Fixed-Income Funds - 4.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	653,273	6,682,984
Investment Grade Fixed-Income Funds - 36.1%
Fidelity Advisor Government Income Fund Institutional Class	1,305,858	13,241,399
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,224,223	13,099,188
Fidelity Advisor Strategic Real Return Fund Institutional Class	891,363	9,136,468
Fidelity Advisor Total Bond Fund Institutional Class	1,381,796	14,246,319
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		49,723,374
TOTAL FIXED-INCOME FUNDS (Cost $56,294,885)		56,406,358
Short-Term Funds - 39.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,941,847	27,359,177
Fidelity Institutional Money Market Portfolio Class I	27,265,755	27,265,755
TOTAL SHORT-TERM FUNDS (Cost $54,888,352)		54,624,932
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $132,634,524)		$ 137,882,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $132,634,524) - See accompanying schedule		$ 137,882,605
Receivable for investments sold		3,247
Receivable for fund shares sold		1,055,033
Other affiliated receivables		16,759
Total assets		138,957,644

Liabilities
Payable for investments purchased	$ 733,674
Payable for fund shares redeemed	313,409
Distribution fees payable	49,146
Total liabilities		1,096,229

Net Assets		$ 137,861,415
Net Assets consist of:
Paid in capital		$ 132,478,413
Undistributed net investment income		436,918
Accumulated undistributed net realized gain (loss) on investments		(301,997)
Net unrealized appreciation (depreciation) on investments		5,248,081
Net Assets		$ 137,861,415

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($67,362,723 ÷ 6,195,855 shares)		$ 10.87

Maximum offering price per share (100/94.25 of $10.87)		$ 11.53
Class T: Net Asset Value and redemption price per share ($45,896,755 ÷ 4,224,744 shares)		$ 10.86

Maximum offering price per share (100/96.50 of $10.86)		$ 11.25
Class B: Net Asset Value and offering price per share ($5,080,455 ÷ 468,006 shares)A		$ 10.86

Class C: Net Asset Value and offering price per share ($15,016,996 ÷ 1,384,307 shares)A		$ 10.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,504,486 ÷ 413,735 shares)		$ 10.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,504,131

Expenses
Distribution fees	$ 277,367
Independent trustees' compensation	212
Total expenses before reductions	277,579
Expense reductions	(212)	277,367
Net investment income (loss)		2,226,764
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(276,652)
Capital gain distributions from underlying funds	1,390	(275,262)
Change in net unrealized appreciation (depreciation) on underlying funds		2,320,543
Net gain (loss)		2,045,281
Net increase (decrease) in net assets resulting from operations		$ 4,272,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,226,764	$ 2,749,441
Net realized gain (loss)	(275,262)	562,910
Change in net unrealized appreciation (depreciation)	2,320,543	1,958,431
Net increase (decrease) in net assets resulting from operations	4,272,045	5,270,782
Distributions to shareholders from net investment income	(2,122,051)	(2,616,706)
Distributions to shareholders from net realized gain	(494,883)	(557,413)
Total distributions	(2,616,934)	(3,174,119)
Share transactions - net increase (decrease)	25,674,171	37,757,598
Total increase (decrease) in net assets	27,329,282	39,854,261

Net Assets
Beginning of period	110,532,133	70,677,872
End of period (including undistributed net investment income of $436,918 and undistributed net investment income of $332,205, respectively)	$ 137,861,415	$ 110,532,133

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.36	.29	.20	.13
Net realized and unrealized gain (loss)	.17	.29	.23	(.10)	.36
Total from investment operations	.37	.65	.52	.10	.49
Distributions from net investment income	(.20)	(.35)	(.27)	(.19)	(.09)
Distributions from net realized gain	(.05)	(.08)	(.04)	(.01)	-
Total distributions	(.24) J	(.43)	(.30) I	(.20)	(.09)
Net asset value, end of period	$ 10.87	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D	3.50%	6.38%	5.12%	.99%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	3.74% A	3.46%	2.83%	1.96%	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,363	$ 49,721	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	89% A	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share. J Total distributions of $.241 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.34	.27	.18	.11
Net realized and unrealized gain (loss)	.17	.29	.22	(.10)	.37
Total from investment operations	.36	.63	.49	.08	.48
Distributions from net investment income	(.18)	(.33)	(.24)	(.16)	(.09)
Distributions from net realized gain	(.05)	(.08)	(.04)	(.01)	-
Total distributions	(.23) I	(.41)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 10.86	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Total Return B, C, D	3.38%	6.11%	4.78%	.79%	4.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	3.49% A	3.21%	2.58%	1.71%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,897	$ 39,739	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	89% A	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.228 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.29	.22	.12	.07
Net realized and unrealized gain (loss)	.18	.28	.21	(.10)	.37
Total from investment operations	.34	.57	.43	.02	.44
Distributions from net investment income	(.15)	(.27)	(.19)	(.10)	(.06)
Distributions from net realized gain	(.05)	(.08)	(.04)	(.01)	-
Total distributions	(.20) J	(.35)	(.22) I	(.11)	(.06)
Net asset value, end of period	$ 10.86	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D	3.20%	5.57%	4.27%	.23%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.99% A	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,080	$ 4,993	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	89% A	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. J Total distributions of $.199 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.29	.22	.12	.07
Net realized and unrealized gain (loss)	.18	.27	.22	(.09)	.37
Total from investment operations	.34	.56	.44	.03	.44
Distributions from net investment income	(.16)	(.27)	(.19)	(.11)	(.07)
Distributions from net realized gain	(.05)	(.08)	(.04)	(.01)	-
Total distributions	(.20) J	(.35)	(.22) I	(.12)	(.07)
Net asset value, end of period	$ 10.85	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D	3.23%	5.48%	4.37%	.24%	4.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.99% A	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,017	$ 13,279	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	89% A	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. J Total distributions of $.202 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.046 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.39	.32	.23	.14
Net realized and unrealized gain (loss)	.18	.30	.23	(.11)	.37
Total from investment operations	.39	.69	.55	.12	.51
Distributions from net investment income	(.21)	(.38)	(.29)	(.21)	(.10)
Distributions from net realized gain	(.05)	(.08)	(.04)	(.01)	-
Total distributions	(.26) H	(.46)	(.33)	(.22)	(.10)
Net asset value, end of period	$ 10.89	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Total Return B, C	3.64%	6.72%	5.39%	1.21%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.01%	.08%	.08% A
Net investment income (loss)	3.99% A	3.71%	3.08%	2.21%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,504	$ 2,800	$ 1,134	$ 626	$ 359
Portfolio turnover rate	89% A	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.256 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.5	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	6.3	8.0
Fidelity Advisor Equity Growth Fund Institutional Class	5.1	4.7
Fidelity Advisor Equity Income Fund Institutional Class	7.4	8.1
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	6.2
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.2
Fidelity Advisor Mid Cap Fund Institutional Class	3.1	3.2
Fidelity Advisor Small Cap Fund Institutional Class	1.8	2.4
Fidelity Small Cap Opportunities Fund	1.1	0.0
	39.1	38.9
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.8	4.8
Fidelity Advisor Overseas Fund Institutional Class	4.8	4.9
	9.6	9.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.0	13.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	9.0	13.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.8	7.3
Fidelity Advisor Total Bond Fund Institutional Class	9.9	0.2
	34.7	34.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	6.4	5.9
Fidelity Cash Reserves Fund	0.8	0.6
Fidelity Institutional Money Market Portfolio Class I	4.5	5.2
	11.7	11.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.1%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	34.7%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	11.7%

Six months ago
Domestic Equity Funds	38.9%
International Equity Funds	9.7%
Investment Grade Fixed-Income Funds	34.8%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	11.7%

Expected
Domestic Equity Funds	38.9%
International Equity Funds	9.0%
Investment Grade Fixed-Income Funds	34.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.7%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity 100 Index Fund	136,764	$ 1,518,080
Fidelity Advisor Dividend Growth Fund Institutional Class	450,688	6,548,490
Fidelity Advisor Equity Growth Fund Institutional Class	77,390	5,223,084
Fidelity Advisor Equity Income Fund Institutional Class	232,939	7,614,786
Fidelity Advisor Growth & Income Fund Institutional Class	296,743	6,608,475
Fidelity Advisor Large Cap Fund Institutional Class	301,634	6,654,047
Fidelity Advisor Mid Cap Fund Institutional Class	112,351	3,254,797
Fidelity Advisor Small Cap Fund Institutional Class	72,670	1,879,237
Fidelity Small Cap Opportunities Fund	112,528	1,105,028
TOTAL DOMESTIC EQUITY FUNDS		40,406,024
International Equity Funds - 9.6%
Fidelity Advisor Diversified International Fund Institutional Class	189,417	4,941,891
Fidelity Advisor Overseas Fund Institutional Class	190,334	4,922,043
TOTAL INTERNATIONAL EQUITY FUNDS		9,863,934
TOTAL EQUITY FUNDS (Cost $41,722,441)		50,269,958
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	492,765	5,040,988
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Advisor Government Income Fund Institutional Class	911,678	9,244,418
Fidelity Advisor Intermediate Bond Fund Institutional Class	865,089	9,256,448
Fidelity Advisor Strategic Real Return Fund Institutional Class	685,291	7,024,230
Fidelity Advisor Total Bond Fund Institutional Class	996,456	10,273,459
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		35,798,555
TOTAL FIXED-INCOME FUNDS (Cost $40,582,587)		40,839,543
Short-Term Funds - 11.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	714,017	$ 6,640,360
Fidelity Cash Reserves Fund	829,178	829,178
Fidelity Institutional Money Market Portfolio Class I	4,606,994	4,606,994
TOTAL SHORT-TERM FUNDS (Cost $12,163,375)		12,076,532
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $94,468,403)		$ 103,186,033

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $94,468,403) - See accompanying schedule		$ 103,186,033
Receivable for investments sold		98,775
Receivable for fund shares sold		382,578
Other affiliated receivables		18,181
Total assets		103,685,567

Liabilities
Payable for investments purchased	$ 196,219
Payable for fund shares redeemed	285,166
Distribution fees payable	33,506
Total liabilities		514,891

Net Assets		$ 103,170,676
Net Assets consist of:
Paid in capital		$ 93,559,779
Undistributed net investment income		1,036,902
Accumulated undistributed net realized gain (loss) on investments		(143,635)
Net unrealized appreciation (depreciation) on investments		8,717,630
Net Assets		$ 103,170,676

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,567,580 ÷ 5,069,240 shares)		$ 12.34

Maximum offering price per share (100/94.25 of $12.34)		$ 13.09
Class T: Net Asset Value and redemption price per share ($21,973,910 ÷ 1,783,626 shares)		$ 12.32

Maximum offering price per share (100/96.50 of $12.32)		$ 12.77
Class B: Net Asset Value and offering price per share ($3,822,261 ÷ 311,410 shares)A		$ 12.27

Class C: Net Asset Value and offering price per share ($10,557,816 ÷ 861,534 shares)A		$ 12.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,249,109 ÷ 342,653 shares)		$ 12.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,263,899

Expenses
Distribution fees	$ 193,086
Independent trustees' compensation	162
Total expenses before reductions	193,248
Expense reductions	(162)	193,086
Net investment income (loss)		1,070,813
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(159,906)
Capital gain distributions from underlying funds	2,071	(157,835)
Change in net unrealized appreciation (depreciation) on underlying funds		4,344,578
Net gain (loss)		4,186,743
Net increase (decrease) in net assets resulting from operations		$ 5,257,556

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,070,813	$ 1,313,903
Net realized gain (loss)	(157,835)	1,084,846
Change in net unrealized appreciation (depreciation)	4,344,578	2,293,259
Net increase (decrease) in net assets resulting from operations	5,257,556	4,692,008
Distributions to shareholders from net investment income	(360,939)	(1,128,986)
Distributions to shareholders from net realized gain	(830,264)	(779,745)
Total distributions	(1,191,203)	(1,908,731)
Share transactions - net increase (decrease)	12,892,051	40,480,285
Total increase (decrease) in net assets	16,958,404	43,263,562

Net Assets
Beginning of period	86,212,272	42,948,710
End of period (including undistributed net investment income of $1,036,902 and undistributed net investment income of $327,028, respectively)	$ 103,170,676	$ 86,212,272

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.28	.25	.22	.09
Net realized and unrealized gain (loss)	.53	.63	.76	.03	.46
Total from investment operations	.67	.91	1.01	.25	.55
Distributions from net investment income	(.05)	(.23)	(.20)	(.17)	(.06)
Distributions from net realized gain	(.11)	(.18)	(.05)	- I	-
Total distributions	(.16)	(.41)	(.25)	(.17)	(.06)
Net asset value, end of period	$ 12.34	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Total Return B, C, D	5.72%	8.21%	9.63%	2.38%	5.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.40% A	2.49%	2.25%	2.13%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,568	$ 49,418	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	38% A	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.25	.22	.20	.08
Net realized and unrealized gain (loss)	.54	.63	.75	.03	.46
Total from investment operations	.67	.88	.97	.23	.54
Distributions from net investment income	(.05)	(.20)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.11)	(.18)	(.05)	- I	-
Total distributions	(.16)	(.38)	(.22)	(.15) J	(.06)
Net asset value, end of period	$ 12.32	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Total Return B, C, D	5.66%	7.95%	9.31%	2.17%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.58%	.58% A
Net investment income (loss)	2.15% A	2.24%	2.00%	1.88%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,974	$ 20,289	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	38% A	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.20	.16	.14	.06
Net realized and unrealized gain (loss)	.53	.62	.76	.03	.46
Total from investment operations	.63	.82	.92	.17	.52
Distributions from net investment income	(.03)	(.14)	(.12)	(.11)	(.05)
Distributions from net realized gain	(.11)	(.18)	(.05)	- I	-
Total distributions	(.14)	(.32)	(.17)	(.11)	(.05)
Net asset value, end of period	$ 12.27	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Total Return B, C, D	5.36%	7.40%	8.80%	1.64%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	1.65% A	1.74%	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,822	$ 3,974	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	38% A	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.20	.16	.14	.06
Net realized and unrealized gain (loss)	.53	.62	.75	.04	.46
Total from investment operations	.63	.82	.91	.18	.52
Distributions from net investment income	(.03)	(.15)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.11)	(.18)	(.05)	- I	-
Total distributions	(.14)	(.33)	(.17)	(.12)	(.05)
Net asset value, end of period	$ 12.25	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Total Return B, C, D	5.37%	7.36%	8.74%	1.74%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.65% A	1.74%	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,558	$ 9,107	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	38% A	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Net asset value, beginning of period	$ 11.87	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.31	.28	.25	.10
Net realized and unrealized gain (loss)	.54	.62	.76	.04	.45
Total from investment operations	.70	.93	1.04	.29	.55
Distributions from net investment income	(.06)	(.25)	(.22)	(.18)	(.06)
Distributions from net realized gain	(.11)	(.18)	(.05)	- H	-
Total distributions	(.17)	(.43)	(.27)	(.18)	(.06)
Net asset value, end of period	$ 12.40	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Total Return B, C	5.93%	8.37%	9.92%	2.79%	5.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.65% A	2.74%	2.50%	2.38%	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,249	$ 3,424	$ 1,376	$ 651	$ 397
Portfolio turnover rate	38% A	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.5	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	6.5	8.4
Fidelity Advisor Equity Growth Fund Institutional Class	5.2	4.8
Fidelity Advisor Equity Income Fund Institutional Class	7.5	8.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.5
Fidelity Advisor Large Cap Fund Institutional Class	6.6	6.4
Fidelity Advisor Mid Cap Fund Institutional Class	3.2	3.4
Fidelity Advisor Small Cap Fund Institutional Class	1.9	2.5
Fidelity Small Cap Opportunities Fund	1.1	0.0
	40.0	40.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.2	5.2
Fidelity Advisor Overseas Fund Institutional Class	5.1	5.3
	10.3	10.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.0	13.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	9.1	13.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.9	6.9
Fidelity Advisor Total Bond Fund Institutional Class	10.2	0.1
	35.2	34.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.2	4.9
Fidelity Cash Reserves Fund	0.2	0.5
Fidelity Institutional Money Market Portfolio Class I	4.1	4.3
	9.5	9.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.0%
International Equity Funds	10.3%
Investment Grade Fixed-Income Funds	35.2%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.5%

Six months ago
Domestic Equity Funds	40.5%
International Equity Funds	10.5%
Investment Grade Fixed-Income Funds	34.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.7%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.3%
	Shares	Value
Domestic Equity Funds - 40.0%
Fidelity 100 Index Fund	895,885	$ 9,944,328
Fidelity Advisor Dividend Growth Fund Institutional Class	2,934,333	42,635,860
Fidelity Advisor Equity Growth Fund Institutional Class	505,314	34,103,642
Fidelity Advisor Equity Income Fund Institutional Class	1,522,222	49,761,430
Fidelity Advisor Growth & Income Fund Institutional Class	1,939,510	43,192,895
Fidelity Advisor Large Cap Fund Institutional Class	1,971,071	43,481,819
Fidelity Advisor Mid Cap Fund Institutional Class	733,832	21,259,118
Fidelity Advisor Small Cap Fund Institutional Class	472,166	12,210,223
Fidelity Small Cap Opportunities Fund	745,374	7,319,572
TOTAL DOMESTIC EQUITY FUNDS		263,908,887
International Equity Funds - 10.3%
Fidelity Advisor Diversified International Fund Institutional Class	1,304,941	34,045,911
Fidelity Advisor Overseas Fund Institutional Class	1,311,076	33,904,436
TOTAL INTERNATIONAL EQUITY FUNDS		67,950,347
TOTAL EQUITY FUNDS (Cost $267,511,211)		331,859,234
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,240,128	33,146,509
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Advisor Government Income Fund Institutional Class	5,899,326	59,819,165
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,602,483	59,946,572
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,445,575	45,567,145
Fidelity Advisor Total Bond Fund Institutional Class	6,527,147	67,294,884
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		232,627,766
TOTAL FIXED-INCOME FUNDS (Cost $264,825,340)		265,774,275
Short-Term Funds - 9.5%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,717,718	$ 34,574,774
Fidelity Cash Reserves Fund	1,276,740	1,276,740
Fidelity Institutional Money Market Portfolio Class I	26,678,946	26,678,946
TOTAL SHORT-TERM FUNDS (Cost $63,061,847)		62,530,460
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $595,398,398)		$ 660,163,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $595,398,398) - See accompanying schedule		$ 660,163,969
Cash		7,209
Receivable for investments sold		1,249,909
Receivable for fund shares sold		1,858,434
Other affiliated receivables		39,810
Total assets		663,319,331

Liabilities
Payable for investments purchased	$ 42,320
Payable for fund shares redeemed	3,073,052
Distribution fees payable	229,255
Total liabilities		3,344,627

Net Assets		$ 659,974,704
Net Assets consist of:
Paid in capital		$ 589,801,328
Undistributed net investment income		6,377,919
Accumulated undistributed net realized gain (loss) on investments		(970,114)
Net unrealized appreciation (depreciation) on investments		64,765,571
Net Assets		$ 659,974,704

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($314,299,450 ÷ 24,506,186 shares)		$ 12.83

Maximum offering price per share (100/94.25 of $12.83)		$ 13.61
Class T: Net Asset Value and redemption price per share ($221,981,595 ÷ 17,382,775 shares)		$ 12.77

Maximum offering price per share (100/96.50 of $12.77)		$ 13.23
Class B: Net Asset Value and offering price per share ($36,525,127 ÷ 2,872,595 shares)A		$ 12.72

Class C: Net Asset Value and offering price per share ($56,812,126 ÷ 4,478,366 shares)A		$ 12.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,356,406 ÷ 2,357,960 shares)		$ 12.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,692,730

Expenses
Distribution fees	$ 1,314,042
Independent trustees' compensation	1,037
Total expenses before reductions	1,315,079
Expense reductions	(1,037)	1,314,042
Net investment income (loss)		6,378,688
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(808,204)
Capital gain distributions from underlying funds	12,810	(795,394)
Change in net unrealized appreciation (depreciation) on underlying funds		28,999,865
Net gain (loss)		28,204,471
Net increase (decrease) in net assets resulting from operations		$ 34,583,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,378,688	$ 9,598,170
Net realized gain (loss)	(795,394)	8,098,050
Change in net unrealized appreciation (depreciation)	28,999,865	17,456,575
Net increase (decrease) in net assets resulting from operations	34,583,159	35,152,795
Distributions to shareholders from net investment income	(1,918,777)	(8,928,486)
Distributions to shareholders from net realized gain	(6,480,329)	(6,751,314)
Total distributions	(8,399,106)	(15,679,800)
Share transactions - net increase (decrease)	86,395,218	154,994,187
Total increase (decrease) in net assets	112,579,271	174,467,182

Net Assets
Beginning of period	547,395,433	372,928,251
End of period (including undistributed net investment income of $6,377,919 and undistributed net investment income of $1,918,008, respectively)	$ 659,974,704	$ 547,395,433

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.29	.25	.23	.16
Net realized and unrealized gain (loss)	.60	.66	.80	.04	.83
Total from investment operations	.74	.95	1.05	.27	.99
Distributions from net investment income	(.05)	(.26)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.14)	(.20)	(.06)	- I	-
Total distributions	(.19)	(.46)	(.27) J	(.18)	(.07)
Net asset value, end of period	$ 12.83	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Total Return B, C, D	6.04%	8.22%	9.65%	2.48%	9.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.29% A	2.43%	2.23%	2.10%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,299	$ 248,500	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	19% A	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.26	.22	.20	.14
Net realized and unrealized gain (loss)	.58	.66	.80	.04	.83
Total from investment operations	.71	.92	1.02	.24	.97
Distributions from net investment income	(.04)	(.23)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.14)	(.20)	(.06)	- I	-
Total distributions	(.18)	(.43)	(.24) J	(.17)	(.07)
Net asset value, end of period	$ 12.77	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D	5.84%	8.00%	9.42%	2.18%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	2.04% A	2.18%	1.98%	1.86%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,982	$ 194,563	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	19% A	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.20	.17	.15	.10
Net realized and unrealized gain (loss)	.58	.66	.79	.04	.83
Total from investment operations	.68	.86	.96	.19	.93
Distributions from net investment income	(.02)	(.17)	(.13)	(.12)	(.06)
Distributions from net realized gain	(.14)	(.20)	(.06)	- I	-
Total distributions	(.16)	(.37)	(.19)	(.12)	(.06)
Net asset value, end of period	$ 12.72	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Total Return B, C, D	5.63%	7.47%	8.83%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.54% A	1.68%	1.48%	1.35%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,525	$ 34,834	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	19% A	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.20	.17	.15	.10
Net realized and unrealized gain (loss)	.59	.66	.78	.04	.83
Total from investment operations	.69	.86	.95	.19	.93
Distributions from net investment income	(.03)	(.18)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.14)	(.20)	(.06)	- I	-
Total distributions	(.17)	(.38)	(.19) J	(.13)	(.06)
Net asset value, end of period	$ 12.69	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Total Return B, C, D	5.66%	7.45%	8.78%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.54% A	1.68%	1.48%	1.36%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,812	$ 47,918	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	19% A	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.32	.28	.26	.17
Net realized and unrealized gain (loss)	.58	.67	.80	.05	.83
Total from investment operations	.74	.99	1.08	.31	1.00
Distributions from net investment income	(.05)	(.29)	(.24)	(.20)	(.07)
Distributions from net realized gain	(.14)	(.20)	(.06)	- H	-
Total distributions	(.19)	(.49)	(.29) J	(.21) I	(.07)
Net asset value, end of period	$ 12.87	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Total Return B, C	6.08%	8.52%	9.94%	2.80%	10.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.01%	.08%	.08% A
Net investment income (loss)	2.54% A	2.68%	2.48%	2.35%	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,356	$ 21,580	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	19% A	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share. J Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.6	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	7.2	9.4
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	5.5
Fidelity Advisor Equity Income Fund Institutional Class	8.4	9.6
Fidelity Advisor Growth & Income Fund Institutional Class	7.3	7.3
Fidelity Advisor Large Cap Fund Institutional Class	7.3	7.3
Fidelity Advisor Mid Cap Fund Institutional Class	3.6	3.8
Fidelity Advisor Small Cap Fund Institutional Class	2.1	2.8
Fidelity Small Cap Opportunities Fund	1.2	0.0
	44.4	45.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.8	5.9
Fidelity Advisor Overseas Fund Institutional Class	5.7	5.9
	11.5	11.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.9	6.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	8.3	12.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	8.3	12.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.3	6.2
Fidelity Advisor Total Bond Fund Institutional Class	9.5	0.1
	32.4	30.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.3	2.8
Fidelity Cash Reserves Fund	0.2	0.3
Fidelity Institutional Money Market Portfolio Class I	2.3	2.4
	5.8	5.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.4%
International Equity Funds	11.5%
Investment Grade Fixed-Income Funds	32.4%
High Yield Fixed-Income Funds	5.9%
Short-Term Funds	5.8%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	11.8%
Investment Grade Fixed-Income Funds	30.9%
High Yield Fixed-Income Funds	6.0%
Short-Term Funds	5.5%

Expected
Domestic Equity Funds	43.7%
International Equity Funds	10.9%
Investment Grade Fixed-Income Funds	32.7%
High Yield Fixed-Income Funds	5.7%
Short-Term Funds	7.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.9%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity 100 Index Fund	1,144,000	$ 12,698,395
Fidelity Advisor Dividend Growth Fund Institutional Class	3,794,251	55,130,463
Fidelity Advisor Equity Growth Fund Institutional Class	652,999	44,070,935
Fidelity Advisor Equity Income Fund Institutional Class	1,964,549	64,221,100
Fidelity Advisor Growth & Income Fund Institutional Class	2,504,402	55,773,023
Fidelity Advisor Large Cap Fund Institutional Class	2,542,564	56,088,969
Fidelity Advisor Mid Cap Fund Institutional Class	948,038	27,464,657
Fidelity Advisor Small Cap Fund Institutional Class	610,878	15,797,305
Fidelity Small Cap Opportunities Fund	953,567	9,364,029
TOTAL DOMESTIC EQUITY FUNDS		340,608,876
International Equity Funds-11.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,686,440	43,999,207
Fidelity Advisor Overseas Fund Institutional Class	1,694,502	43,819,834
TOTAL INTERNATIONAL EQUITY FUNDS		87,819,041
TOTAL EQUITY FUNDS (Cost $353,531,283)		428,427,917
Fixed-Income Funds - 38.3%

High Yield Fixed-Income Funds - 5.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,398,138	44,992,949
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Advisor Government Income Fund Institutional Class	6,304,416	63,926,780
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,966,968	63,846,559
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,749,924	48,686,721
Fidelity Advisor Total Bond Fund Institutional Class	7,033,089	72,511,150
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		248,971,210
TOTAL FIXED-INCOME FUNDS (Cost $292,043,875)		293,964,159
Short-Term Funds - 5.8%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,748,641	$ 25,562,363
Fidelity Cash Reserves Fund	1,155,849	1,155,849
Fidelity Institutional Money Market Portfolio Class I	17,727,531	17,727,531
TOTAL SHORT-TERM FUNDS (Cost $44,736,463)		44,445,743
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $690,311,621)		$ 766,837,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $690,311,621) - See accompanying schedule		$ 766,837,819
Cash		80
Receivable for investments sold		770,153
Receivable for fund shares sold		1,901,177
Other affiliated receivables		126,442
Total assets		769,635,671

Liabilities
Payable for investments purchased	$ 181,716
Payable for fund shares redeemed	2,489,335
Distribution fees payable	253,539
Total liabilities		2,924,590

Net Assets		$ 766,711,081
Net Assets consist of:
Paid in capital		$ 684,349,572
Undistributed net investment income		6,397,997
Accumulated undistributed net realized gain (loss) on investments		(562,686)
Net unrealized appreciation (depreciation) on investments		76,526,198
Net Assets		$ 766,711,081

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($397,112,377 ÷ 30,568,438 shares)		$ 12.99

Maximum offering price per share (100/94.25 of $12.99)		$ 13.78
Class T: Net Asset Value and redemption price per share ($207,767,000 ÷ 16,036,742 shares)		$ 12.96

Maximum offering price per share (100/96.50 of $12.96)		$ 13.43
Class B: Net Asset Value and offering price per share ($45,151,256 ÷ 3,503,218 shares)A		$ 12.89

Class C: Net Asset Value and offering price per share ($65,494,621 ÷ 5,085,900 shares)A		$ 12.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($51,185,827 ÷ 3,918,177 shares)		$ 13.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 7,849,032
Interest		160
Total income		7,849,192

Expenses
Distribution fees	$ 1,453,430
Independent trustees' compensation	1,177
Total expenses before reductions	1,454,607
Expense reductions	(1,177)	1,453,430
Net investment income (loss)		6,395,762
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(429,854)
Capital gain distributions from underlying funds	16,140	(413,714)
Change in net unrealized appreciation (depreciation) on underlying funds		37,227,222
Net gain (loss)		36,813,508
Net increase (decrease) in net assets resulting from operations		$ 43,209,270

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,395,762	$ 9,219,648
Net realized gain (loss)	(413,714)	11,453,628
Change in net unrealized appreciation (depreciation)	37,227,222	19,737,804
Net increase (decrease) in net assets resulting from operations	43,209,270	40,411,080
Distributions to shareholders from net investment income	(1,685,963)	(8,406,068)
Distributions to shareholders from net realized gain	(9,504,092)	(6,941,908)
Total distributions	(11,190,055)	(15,347,976)
Share transactions - net increase (decrease)	119,061,886	240,828,001
Total increase (decrease) in net assets	151,081,101	265,891,105

Net Assets
Beginning of period	615,629,980	349,738,875
End of period (including undistributed net investment income of $6,397,997 and undistributed net investment income of $1,688,198, respectively)	$ 766,711,081	$ 615,629,980

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.26	.22	.21	.07
Net realized and unrealized gain (loss)	.68	.74	1.07	.13	.56
Total from investment operations	.81	1.00	1.29	.34	.63
Distributions from net investment income	(.04)	(.23)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.18)	(.21)	(.06)	- I	-
Total distributions	(.22) J	(.44)	(.22)	(.14)	(.06)
Net asset value, end of period	$ 12.99	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Total Return B, C, D	6.59%	8.56%	12.12%	3.22%	6.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.02% A	2.21%	1.93%	2.02%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 397,112	$ 291,783	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	19% A	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.221 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.23	.19	.19	.06
Net realized and unrealized gain (loss)	.68	.75	1.06	.13	.57
Total from investment operations	.79	.98	1.25	.32	.63
Distributions from net investment income	(.03)	(.20)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.18)	(.21)	(.06)	- I	-
Total distributions	(.21) J	(.41)	(.20)	(.13)	(.06)
Net asset value, end of period	$ 12.96	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D	6.45%	8.40%	11.71%	3.01%	6.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.77% A	1.96%	1.68%	1.77%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,767	$ 186,106	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	19% A	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.213 per share is comprised of distributions from net investment income of $.030 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17	.13	.13	.04
Net realized and unrealized gain (loss)	.68	.74	1.06	.13	.58
Total from investment operations	.76	.91	1.19	.26	.62
Distributions from net investment income	(.01)	(.14)	(.09)	(.09)	(.06)
Distributions from net realized gain	(.18)	(.21)	(.06)	- I	-
Total distributions	(.20) J	(.35)	(.15)	(.09)	(.06)
Net asset value, end of period	$ 12.89	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	6.18%	7.83%	11.17%	2.49%	6.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.27% A	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,151	$ 41,424	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	19% A	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.197 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17	.13	.13	.04
Net realized and unrealized gain (loss)	.68	.74	1.06	.13	.57
Total from investment operations	.76	.91	1.19	.26	.61
Distributions from net investment income	(.02)	(.15)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.18)	(.21)	(.06)	- I	-
Total distributions	(.20) J	(.36)	(.15)	(.09)	(.05)
Net asset value, end of period	$ 12.88	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	6.20%	7.81%	11.19%	2.47%	6.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.27% A	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,495	$ 56,686	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	19% A	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.199 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.183 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.29	.25	.24	.09
Net realized and unrealized gain (loss)	.68	.75	1.07	.13	.56
Total from investment operations	.82	1.04	1.32	.37	.65
Distributions from net investment income	(.04)	(.25)	(.18)	(.15)	(.06)
Distributions from net realized gain	(.18)	(.21)	(.06)	- H	-
Total distributions	(.23) I	(.46)	(.24)	(.15)	(.06)
Net asset value, end of period	$ 13.06	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Total Return B, C	6.60%	8.90%	12.36%	3.52%	6.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.27% A	2.46%	2.18%	2.27%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,186	$ 39,631	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	19% A	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.227 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.0	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	8.7	11.2
Fidelity Advisor Equity Growth Fund Institutional Class	7.0	6.6
Fidelity Advisor Equity Income Fund Institutional Class	10.1	11.4
Fidelity Advisor Growth & Income Fund Institutional Class	8.8	8.8
Fidelity Advisor Large Cap Fund Institutional Class	8.9	8.7
Fidelity Advisor Mid Cap Fund Institutional Class	4.3	4.5
Fidelity Advisor Small Cap Fund Institutional Class	2.5	3.3
Fidelity Small Cap Opportunities Fund	1.5	0.0
	53.8	54.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.9	7.0
Fidelity Advisor Overseas Fund Institutional Class	6.9	7.1
	13.8	14.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	6.3	9.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	6.3	9.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.8	4.7
Fidelity Advisor Total Bond Fund Institutional Class	7.1	0.1
	24.5	23.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.3	0.2
Fidelity Cash Reserves Fund	0.0*	0.0*
Fidelity Institutional Money Market Portfolio Class I	0.1	0.1
	0.4	0.3
	100.0	100.0

*Amount represents less than 0.1%.

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	53.8%
International Equity Funds	13.8%
Investment Grade Fixed-Income Funds	24.5%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds	54.6%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	23.6%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.3%

Expected
Domestic Equity Funds	53.5%
International Equity Funds	13.4%
Investment Grade Fixed-Income Funds	24.9%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.6%
	Shares	Value
Domestic Equity Funds - 53.8%
Fidelity 100 Index Fund	2,586,257	$ 28,707,451
Fidelity Advisor Dividend Growth Fund Institutional Class	8,486,494	123,308,752
Fidelity Advisor Equity Growth Fund Institutional Class	1,462,122	98,678,638
Fidelity Advisor Equity Income Fund Institutional Class	4,402,750	143,925,882
Fidelity Advisor Growth & Income Fund Institutional Class	5,615,626	125,059,999
Fidelity Advisor Large Cap Fund Institutional Class	5,702,441	125,795,841
Fidelity Advisor Mid Cap Fund Institutional Class	2,124,989	61,560,920
Fidelity Advisor Small Cap Fund Institutional Class	1,370,587	35,443,377
Fidelity Small Cap Opportunities Fund	2,173,113	21,339,969
TOTAL DOMESTIC EQUITY FUNDS		763,820,829
International Equity Funds - 13.8%
Fidelity Advisor Diversified International Fund Institutional Class	3,773,867	98,460,182
Fidelity Advisor Overseas Fund Institutional Class	3,792,297	98,068,809
TOTAL INTERNATIONAL EQUITY FUNDS		196,528,991
TOTAL EQUITY FUNDS (Cost $776,705,804)		960,349,820
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	10,308,678	105,457,773
Investment Grade Fixed-Income Funds - 24.5%
Fidelity Advisor Government Income Fund Institutional Class	8,860,985	89,850,390
Fidelity Advisor Intermediate Bond Fund Institutional Class	8,360,309	89,455,303
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,646,198	68,123,533
Fidelity Advisor Total Bond Fund Institutional Class	9,768,645	100,714,727
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		348,143,953
TOTAL FIXED-INCOME FUNDS (Cost $448,399,784)		453,601,726
Short-Term Funds - 0.4%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	408,684	$ 3,800,761
Fidelity Cash Reserves Fund	121,931	121,931
Fidelity Institutional Money Market Portfolio Class I	2,104,504	2,104,504
TOTAL SHORT-TERM FUNDS (Cost $6,065,952)		6,027,196
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,231,171,540)		$ 1,419,978,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $1,231,171,540) - See accompanying schedule		$ 1,419,978,742
Receivable for investments sold		3,689,040
Receivable for fund shares sold		4,293,301
Other affiliated receivables		116,787
Total assets		1,428,077,870

Liabilities
Payable for investments purchased	$ 1,221,863
Payable for fund shares redeemed	6,760,422
Distribution fees payable	490,616
Total liabilities		8,472,901

Net Assets		$ 1,419,604,969
Net Assets consist of:
Paid in capital		$ 1,222,891,294
Undistributed net investment income		8,744,892
Accumulated undistributed net realized gain (loss) on investments		(838,419)
Net unrealized appreciation (depreciation) on investments		188,807,202
Net Assets		$ 1,419,604,969

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($672,286,250 ÷ 47,205,983 shares)		$ 14.24

Maximum offering price per share (100/94.25 of $14.24)		$ 15.11
Class T: Net Asset Value and redemption price per share ($492,628,786 ÷ 34,655,785 shares)		$ 14.21

Maximum offering price per share (100/96.50 of $14.21)		$ 14.73
Class B: Net Asset Value and offering price per share ($95,830,260 ÷ 6,779,781 shares)A		$ 14.13

Class C: Net Asset Value and offering price per share ($98,111,474 ÷ 6,947,462 shares)A		$ 14.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,748,199 ÷ 4,243,015 shares)		$ 14.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,575,031

Expenses
Distribution fees	$ 2,828,389
Independent trustees' compensation	2,210
Total expenses before reductions	2,830,599
Expense reductions	(2,210)	2,828,389
Net investment income (loss)		8,746,642
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(639,320)
Capital gain distributions from underlying funds	37,175	(602,145)
Change in net unrealized appreciation (depreciation) on underlying funds		84,045,139
Net gain (loss)		83,442,994
Net increase (decrease) in net assets resulting from operations		$ 92,189,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,746,642	$ 15,157,016
Net realized gain (loss)	(602,145)	25,076,912
Change in net unrealized appreciation (depreciation)	84,045,139	44,485,432
Net increase (decrease) in net assets resulting from operations	92,189,636	84,719,360
Distributions to shareholders from net investment income	(1,803,231)	(14,683,101)
Distributions to shareholders from net realized gain	(20,531,419)	(18,704,702)
Total distributions	(22,334,650)	(33,387,803)
Share transactions - net increase (decrease)	197,118,483	366,470,672
Total increase (decrease) in net assets	266,973,469	417,802,229

Net Assets
Beginning of period	1,152,631,500	734,829,271
End of period (including undistributed net investment income of $8,744,892 and undistributed net investment income of $1,801,481, respectively)	$ 1,419,604,969	$ 1,152,631,500

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.24	.19	.20	.13
Net realized and unrealized gain (loss)	.90	.92	1.36	.23	1.25
Total from investment operations	1.01	1.16	1.55	.43	1.38
Distributions from net investment income	(.03)	(.23)	(.16)	(.18)	(.09)
Distributions from net realized gain	(.23)	(.30)	(.08)	- I	-
Total distributions	(.26) M	(.52) L	(.23) K	(.19) J	(.09)
Net asset value, end of period	$ 14.24	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D	7.53%	9.21%	13.62%	3.75%	13.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	1.54% A	1.89%	1.60%	1.80%	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 672,286	$ 511,536	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	13% A	13%	6%	1%	4% A

A Annualize B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share. K Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share. L Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share. M Total distributions of $.258 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.231 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.21	.16	.18	.11
Net realized and unrealized gain (loss)	.90	.92	1.36	.21	1.26
Total from investment operations	.99	1.13	1.52	.39	1.37
Distributions from net investment income	(.02)	(.19)	(.13)	(.16)	(.08)
Distributions from net realized gain	(.23)	(.30)	(.08)	- I	-
Total distributions	(.25) K	(.49) J	(.21)	(.16)	(.08)
Net asset value, end of period	$ 14.21	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D	7.40%	8.97%	13.28%	3.46%	13.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.29% A	1.63%	1.35%	1.55%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 492,629	$ 431,886	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	13% A	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share. K Total distributions of $.249 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.231 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.10	.12	.07
Net realized and unrealized gain (loss)	.90	.91	1.35	.21	1.27
Total from investment operations	.95	1.06	1.45	.33	1.34
Distributions from net investment income	- I	(.13)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.23)	(.30)	(.07)	- I	-
Total distributions	(.23) K	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 14.13	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D	7.15%	8.40%	12.71%	2.93%	13.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.79% A	1.13%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,830	$ 85,981	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	13% A	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share. K Total distributions of $.233 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.231 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.10	.12	.07
Net realized and unrealized gain (loss)	.90	.91	1.34	.22	1.26
Total from investment operations	.95	1.06	1.44	.34	1.33
Distributions from net investment income	- I	(.14)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.23)	(.30)	(.07)	- I	-
Total distributions	(.23) K	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 14.12	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Total Return B, C, D	7.16%	8.45%	12.66%	3.02%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.79% A	1.14%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,111	$ 85,076	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	13% A	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share. K Total distributions of $.233 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.231 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.28	.23	.23	.15
Net realized and unrealized gain (loss)	.92	.92	1.36	.23	1.25
Total from investment operations	1.04	1.20	1.59	.46	1.40
Distributions from net investment income	(.03)	(.25)	(.18)	(.20)	(.09)
Distributions from net realized gain	(.23)	(.30)	(.08)	- H	-
Total distributions	(.27) J	(.55) I	(.26)	(.20)	(.09)
Net asset value, end of period	$ 14.32	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Total Return B, C	7.70%	9.47%	13.88%	4.06%	14.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.79% A	2.13%	1.85%	2.05%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,748	$ 38,153	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	13% A	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share. J Total distributions of $.265 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.231 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.1	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	9.1	11.7
Fidelity Advisor Equity Growth Fund Institutional Class	7.3	6.8
Fidelity Advisor Equity Income Fund Institutional Class	10.6	12.0
Fidelity Advisor Growth & Income Fund Institutional Class	9.2	9.2
Fidelity Advisor Large Cap Fund Institutional Class	9.3	9.1
Fidelity Advisor Mid Cap Fund Institutional Class	4.5	4.7
Fidelity Advisor Small Cap Fund Institutional Class	2.6	3.5
Fidelity Small Cap Opportunities Fund	1.6	0.0
	56.3	57.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.3	7.3
Fidelity Advisor Overseas Fund Institutional Class	7.2	7.4
	14.5	14.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.3	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	5.7	8.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.2	8.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.3	4.3
Fidelity Advisor Total Bond Fund Institutional Class	6.7	0.1
	21.9	20.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.3%
International Equity Funds	14.5%
Investment Grade Fixed-Income Funds	21.9%
High Yield Fixed-Income Funds	7.3%

Six months ago
Domestic Equity Funds	57.1%
International Equity Funds	14.7%
Investment Grade Fixed-Income Funds	20.8%
High Yield Fixed-Income Funds	7.4%

Expected
Domestic Equity Funds	56.3%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	22.1%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.8%
	Shares	Value
Domestic Equity Funds - 56.3%
Fidelity 100 Index Fund	1,355,654	$ 15,047,759
Fidelity Advisor Dividend Growth Fund Institutional Class	4,499,585	65,378,967
Fidelity Advisor Equity Growth Fund Institutional Class	775,561	52,342,599
Fidelity Advisor Equity Income Fund Institutional Class	2,334,663	76,320,131
Fidelity Advisor Growth & Income Fund Institutional Class	2,977,675	66,312,811
Fidelity Advisor Large Cap Fund Institutional Class	3,021,168	66,646,956
Fidelity Advisor Mid Cap Fund Institutional Class	1,127,341	32,659,063
Fidelity Advisor Small Cap Fund Institutional Class	726,551	18,788,621
Fidelity Small Cap Opportunities Fund	1,144,477	11,238,766
TOTAL DOMESTIC EQUITY FUNDS		404,735,673
International Equity Funds-14.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,001,609	52,221,990
Fidelity Advisor Overseas Fund Institutional Class	2,011,282	52,011,764
TOTAL INTERNATIONAL EQUITY FUNDS		104,233,754
TOTAL EQUITY FUNDS (Cost $429,104,509)		508,969,427
Fixed-Income Funds - 29.2%

High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,185,695	53,049,661
Investment Grade Fixed-Income Funds - 21.9%
Fidelity Advisor Government Income Fund Institutional Class	4,015,401	40,716,167
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,496,069	37,407,936
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,026,078	31,017,303
Fidelity Advisor Total Bond Fund Institutional Class	4,677,335	48,223,324
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		157,364,730
TOTAL FIXED-INCOME FUNDS (Cost $208,406,754)		210,414,391
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $637,511,263)		$ 719,383,818

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $637,511,263) - See accompanying schedule		$ 719,383,818
Receivable for fund shares sold		2,273,426
Other affiliated receivables		122,723
Total assets		721,779,967

Liabilities
Payable for investments purchased	$ 740,623
Payable for fund shares redeemed	1,532,839
Distribution fees payable	225,399
Total liabilities		2,498,861

Net Assets		$ 719,281,106
Net Assets consist of:
Paid in capital		$ 633,909,487
Undistributed net investment income		3,973,502
Accumulated undistributed net realized gain (loss) on investments		(474,438)
Net unrealized appreciation (depreciation) on investments		81,872,555
Net Assets		$ 719,281,106

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($425,158,275 ÷ 30,848,586 shares)		$ 13.78

Maximum offering price per share (100/94.25 of $13.78)		$ 14.62
Class T: Net Asset Value and redemption price per share ($182,468,344 ÷ 13,231,523 shares)		$ 13.79

Maximum offering price per share (100/96.50 of $13.79)		$ 14.29
Class B: Net Asset Value and offering price per share ($44,190,223 ÷ 3,234,802 shares)A		$ 13.66

Class C: Net Asset Value and offering price per share ($39,802,811 ÷ 2,914,506 shares)A		$ 13.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,661,453 ÷ 1,995,783 shares)		$ 13.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,254,497
Interest		144
Total income		5,254,641

Expenses
Distribution fees	$ 1,273,797
Independent trustees' compensation	1,065
Total expenses before reductions	1,274,862
Expense reductions	(1,065)	1,273,797
Net investment income (loss)		3,980,844
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(397,760)
Capital gain distributions from underlying funds	20,840	(376,920)
Change in net unrealized appreciation (depreciation) on underlying funds		43,244,932
Net gain (loss)		42,868,012
Net increase (decrease) in net assets resulting from operations		$ 46,848,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,980,844	$ 5,944,293
Net realized gain (loss)	(376,920)	11,802,014
Change in net unrealized appreciation (depreciation)	43,244,932	18,500,292
Net increase (decrease) in net assets resulting from operations	46,848,856	36,246,599
Distributions to shareholders from net investment income	(890,003)	(5,346,689)
Distributions to shareholders from net realized gain	(9,789,999)	(6,744,686)
Total distributions	(10,680,002)	(12,091,375)
Share transactions - net increase (decrease)	138,062,914	255,833,989
Total increase (decrease) in net assets	174,231,768	279,989,213

Net Assets
Beginning of period	545,049,338	265,060,125
End of period (including undistributed net investment income of $3,973,502 and undistributed net investment income of $882,661, respectively)	$ 719,281,106	$ 545,049,338

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.22	.17	.19	.06
Net realized and unrealized gain (loss)	.93	.90	1.39	.23	.67
Total from investment operations	1.02	1.12	1.56	.42	.73
Distributions from net investment income	(.03)	(.19)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.22)	(.26)	(.05)	- I	-
Total distributions	(.25)	(.45)	(.18)	(.13)	(.06)
Net asset value, end of period	$ 13.78	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Total Return B, C, D	7.86%	9.26%	14.35%	3.96%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.33%	.33% A
Net investment income (loss)	1.40% A	1.79%	1.44%	1.76%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,158	$ 306,544	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	11% A	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.19	.14	.16	.05
Net realized and unrealized gain (loss)	.92	.91	1.39	.24	.70
Total from investment operations	1.00	1.10	1.53	.40	.75
Distributions from net investment income	(.02)	(.16)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.22)	(.26)	(.05)	- I	-
Total distributions	(.24)	(.42)	(.15) J	(.12)	(.06)
Net asset value, end of period	$ 13.79	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Total Return B, C, D	7.71%	9.10%	14.07%	3.75%	7.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.15% A	1.54%	1.19%	1.51%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,468	$ 154,042	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	11% A	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.08	.11	.03
Net realized and unrealized gain (loss)	.91	.90	1.38	.24	.67
Total from investment operations	.95	1.03	1.46	.35	.70
Distributions from net investment income	- I	(.10)	(.07)	(.08)	(.06)
Distributions from net realized gain	(.22)	(.26)	(.04)	- I	-
Total distributions	(.22)	(.36)	(.11)	(.08)	(.06)
Net asset value, end of period	$ 13.66	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Total Return B, C, D	7.40%	8.57%	13.46%	3.29%	6.97%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.65% A	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,190	$ 37,881	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	11% A	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.08	.11	.03
Net realized and unrealized gain (loss)	.92	.89	1.38	.23	.67
Total from investment operations	.96	1.02	1.46	.34	.70
Distributions from net investment income	- I	(.10)	(.07)	(.08)	(.05)
Distributions from net realized gain	(.22)	(.26)	(.04)	- I	-
Total distributions	(.22)	(.36)	(.11)	(.08)	(.05)
Net asset value, end of period	$ 13.66	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Total Return B, C, D	7.49%	8.51%	13.46%	3.19%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.65% A	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,803	$ 32,679	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	11% A	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25	.20	.22	.08
Net realized and unrealized gain (loss)	.92	.91	1.40	.24	.66
Total from investment operations	1.03	1.16	1.60	.46	.74
Distributions from net investment income	(.03)	(.21)	(.15)	(.15)	(.06)
Distributions from net realized gain	(.22)	(.26)	(.05)	- H	-
Total distributions	(.25)	(.47)	(.20)	(.15)	(.06)
Net asset value, end of period	$ 13.86	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Total Return B, C	7.94%	9.60%	14.69%	4.25%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.65% A	2.04%	1.69%	2.01%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,661	$ 13,903	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	11% A	3%	5%	10%	6% A

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.4	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	10.5	13.5
Fidelity Advisor Equity Growth Fund Institutional Class	8.4	7.9
Fidelity Advisor Equity Income Fund Institutional Class	12.3	13.6
Fidelity Advisor Growth & Income Fund Institutional Class	10.7	10.4
Fidelity Advisor Large Cap Fund Institutional Class	10.7	10.5
Fidelity Advisor Mid Cap Fund Institutional Class	5.2	5.3
Fidelity Advisor Small Cap Fund Institutional Class	3.0	4.0
Fidelity Small Cap Opportunities Fund	1.8	0.0
	65.0	65.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.4	8.3
Fidelity Advisor Overseas Fund Institutional Class	8.4	8.4
	16.8	16.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.8	4.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.6	4.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.1	2.0
Fidelity Advisor Total Bond Fund Institutional Class	3.3	0.1
	10.8	10.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.0%
International Equity Funds	16.8%
Investment Grade Fixed-Income Funds	10.8%
High Yield Fixed-Income Funds	7.4%

Six months ago
Domestic Equity Funds	65.3%
International Equity Funds	16.7%
Investment Grade Fixed-Income Funds	10.7%
High Yield Fixed-Income Funds	7.3%

Expected
Domestic Equity Funds	65.0%
International Equity Funds	16.2%
Investment Grade Fixed-Income Funds	11.3%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.8%
	Shares	Value
Domestic Equity Funds - 65.0%
Fidelity 100 Index Fund	2,179,661	$ 24,194,238
Fidelity Advisor Dividend Growth Fund Institutional Class	7,207,800	104,729,327
Fidelity Advisor Equity Growth Fund Institutional Class	1,240,015	83,688,617
Fidelity Advisor Equity Income Fund Institutional Class	3,735,137	122,101,643
Fidelity Advisor Growth & Income Fund Institutional Class	4,759,636	105,997,083
Fidelity Advisor Large Cap Fund Institutional Class	4,834,021	106,638,512
Fidelity Advisor Mid Cap Fund Institutional Class	1,800,485	52,160,056
Fidelity Advisor Small Cap Fund Institutional Class	1,164,323	30,109,388
Fidelity Small Cap Opportunities Fund	1,825,163	17,923,099
TOTAL DOMESTIC EQUITY FUNDS		647,541,963
International Equity Funds - 16.8%
Fidelity Advisor Diversified International Fund Institutional Class	3,205,839	83,640,339
Fidelity Advisor Overseas Fund Institutional Class	3,221,645	83,311,739
TOTAL INTERNATIONAL EQUITY FUNDS		166,952,078
TOTAL EQUITY FUNDS (Cost $676,307,032)		814,494,041
Fixed-Income Funds - 18.2%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,198,218	73,637,770
Investment Grade Fixed-Income Funds - 10.8%
Fidelity Advisor Government Income Fund Institutional Class	2,757,333	27,959,359
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,422,668	25,922,549
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,057,188	21,086,179
Fidelity Advisor Total Bond Fund Institutional Class	3,176,529	32,750,013
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		107,718,100
TOTAL FIXED-INCOME FUNDS (Cost $177,948,514)		181,355,870
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $854,255,546)		$ 995,849,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $854,255,546) - See accompanying schedule		$ 995,849,911
Receivable for investments sold		1,209,737
Receivable for fund shares sold		2,448,084
Other affiliated receivables		179,973
Total assets		999,687,705

Liabilities
Payable for investments purchased	$ 154,377
Payable for fund shares redeemed	3,503,418
Distribution fees payable	335,632
Total liabilities		3,993,427

Net Assets		$ 995,694,278
Net Assets consist of:
Paid in capital		$ 851,164,300
Undistributed net investment income		3,292,629
Accumulated undistributed net realized gain (loss) on investments		(357,016)
Net unrealized appreciation (depreciation) on investments		141,594,365
Net Assets		$ 995,694,278

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($487,017,204 ÷ 32,025,498 shares)		$ 15.21

Maximum offering price per share (100/94.25 of $15.21)		$ 16.14
Class T: Net Asset Value and redemption price per share ($334,721,511 ÷ 22,095,446 shares)		$ 15.15

Maximum offering price per share (100/96.50 of $15.15)		$ 15.70
Class B: Net Asset Value and offering price per share ($65,979,499 ÷ 4,384,029 shares)A		$ 15.05

Class C: Net Asset Value and offering price per share ($63,444,122 ÷ 4,217,211 shares)A		$ 15.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,531,942 ÷ 2,916,573 shares)		$ 15.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,201,847

Expenses
Distribution fees	$ 1,909,504
Independent trustees' compensation	1,494
Total expenses before reductions	1,910,998
Expense reductions	(1,494)	1,909,504
Net investment income (loss)		3,292,343
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(252,392)
Capital gain distributions from underlying funds	33,806	(218,586)
Change in net unrealized appreciation (depreciation) on underlying funds		69,131,055
Net gain (loss)		68,912,469
Net increase (decrease) in net assets resulting from operations		$ 72,204,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,292,343	$ 7,161,292
Net realized gain (loss)	(218,586)	19,769,395
Change in net unrealized appreciation (depreciation)	69,131,055	30,271,320
Net increase (decrease) in net assets resulting from operations	72,204,812	57,202,007
Distributions to shareholders from net investment income	(702,673)	(6,933,419)
Distributions to shareholders from net realized gain	(16,209,013)	(11,633,462)
Total distributions	(16,911,686)	(18,566,881)
Share transactions - net increase (decrease)	179,463,776	289,401,681
Total increase (decrease) in net assets	234,756,902	328,036,807

Net Assets
Beginning of period	760,937,376	432,900,569
End of period (including undistributed net investment income of $3,292,629 and undistributed net investment income of $702,959, respectively)	$ 995,694,278	$ 760,937,376

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.20	.15	.18	.11
Net realized and unrealized gain (loss)	1.18	1.09	1.70	.30	1.46
Total from investment operations	1.25	1.29	1.85	.48	1.57
Distributions from net investment income	(.02)	(.18)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.29)	(.31)	(.08)	- I	-
Total distributions	(.31) J	(.49)	(.19)	(.15)	(.09)
Net asset value, end of period	$ 15.21	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D	8.81%	9.82%	15.84%	4.19%	15.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	.92% A	1.49%	1.17%	1.55%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 487,017	$ 343,345	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	10% A	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.306 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.288 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.17	.11	.15	.09
Net realized and unrealized gain (loss)	1.17	1.09	1.70	.30	1.46
Total from investment operations	1.22	1.26	1.81	.45	1.55
Distributions from net investment income	(.01)	(.15)	(.09)	(.14)	(.08)
Distributions from net realized gain	(.29)	(.31)	(.08)	- I	-
Total distributions	(.30) K	(.46)	(.16) J	(.14)	(.08)
Net asset value, end of period	$ 15.15	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D	8.62%	9.59%	15.52%	3.91%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	.67% A	1.24%	.92%	1.30%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,722	$ 281,508	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	10% A	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share. K Total distributions of $.297 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.288 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.05	.09	.05
Net realized and unrealized gain (loss)	1.17	1.08	1.70	.30	1.46
Total from investment operations	1.18	1.18	1.75	.39	1.51
Distributions from net investment income	-	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.28)	(.31)	(.07)	- I	-
Total distributions	(.28) J	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 15.05	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	8.40%	8.98%	14.96%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.17% A	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,979	$ 56,845	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	10% A	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.280 per share is comprised of distributions from net investment income of $0.00 and distributions from net realized gain of $.280 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.05	.09	.05
Net realized and unrealized gain (loss)	1.16	1.08	1.70	.30	1.46
Total from investment operations	1.17	1.18	1.75	.39	1.51
Distributions from net investment income	-	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.28)	(.31)	(.07)	- I	-
Total distributions	(.28) J	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 15.04	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	8.33%	9.00%	14.99%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.17% A	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,444	$ 54,338	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	10% A	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.280 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.280 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.32	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.24	.18	.21	.13
Net realized and unrealized gain (loss)	1.17	1.09	1.71	.31	1.45
Total from investment operations	1.26	1.33	1.89	.52	1.58
Distributions from net investment income	(.03)	(.21)	(.13)	(.17)	(.09)
Distributions from net realized gain	(.29)	(.31)	(.09)	- H	-
Total distributions	(.31) I	(.52)	(.22)	(.17)	(.09)
Net asset value, end of period	$ 15.27	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Total Return B, C	8.90%	10.08%	16.10%	4.50%	15.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.07% A
Net investment income (loss)	1.17% A	1.74%	1.42%	1.80%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,532	$ 24,902	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	10% A	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.313 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.288 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.4	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	10.6	14.1
Fidelity Advisor Equity Growth Fund Institutional Class	8.5	7.9
Fidelity Advisor Equity Income Fund Institutional Class	12.4	13.7
Fidelity Advisor Growth & Income Fund Institutional Class	10.8	10.5
Fidelity Advisor Large Cap Fund Institutional Class	10.8	10.4
Fidelity Advisor Mid Cap Fund Institutional Class	5.3	5.3
Fidelity Advisor Small Cap Fund Institutional Class	3.1	4.0
Fidelity Small Cap Opportunities Fund	1.9	0.0
	65.8	66.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.5	8.3
Fidelity Advisor Overseas Fund Institutional Class	8.5	8.5
	17.0	16.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.6	7.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.5	3.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.1	3.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.9	2.3
Fidelity Advisor Total Bond Fund Institutional Class	3.1	0.1
	9.6	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.8%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	9.6%
High Yield Fixed-Income Funds	7.6%

Six months ago
Domestic Equity Funds	66.0%
International Equity Funds	16.8%
Investment Grade Fixed-Income Funds	9.6%
High Yield Fixed-Income Funds	7.6%

Expected
Domestic Equity Funds	66.1%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	9.8%
High Yield Fixed-Income Funds	7.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.8%
	Shares	Value
Domestic Equity Funds - 65.8%
Fidelity 100 Index Fund	875,240	$ 9,715,165
Fidelity Advisor Dividend Growth Fund Institutional Class	2,913,660	42,335,478
Fidelity Advisor Equity Growth Fund Institutional Class	503,120	33,955,569
Fidelity Advisor Equity Income Fund Institutional Class	1,513,873	49,488,515
Fidelity Advisor Growth & Income Fund Institutional Class	1,930,755	42,997,913
Fidelity Advisor Large Cap Fund Institutional Class	1,960,983	43,259,275
Fidelity Advisor Mid Cap Fund Institutional Class	730,675	21,167,653
Fidelity Advisor Small Cap Fund Institutional Class	470,561	12,168,714
Fidelity Small Cap Opportunities Fund	775,869	7,619,033
TOTAL DOMESTIC EQUITY FUNDS		262,707,315
International Equity Funds - 17.0%
Fidelity Advisor Diversified International Fund Institutional Class	1,298,630	33,881,261
Fidelity Advisor Overseas Fund Institutional Class	1,304,943	33,745,832
TOTAL INTERNATIONAL EQUITY FUNDS		67,627,093
TOTAL EQUITY FUNDS (Cost $284,359,919)		330,334,408
Fixed-Income Funds - 17.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,961,944	30,300,689
Investment Grade Fixed-Income Funds - 9.6%
Fidelity Advisor Government Income Fund Institutional Class	990,853	10,047,245
Fidelity Advisor Intermediate Bond Fund Institutional Class	786,683	8,417,507
Fidelity Advisor Strategic Real Return Fund Institutional Class	743,194	7,617,743
Fidelity Advisor Total Bond Fund Institutional Class	1,200,405	12,376,173
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		38,458,668
TOTAL FIXED-INCOME FUNDS (Cost $67,688,953)		68,759,357
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $352,048,872)		$ 399,093,765
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $352,048,872) - See accompanying schedule		$ 399,093,765
Cash		52
Receivable for investments sold		598
Receivable for fund shares sold		1,487,044
Other affiliated receivables		90,120
Total assets		400,671,579

Liabilities
Payable for investments purchased	$ 405,172
Payable for fund shares redeemed	1,082,422
Distribution fees payable	127,964
Total liabilities		1,615,558

Net Assets		$ 399,056,021
Net Assets consist of:
Paid in capital		$ 350,961,829
Undistributed net investment income		1,211,196
Accumulated undistributed net realized gain (loss) on investments		(161,897)
Net unrealized appreciation (depreciation) on investments		47,044,893
Net Assets		$ 399,056,021

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,378,534 ÷ 16,046,943 shares)		$ 14.36

Maximum offering price per share (100/94.25 of $14.36)		$ 15.24
Class T: Net Asset Value and redemption price per share ($101,035,030 ÷ 7,073,446 shares)		$ 14.28

Maximum offering price per share (100/96.50 of $14.28)		$ 14.80
Class B: Net Asset Value and offering price per share ($28,731,774 ÷ 2,028,397 shares)A		$ 14.16

Class C: Net Asset Value and offering price per share ($23,731,783 ÷ 1,674,078 shares)A		$ 14.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,178,900 ÷ 1,053,252 shares)		$ 14.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 1,929,658
Interest		86
Total income		1,929,744

Expenses
Distribution fees	$ 712,191
Independent trustees' compensation	567
Total expenses before reductions	712,758
Expense reductions	(567)	712,191
Net investment income (loss)		1,217,553
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(126,740)
Capital gain distributions from underlying funds	14,276	(112,464)
Change in net unrealized appreciation (depreciation) on underlying funds		26,861,890
Net gain (loss)		26,749,426
Net increase (decrease) in net assets resulting from operations		$ 27,966,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,217,553	$ 2,336,623
Net realized gain (loss)	(112,464)	6,971,221
Change in net unrealized appreciation (depreciation)	26,861,890	10,021,524
Net increase (decrease) in net assets resulting from operations	27,966,979	19,329,368
Distributions to shareholders from net investment income	(135,614)	(2,210,017)
Distributions to shareholders from net realized gain	(5,800,966)	(3,462,283)
Total distributions	(5,936,580)	(5,672,300)
Share transactions - net increase (decrease)	98,005,932	140,482,789
Total increase (decrease) in net assets	120,036,331	154,139,857

Net Assets
Beginning of period	279,019,690	124,879,833
End of period (including undistributed net investment income of $1,211,196 and undistributed net investment income of $129,257, respectively)	$ 399,056,021	$ 279,019,690

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.19	.14	.19	.07
Net realized and unrealized gain (loss)	1.13	1.02	1.62	.32	.72
Total from investment operations	1.19	1.21	1.76	.51	.79
Distributions from net investment income	(.01)	(.15)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.26)	(.29)	(.04)	- I	-
Total distributions	(.27)	(.44) J	(.15)	(.15)	(.09)
Net asset value, end of period	$ 14.36	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D	8.92%	9.74%	16.03%	4.76%	7.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.33%	.33% A
Net investment income (loss)	.87% A	1.48%	1.20%	1.71%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,379	$ 146,175	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	9% A	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.16	.11	.16	.06
Net realized and unrealized gain (loss)	1.11	1.01	1.63	.31	.71
Total from investment operations	1.15	1.17	1.74	.47	.77
Distributions from net investment income	-	(.13)	(.10)	(.14)	(.08)
Distributions from net realized gain	(.25)	(.28)	(.04)	- I	-
Total distributions	(.25)	(.41) J	(.14)	(.14)	(.08)
Net asset value, end of period	$ 14.28	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D	8.69%	9.46%	15.84%	4.37%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.58%	.58% A
Net investment income (loss)	.62% A	1.23%	.95%	1.46%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,035	$ 84,368	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	9% A	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown .D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.09	.05	.10	.04
Net realized and unrealized gain (loss)	1.10	1.02	1.61	.32	.71
Total from investment operations	1.11	1.11	1.66	.42	.75
Distributions from net investment income	-	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.24)	(.27)	(.04)	- I	-
Total distributions	(.24)	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 14.16	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D	8.41%	8.98%	15.17%	3.88%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.12% A	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,732	$ 23,065	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	9% A	5%	4%	5%	1% A

A Annualized. B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.09	.05	.10	.04
Net realized and unrealized gain (loss)	1.11	1.02	1.61	.32	.72
Total from investment operations	1.12	1.11	1.66	.42	.76
Distributions from net investment income	-	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.24)	(.27)	(.04)	-I	-
Total distributions	(.24)	(.36)J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 14.18	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D	8.48%	8.99%	15.15%	3.87%	7.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.12% A	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,732	$ 19,041	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	9% A	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.I Amount represents less than $.01 per share. J Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.22	.17	.21	.08
Net realized and unrealized gain (loss)	1.12	1.02	1.64	.31	.72
Total from investment operations	1.20	1.24	1.81	.52	.80
Distributions from net investment income	(.02)	(.18)	(.13)	(.16)	(.09)
Distributions from net realized gain	(.26)	(.29)	(.04)	- H	-
Total distributions	(.28)	(.46) I	(.17)	(.16)	(.09)
Net asset value, end of period	$ 14.41	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Total Return B, C	8.97%	9.98%	16.45%	4.87%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.12% A	1.72%	1.45%	1.96%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,179	$ 6,371	$ 2,207	$ 467	$ 216
Portfolio turnover rate	9%A	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.H Amount represents less than $.01 per share. I Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.5	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	10.9	13.9
Fidelity Advisor Equity Growth Fund Institutional Class	8.7	8.2
Fidelity Advisor Equity Income Fund Institutional Class	12.7	14.2
Fidelity Advisor Growth & Income Fund Institutional Class	11.1	10.8
Fidelity Advisor Large Cap Fund Institutional Class	11.1	10.8
Fidelity Advisor Mid Cap Fund Institutional Class	5.4	5.5
Fidelity Advisor Small Cap Fund Institutional Class	3.1	4.2
Fidelity Small Cap Opportunities Fund	1.9	0.0
	67.4	67.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.7	8.6
Fidelity Advisor Overseas Fund Institutional Class	8.7	8.7
	17.4	17.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.8	9.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.4	2.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.4	2.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.0	1.0
Fidelity Advisor Total Bond Fund Institutional Class	1.6	0.1
	5.4	5.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.4%
International Equity Funds	17.4%
Investment Grade Fixed-Income Funds	5.4%
High Yield Fixed-Income Funds	9.8%

Six months ago
Domestic Equity Funds	67.7%
International Equity Funds	17.3%
Investment Grade Fixed-Income Funds	5.3%
High Yield Fixed-Income Funds	9.7%

Expected
Domestic Equity Funds	67.8%
International Equity Funds	16.9%
Investment Grade Fixed-Income Funds	5.5%
High Yield Fixed-Income Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.8%
	Shares	Value
Domestic Equity Funds - 67.4%
Fidelity 100 Index Fund	1,751,663	$ 19,443,462
Fidelity Advisor Dividend Growth Fund Institutional Class	5,762,765	83,732,974
Fidelity Advisor Equity Growth Fund Institutional Class	993,543	67,054,221
Fidelity Advisor Equity Income Fund Institutional Class	2,992,012	97,808,879
Fidelity Advisor Growth & Income Fund Institutional Class	3,814,930	84,958,492
Fidelity Advisor Large Cap Fund Institutional Class	3,871,508	85,405,469
Fidelity Advisor Mid Cap Fund Institutional Class	1,443,377	41,814,623
Fidelity Advisor Small Cap Fund Institutional Class	929,873	24,046,518
Fidelity Small Cap Opportunities Fund	1,458,458	14,322,059
TOTAL DOMESTIC EQUITY FUNDS		518,586,697
International Equity Funds - 17.4%
Fidelity Advisor Diversified International Fund Institutional Class	2,566,526	66,960,672
Fidelity Advisor Overseas Fund Institutional Class	2,579,014	66,693,295
TOTAL INTERNATIONAL EQUITY FUNDS		133,653,967
TOTAL EQUITY FUNDS (Cost $539,994,026)		652,240,664
Fixed-Income Funds - 15.2%

High Yield Fixed-Income Funds - 9.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,334,352	75,030,423
Investment Grade Fixed-Income Funds - 5.4%
Fidelity Advisor Government Income Fund Institutional Class	1,051,087	10,658,027
Fidelity Advisor Intermediate Bond Fund Institutional Class	984,917	10,538,616
Fidelity Advisor Strategic Real Return Fund Institutional Class	778,841	7,983,122
Fidelity Advisor Total Bond Fund Institutional Class	1,210,984	12,485,244
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		41,665,009
TOTAL FIXED-INCOME FUNDS (Cost $113,151,853)		116,695,432
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $653,145,879)		$ 768,936,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $653,145,879) - See accompanying schedule		$ 768,936,096
Receivable for investments sold		891,250
Receivable for fund shares sold		1,694,911
Other affiliated receivables		30,626
Total assets		771,552,883

Liabilities
Payable for investments purchased	$ 111,249
Payable for fund shares redeemed	2,474,971
Distribution fees payable	270,797
Total liabilities		2,857,017

Net Assets		$ 768,695,866
Net Assets consist of:
Paid in capital		$ 650,780,870
Undistributed net investment income		2,174,993
Accumulated undistributed net realized gain (loss) on investments		(50,214)
Net unrealized appreciation (depreciation) on investments		115,790,217
Net Assets		$ 768,695,866

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($358,225,677 ÷ 22,845,461 shares)		$ 15.68

Maximum offering price per share (100/94.25 of $15.68)		$ 16.64
Class T: Net Asset Value and redemption price per share ($266,015,235 ÷ 17,028,296 shares)		$ 15.62

Maximum offering price per share (100/96.50 of $15.62)		$ 16.19
Class B: Net Asset Value and offering price per share ($55,036,629 ÷ 3,555,213 shares)A		$ 15.48

Class C: Net Asset Value and offering price per share ($60,033,306 ÷ 3,879,907 shares)A		$ 15.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,385,019 ÷ 1,866,565 shares)		$ 15.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,730,936

Expenses
Distribution fees	$ 1,552,638
Independent trustees' compensation	1,177
Total expenses before reductions	1,553,815
Expense reductions	(1,177)	1,552,638
Net investment income (loss)		2,178,298
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,688
Capital gain distributions from underlying funds	26,875	48,563
Change in net unrealized appreciation (depreciation) on underlying funds		56,000,837
Net gain (loss)		56,049,400
Net increase (decrease) in net assets resulting from operations		$ 58,227,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,178,298	$ 5,727,932
Net realized gain (loss)	48,563	16,279,489
Change in net unrealized appreciation (depreciation)	56,000,837	25,694,610
Net increase (decrease) in net assets resulting from operations	58,227,698	47,702,031
Distributions to shareholders from net investment income	(412,072)	(5,475,037)
Distributions to shareholders from net realized gain	(13,428,419)	(9,442,737)
Total distributions	(13,840,491)	(14,917,774)
Share transactions - net increase (decrease)	119,431,279	222,765,428
Total increase (decrease) in net assets	163,818,486	255,549,685

Net Assets
Beginning of period	604,877,380	349,327,695
End of period (including undistributed net investment income of $2,174,993 and undistributed net investment income of $408,767, respectively)	$ 768,695,866	$ 604,877,380

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.69	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.21	.15	.18	.12
Net realized and unrealized gain (loss)	1.26	1.16	1.84	.39	1.60
Total from investment operations	1.32	1.37	1.99	.57	1.72
Distributions from net investment income	(.02)	(.18)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.31)	(.33)	(.07)	-	-
Total distributions	(.33)I	(.51)J	(.19)	(.16)	(.10)
Net asset value, end of period	$ 15.68	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D	9.06%	10.09%	16.65%	4.87%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%A	.25%	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.25%A	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%A	.25%	.26%	.33%	.33%A
Net investment income (loss)	.82%A	1.48%	1.18%	1.50%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,226	$ 263,733	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate	10%A	7%	4%	3%	3%A

A Annualized B Total returns for periods of less than one year are not annualized C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.329 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.314 per share. J Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.17	.12	.15	.10
Net realized and unrealized gain (loss)	1.26	1.16	1.83	.38	1.59
Total from investment operations	1.30	1.33	1.95	.53	1.69
Distributions from net investment income	(.01)	(.15)	(.10)	(.13)	(.09)
Distributions from net realized gain	(.31)	(.33)	(.06)	-	-
Total distributions	(.32) I	(.48) J	(.16)	(.13)	(.09)
Net asset value, end of period	$ 15.62	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D	8.95%	9.81%	16.35%	4.57%	16.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	.57% A	1.23%	.93%	1.25%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,015	$ 221,815	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	10% A	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.320 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.314 per share. J Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.05	.09	.06
Net realized and unrealized gain (loss)	1.24	1.14	1.83	.38	1.60
Total from investment operations	1.25	1.24	1.88	.47	1.66
Distributions from net investment income	-	(.10)	(.06)	(.10)	(.09)
Distributions from net realized gain	(.30)	(.32)	(.06)	-	-
Total distributions	(.30) I	(.41) J	(.12)	(.10)	(.09)
Net asset value, end of period	$ 15.48	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	8.69%	9.25%	15.81%	4.04%	16.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.07% A	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,037	$ 46,110	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	10% A	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.303 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.303 per share. J Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.52	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.05	.09	.06
Net realized and unrealized gain (loss)	1.24	1.13	1.83	.38	1.59
Total from investment operations	1.25	1.23	1.88	.47	1.65
Distributions from net investment income	-	(.10)	(.06)	(.10)	(.08)
Distributions from net realized gain	(.30)	(.32)	(.06)	-	-
Total distributions	(.30) I	(.41) J	(.12)	(.10)	(.08)
Net asset value, end of period	$ 15.47	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	8.69%	9.17%	15.82%	4.04%	16.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.07% A	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,033	$ 54,022	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	10% A	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.302 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.302 per share. J Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.24	.18	.21	.13
Net realized and unrealized gain (loss)	1.26	1.17	1.85	.38	1.60
Total from investment operations	1.34	1.41	2.03	.59	1.73
Distributions from net investment income	(.02)	(.21)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.31)	(.33)	(.07)	-	-
Total distributions	(.34) H	(.54) I	(.21)	(.17)	(.10)
Net asset value, end of period	$ 15.74	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Total Return B, C	9.15%	10.36%	16.99%	5.07%	17.34%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00% A	.01%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.07% A	1.73%	1.43%	1.75%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,385	$ 19,197	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	10% A	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.337 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.314 per share. I Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.5	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	9.7	14.2
Fidelity Advisor Equity Growth Fund Institutional Class	8.9	8.2
Fidelity Advisor Equity Income Fund Institutional Class	13.1	14.5
Fidelity Advisor Growth & Income Fund Institutional Class	11.5	10.9
Fidelity Advisor Large Cap Fund Institutional Class	11.5	10.9
Fidelity Advisor Mid Cap Fund Institutional Class	5.7	5.6
Fidelity Advisor Small Cap Fund Institutional Class	3.1	4.2
Fidelity Small Cap Opportunities Fund	2.3	0.0
	68.3	68.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.0	9.7
Fidelity Advisor Overseas Fund Institutional Class	9.0	9.8
	18.0	19.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.0	10.1
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.9	0.8
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.7	0.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.7	0.3
Fidelity Advisor Total Bond Fund Institutional Class	1.4	0.0
	3.7	1.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.3%
International Equity Funds	18.0%
Investment Grade Fixed-Income Funds	3.7%
High Yield Fixed-Income Funds	10.0%

Six months ago
Domestic Equity Funds	68.6%
International Equity Funds	19.5%
Investment Grade Fixed-Income Funds	1.8%
High Yield Fixed-Income Funds	10.1%

Expected
Domestic Equity Funds	68.2%
International Equity Funds	17.5%
Investment Grade Fixed-Income Funds	4.3%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.3%
	Shares	Value
Domestic Equity Funds - 68.3%
Fidelity 100 Index Fund	103,733	$ 1,151,440
Fidelity Advisor Dividend Growth Fund Institutional Class	299,950	4,358,279
Fidelity Advisor Equity Growth Fund Institutional Class	59,457	4,012,749
Fidelity Advisor Equity Income Fund Institutional Class	180,060	5,886,159
Fidelity Advisor Growth & Income Fund Institutional Class	231,984	5,166,294
Fidelity Advisor Large Cap Fund Institutional Class	235,526	5,195,700
Fidelity Advisor Mid Cap Fund Institutional Class	88,180	2,554,578
Fidelity Advisor Small Cap Fund Institutional Class	53,471	1,382,757
Fidelity Small Cap Opportunities Fund	108,266	1,063,173
TOTAL DOMESTIC EQUITY FUNDS		30,771,129
International Equity Funds - 18.0%
Fidelity Advisor Diversified International Fund Institutional Class	156,008	4,070,252
Fidelity Advisor Overseas Fund Institutional Class	156,520	4,047,616
TOTAL INTERNATIONAL EQUITY FUNDS		8,117,868
TOTAL EQUITY FUNDS (Cost $36,125,174)		38,888,997
Fixed-Income Funds - 13.7%

High Yield Fixed-Income Funds - 10.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	438,611	4,486,986
Investment Grade Fixed-Income Funds - 3.7%
Fidelity Advisor Government Income Fund Institutional Class	39,739	402,951
Fidelity Advisor Intermediate Bond Fund Institutional Class	27,124	290,222
Fidelity Advisor Strategic Real Return Fund Institutional Class	32,408	332,185
Fidelity Advisor Total Bond Fund Institutional Class	62,539	644,777
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,670,135
TOTAL FIXED-INCOME FUNDS (Cost $6,134,816)		6,157,121
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $42,259,990)		$ 45,046,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $42,259,990) - See accompanying schedule		$ 45,046,118
Cash		31
Receivable for fund shares sold		336,388
Other affiliated receivables		22,346
Total assets		45,404,883

Liabilities
Payable for investments purchased	$ 298,592
Payable for fund shares redeemed	37,790
Distribution fees payable	11,432
Total liabilities		347,814

Net Assets		$ 45,057,069
Net Assets consist of:
Paid in capital		$ 42,216,555
Undistributed net investment income		88,216
Accumulated undistributed net realized gain (loss) on investments		(33,830)
Net unrealized appreciation (depreciation) on investments		2,786,128
Net Assets		$ 45,057,069

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,964,543 ÷ 2,496,100 shares)		$ 12.00

Maximum offering price per share (100/94.25 of $12.00)		$ 12.73
Class T: Net Asset Value and redemption price per share ($7,730,378 ÷ 645,405 shares)		$ 11.98

Maximum offering price per share (100/96.50 of $11.98)		$ 12.41
Class B: Net Asset Value and offering price per share ($1,949,837 ÷ 163,362 shares)A		$ 11.94

Class C: Net Asset Value and offering price per share ($1,828,623 ÷ 153,305 shares)A		$ 11.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,583,688 ÷ 297,744 shares)		$ 12.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 140,471
Interest		31
Total income		140,502

Expenses
Distribution fees	$ 51,777
Independent trustees' compensation	45
Total expenses before reductions	51,822
Expense reductions	(45)	51,777
Net investment income (loss)		88,725
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(31,473)
Capital gain distributions from underlying funds	1,884	(29,589)
Change in net unrealized appreciation (depreciation) on underlying funds		2,534,502
Net gain (loss)		2,504,913
Net increase (decrease) in net assets resulting from operations		$ 2,593,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,725	$ 42,636
Net realized gain (loss)	(29,589)	158,988
Change in net unrealized appreciation (depreciation)	2,534,502	251,626
Net increase (decrease) in net assets resulting from operations	2,593,638	453,250
Distributions to shareholders from net investment income	(7,878)	(35,267)
Distributions to shareholders from net realized gain	(137,667)	(25,563)
Total distributions	(145,545)	(60,830)
Share transactions - net increase (decrease)	24,544,513	17,672,043
Total increase (decrease) in net assets	26,992,606	18,064,463

Net Assets
Beginning of period	18,064,463	-
End of period (including undistributed net investment income of $88,216 and undistributed net investment income of $7,369, respectively)	$ 45,057,069	$ 18,064,463

Financial Highlights - Class A

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12
Net realized and unrealized gain (loss)	.98	1.06
Total from investment operations	1.02	1.18
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.07) I	(.13)
Net asset value, end of period	$ 12.00	$ 11.05
Total Return B, C, D	9.28%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	.67% A	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,965	$ 12,550
Portfolio turnover rate	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.073 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.068 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.09
Net realized and unrealized gain (loss)	1.00	1.06
Total from investment operations	1.02	1.15
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.07) I	(.12)
Net asset value, end of period	$ 11.98	$ 11.03
Total Return B, C, D	9.24%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	.42% A	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,730	$ 3,339
Portfolio turnover rate	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.067 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.067 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.05
Net realized and unrealized gain (loss)	.99	1.06
Total from investment operations	.99	1.11
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.06)	(.05)
Total distributions	(.06) I	(.10)
Net asset value, end of period	$ 11.94	$ 11.01
Total Return B, C, D	9.01%	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	(.08)% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,950	$ 776
Portfolio turnover rate	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.060 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.060 per share. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.05
Net realized and unrealized gain (loss)	.98	1.06
Total from investment operations	.98	1.11
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.06)	(.05)
Total distributions	(.06) I	(.10)
Net asset value, end of period	$ 11.93	$ 11.01
Total Return B, C, D	8.92%	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	(.08)% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,829	$ 770
Portfolio turnover rate	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.060 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.060 per share. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14
Net realized and unrealized gain (loss)	1.00	1.06
Total from investment operations	1.05	1.20
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.08) H	(.13)
Net asset value, end of period	$ 12.04	$ 11.07
Total Return B, C	9.47%	12.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.92% A	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,584	$ 629
Portfolio turnover rate	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.076 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $0.68 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.7	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	10.2	14.1
Fidelity Advisor Equity Growth Fund Institutional Class	9.0	8.2
Fidelity Advisor Equity Income Fund Institutional Class	13.2	14.4
Fidelity Advisor Growth & Income Fund Institutional Class	11.6	11.1
Fidelity Advisor Large Cap Fund Institutional Class	11.6	11.1
Fidelity Advisor Mid Cap Fund Institutional Class	5.7	5.8
Fidelity Advisor Small Cap Fund Institutional Class	3.1	4.3
Fidelity Small Cap Opportunities Fund	2.3	0.0
	69.4	69.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	10.2	10.2
Fidelity Advisor Overseas Fund Institutional Class	10.1	10.3
	20.3	20.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	10.1
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.1	0.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.1	0.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.0
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
	0.4	0.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.4%
International Equity Funds	20.3%
Investment Grade Fixed-Income Funds	0.4%
High Yield Fixed-Income Funds	9.9%

Six months ago
Domestic Equity Funds	69.1%
International Equity Funds	20.5%
Investment Grade Fixed-Income Funds	0.3%
High Yield Fixed-Income Funds	10.1%

Expected
Domestic Equity Funds	69.6%
International Equity Funds	20.0%
Investment Grade Fixed-Income Funds	0.4%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value
Domestic Equity Funds - 69.4%
Fidelity 100 Index Fund	121,199	$ 1,345,306
Fidelity Advisor Dividend Growth Fund Institutional Class	342,205	4,972,243
Fidelity Advisor Equity Growth Fund Institutional Class	65,470	4,418,547
Fidelity Advisor Equity Income Fund Institutional Class	197,959	6,471,278
Fidelity Advisor Growth & Income Fund Institutional Class	254,498	5,667,671
Fidelity Advisor Large Cap Fund Institutional Class	258,299	5,698,070
Fidelity Advisor Mid Cap Fund Institutional Class	96,594	2,798,317
Fidelity Advisor Small Cap Fund Institutional Class	59,472	1,537,938
Fidelity Small Cap Opportunities Fund	112,892	1,108,597
TOTAL DOMESTIC EQUITY FUNDS		34,017,967
International Equity Funds - 20.3%
Fidelity Advisor Diversified International Fund Institutional Class	190,776	4,977,342
Fidelity Advisor Overseas Fund Institutional Class	191,456	4,951,041
TOTAL INTERNATIONAL EQUITY FUNDS		9,928,383
TOTAL EQUITY FUNDS (Cost $40,745,989)		43,946,350
Fixed-Income Funds - 10.3%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	476,438	4,873,956
Investment Grade Fixed-Income Funds - 0.4%
Fidelity Advisor Government Income Fund Institutional Class	4,168	42,259
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,657	39,130
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,482	35,692
Fidelity Advisor Total Bond Fund Institutional Class	6,542	67,452
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		184,533
TOTAL FIXED-INCOME FUNDS (Cost $5,036,594)		5,058,489
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $45,782,583)		$ 49,004,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $45,782,583) - See accompanying schedule		$ 49,004,839
Cash		68
Receivable for fund shares sold		221,181
Other affiliated receivables		2,425
Total assets		49,228,513

Liabilities
Payable for investments purchased	$ 200,515
Payable for fund shares redeemed	20,646
Distribution fees payable	13,726
Total liabilities		234,887

Net Assets		$ 48,993,626
Net Assets consist of:
Paid in capital		$ 45,760,432
Undistributed net investment income		76,482
Accumulated undistributed net realized gain (loss) on investments		(65,544)
Net unrealized appreciation (depreciation) on investments		3,222,256
Net Assets		$ 48,993,626

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,881,808 ÷ 2,491,666 shares)		$ 11.99

Maximum offering price per share (100/94.25 of $11.99)		$ 12.72
Class T: Net Asset Value and redemption price per share ($9,358,256 ÷ 782,286 shares)		$ 11.96

Maximum offering price per share (100/96.50 of $11.96)		$ 12.39
Class B: Net Asset Value and offering price per share ($2,373,515 ÷ 199,215 shares)A		$ 11.91

Class C: Net Asset Value and offering price per share ($3,642,842 ÷ 305,822 shares)A		$ 11.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,737,205 ÷ 310,961 shares)		$ 12.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 139,715
Interest		69
Total income		139,784

Expenses
Distribution fees	$ 63,688
Independent trustees' compensation	50
Total expenses before reductions	63,738
Expense reductions	(50)	63,688
Net investment income (loss)		76,096
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,016)
Capital gain distributions from underlying funds	1,913	(61,103)
Change in net unrealized appreciation (depreciation) on underlying funds		2,827,282
Net gain (loss)		2,766,179
Net increase (decrease) in net assets resulting from operations		$ 2,842,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,096	$ 62,632
Net realized gain (loss)	(61,103)	251,469
Change in net unrealized appreciation (depreciation)	2,827,282	394,974
Net increase (decrease) in net assets resulting from operations	2,842,275	709,075
Distributions to shareholders from net investment income	(5,216)	(57,030)
Distributions to shareholders from net realized gain	(214,551)	(41,358)
Total distributions	(219,767)	(98,388)
Share transactions - net increase (decrease)	26,278,669	19,481,762
Total increase (decrease) in net assets	28,901,177	20,092,449

Net Assets
Beginning of period	20,092,449	-
End of period (including undistributed net investment income of $76,482 and undistributed net investment income of $5,602, respectively)	$ 48,993,626	$ 20,092,449

Financial Highlights - Class A

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.13
Net realized and unrealized gain (loss)	1.02	1.06
Total from investment operations	1.05	1.19
Distributions from net investment income	- I	(.09)
Distributions from net realized gain	(.10)	(.06)
Total distributions	(.10)	(.15)
Net asset value, end of period	$ 11.99	$ 11.04
Total Return B, C, D	9.54%	11.91%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	.57% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,882	$ 12,907
Portfolio turnover rate	19% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007.H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.11
Net realized and unrealized gain (loss)	1.02	1.05
Total from investment operations	1.04	1.16
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.10)	(.06)
Total distributions	(.10)	(.14)
Net asset value, end of period	$ 11.96	$ 11.02
Total Return B, C, D	9.42%	11.64%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	.32% A	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,358	$ 3,520
Portfolio turnover rate	19% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.06
Net realized and unrealized gain (loss)	1.01	1.07
Total from investment operations	1.00	1.13
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.09)	(.06)
Total distributions	(.09)	(.13)
Net asset value, end of period	$ 11.91	$ 11.00
Total Return B, C, D	9.12%	11.31%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	(.18)% A	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,374	$ 1,177
Portfolio turnover rate	19% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.06
Net realized and unrealized gain (loss)	1.01	1.06
Total from investment operations	1.00	1.12
Distributions from net investment income	-	(.06)
Distributions from net realized gain	(.09)	(.06)
Total distributions	(.09)	(.12)
Net asset value, end of period	$ 11.91	$ 11.00
Total Return B, C, D	9.12%	11.25%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	(.18)% A	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,643	$ 1,507
Portfolio turnover rate	19% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.15
Net realized and unrealized gain (loss)	1.02	1.06
Total from investment operations	1.07	1.21
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.10)	(.06)
Total distributions	(.11)	(.15)
Net asset value, end of period	$ 12.02	$ 11.06
Total Return B, C	9.67%	12.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.82% A	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,737	$ 982
Portfolio turnover rate	19% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 132,644,464	$ 6,039,369	$ (801,228)	$ 5,238,141
Advisor Freedom 2005	94,473,605	9,080,213	(367,785)	8,712,428
Advisor Freedom 2010	595,441,408	67,768,754	(3,046,193)	64,722,561
Advisor Freedom 2015	690,357,649	79,039,148	(2,558,978)	76,480,170
Advisor Freedom 2020	1,231,244,190	192,373,952	(3,639,400)	188,734,552
Advisor Freedom 2025	637,547,325	83,513,745	(1,677,252)	81,836,493
Advisor Freedom 2030	854,281,704	143,264,710	(1,696,503)	141,568,207
Advisor Freedom 2035	352,061,657	47,774,727	(742,619)	47,032,108
Advisor Freedom 2040	653,163,790	117,037,068	(1,264,762)	115,772,306
Advisor Freedom 2045	42,261,805	2,867,534	(83,221)	2,784,313
Advisor Freedom 2050	45,784,367	3,314,578	(94,106)	3,220,472

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	80,637,046	55,349,743
Advisor Freedom 2005	30,871,301	18,111,558
Advisor Freedom 2010	142,087,159	57,623,762
Advisor Freedom 2015	180,517,747	66,247,162
Advisor Freedom 2020	265,087,329	81,001,948
Advisor Freedom 2025	167,544,914	36,239,507
Advisor Freedom 2030	209,507,428	43,733,001
Advisor Freedom 2035	109,451,655	16,211,008
Advisor Freedom 2040	143,165,777	35,174,438
Advisor Freedom 2045	26,640,849	2,166,840
Advisor Freedom 2050	29,458,689	3,316,450

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 72,976	$ 31,697
Class T	.25%	.25%	107,647	-
Class B	.75%	.25%	25,366	19,035
Class C	.75%	.25%	71,378	12,587
			$ 277,367	$ 63,319
Advisor Freedom 2005
Class A	0%	.25%	$ 70,175	$ 41,141
Class T	.25%	.25%	55,528	1,098
Class B	.75%	.25%	19,571	14,677
Class C	.75%	.25%	47,812	8,185
			$ 193,086	$ 65,101
Advisor Freedom 2010
Class A	0%	.25%	$ 355,849	$ 115,791
Class T	.25%	.25%	521,811	196
Class B	.75%	.25%	177,043	132,880
Class C	.75%	.25%	259,339	50,271
			$ 1,314,042	$ 299,138
Advisor Freedom 2015
Class A	0%	.25%	$ 433,494	$ 150,771
Class T	.25%	.25%	495,780	1,509
Class B	.75%	.25%	216,872	162,750
Class C	.75%	.25%	307,284	81,091
			$ 1,453,430	$ 396,121
Advisor Freedom 2020
Class A	0%	.25%	$ 746,039	$ 227,106
Class T	.25%	.25%	1,168,037	-
Class B	.75%	.25%	457,128	343,039
Class C	.75%	.25%	457,185	101,771
			$ 2,828,389	$ 671,916
Advisor Freedom 2025
Class A	0%	.25%	$ 462,745	$ 181,251
Class T	.25%	.25%	422,189	-
Class B	.75%	.25%	206,972	155,325
Class C	.75%	.25%	181,891	47,352
			$ 1,273,797	$ 383,928
Advisor Freedom 2030
Class A	0%	.25%	$ 527,323	$ 191,782
Class T	.25%	.25%	775,587	-
Class B	.75%	.25%	309,719	232,449
Class C	.75%	.25%	296,875	64,387
			$ 1,909,504	$ 488,618
Advisor Freedom 2035
Class A	0%	.25%	$ 241,140	$ 104,801
Class T	.25%	.25%	232,533	-
Class B	.75%	.25%	130,652	98,079
Class C	.75%	.25%	107,866	29,947
			$ 712,191	$ 232,827

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 394,698	$ 115,473
Class T	.25%	.25%	614,301	-
Class B	.75%	.25%	257,015	192,893
Class C	.75%	.25%	286,624	61,126
			$ 1,552,638	$ 369,492
Advisor Freedom 2045
Class A	0%	.25%	$ 25,765	$ 20,084
Class T	.25%	.25%	13,082	129
Class B	.75%	.25%	6,487	5,006
Class C	.75%	.25%	6,443	4,659
			$ 51,777	$ 29,878
Advisor Freedom 2050
Class A	0%	.25%	$ 26,232	$ 16,604
Class T	.25%	.25%	15,883	88
Class B	.75%	.25%	8,915	6,807
Class C	.75%	.25%	12,658	8,613
			$ 63,688	$ 32,112

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 5,993
Class T	1,557
Class B*	10,073
Class C*	217
$ 17,840
Advisor Freedom 2005
Class A	$ 10,204
Class T	1,845
Class B*	10,236
Class C*	466
$ 22,751
Advisor Freedom 2010
Class A	$ 31,109
Class T	10,873
Class B*	42,908
Class C*	2,641
$ 87,531
Advisor Freedom 2015
Class A	$ 52,346
Class T	15,615
Class B*	63,257
Class C*	7,255
$ 138,473

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2020	Retained by FDC
Class A	$ 100,791
Class T	26,746
Class B*	113,458
Class C*	5,326
$ 246,321
Advisor Freedom 2025
Class A	$ 65,435
Class T	16,046
Class B*	72,483
Class C*	1,916
$ 155,880
Advisor Freedom 2030
Class A	$ 83,601
Class T	19,138
Class B*	76,770
Class C*	6,697
$ 186,206
Advisor Freedom 2035
Class A	$ 50,310
Class T	9,689
Class B*	44,541
Class C*	2,139
$ 106,679
Advisor Freedom 2040
Class A	$ 83,659
Class T	19,884
Class B*	86,591
Class C*	4,457
$ 194,591
Advisor Freedom 2045
Class A	$ 11,781
Class T	1,089
Class B*	3,653
Class C*	666
$ 17,189
Advisor Freedom 2050
Class A	$ 22,371
Class T	2,935
Class B*	1,633
Class C*	302
$ 27,241

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 98
Class T	.50%	73
Class B	1.00%	9
Class C	1.00%	24
Institutional Class	.00%	8
Advisor Freedom 2005
Class A	.25%	95
Class T	.50%	38
Class B	1.00%	7
Class C	1.00%	16
Institutional Class	.00%	6
Advisor Freedom 2010
Class A	.25%	487
Class T	.50%	357
Class B	1.00%	61
Class C	1.00%	89
Institutional Class	.00%	43
Advisor Freedom 2015
Class A	.25%	590
Class T	.50%	337
Class B	1.00%	74
Class C	1.00%	104
Institutional Class	.00%	72
Advisor Freedom 2020
Class A	.25%	1,020
Class T	.50%	797
Class B	1.00%	156
Class C	1.00%	156
Institutional Class	.00%	81
Advisor Freedom 2025
Class A	.25%	621
Class T	.50%	283
Class B	1.00%	69
Class C	1.00%	61
Institutional Class	.00%	31
Advisor Freedom 2030
Class A	.25%	711
Class T	.50%	523
Class B	1.00%	104
Class C	1.00%	100
Institutional Class	.00%	56

Semiannual Report

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 319
Class T	.50%	153
Class B	1.00%	43
Class C	1.00%	36
Institutional Class	.00%	16
Advisor Freedom 2040
Class A	.25%	535
Class T	.50%	417
Class B	1.00%	87
Class C	1.00%	97
Institutional Class	.00%	41
Advisor Freedom 2045
Class A	.25%	30
Class T	.50%	8
Class B	1.00%	2
Class C	1.00%	2
Institutional Class	.00%	3
Advisor Freedom 2050
Class A	.25%	31
Class T	.50%	9
Class B	1.00%	3
Class C	1.00%	4
Institutional Class	.00%	3

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period the Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Large Cap Fund	43%
Fidelity Advisor Growth & Income Fund	31%
Fidelity Advisor Overseas Fund	29%
Fidelity Advisor Intermediate Bond Fund	20%

In September 2006, FIIOC, the Funds' transfer agent, notified the Funds that the Funds' books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Funds which did not result in a material impact to the Funds' reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom Income
From net investment income
Class A	$ 1,049,049	$ 1,002,334
Class T	722,952	1,094,267
Class B	72,086	127,152
Class C	206,349	340,423
Institutional Class	71,615	52,530
Total	$ 2,122,051	$ 2,616,706
From net realized gain
Class A	$ 224,156	$ 159,694
Class T	176,994	250,213
Class B	21,711	37,002
Class C	57,691	101,597
Institutional Class	14,331	8,907
Total	$ 494,883	$ 557,413
Advisor Freedom 2005
From net investment income
Class A	$ 229,854	$ 605,813
Class T	79,397	313,704
Class B	9,313	49,294
Class C	22,573	113,001
Institutional Class	19,802	47,174
Total	$ 360,939	$ 1,128,986
From net realized gain
Class A	$ 477,058	$ 315,950
Class T	194,082	248,166
Class B	36,586	62,256
Class C	85,620	128,211
Institutional Class	36,918	25,162
Total	$ 830,264	$ 779,745
Advisor Freedom 2010
From net investment income
Class A	$ 997,075	$ 3,995,531
Class T	648,642	3,440,551
Class B	65,721	495,075
Class C	100,577	652,244
Institutional Class	106,762	345,085
Total	$ 1,918,777	$ 8,928,486
From net realized gain
Class A	$ 2,970,050	$ 2,696,358
Class T	2,270,222	2,598,359
Class B	400,035	569,438
Class C	563,232	682,976
Institutional Class	276,790	204,183
Total	$ 6,480,329	$ 6,751,314

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom 2015
From net investment income
Class A	$ 959,770	$ 4,043,265
Class T	460,314	2,579,826
Class B	47,570	470,817
Class C	74,882	606,365
Institutional Class	143,427	705,795
Total	$ 1,685,963	$ 8,406,068
From net realized gain
Class A	$ 4,621,520	$ 2,739,513
Class T	2,807,775	2,384,892
Class B	621,810	622,101
Class C	856,462	694,561
Institutional Class	596,525	500,841
Total	$ 9,504,092	$ 6,941,908
Advisor Freedom 2020
From net investment income
Class A	$ 1,076,652	$ 6,850,858
Class T	592,540	5,698,586
Class B	12,991	810,487
Class C	12,847	784,767
Institutional Class	108,201	538,403
Total	$ 1,803,231	$ 14,683,101
From net realized gain
Class A	$ 9,210,820	$ 7,537,514
Class T	7,601,614	7,396,310
Class B	1,500,465	1,713,469
Class C	1,483,387	1,527,861
Institutional Class	735,133	529,548
Total	$ 20,531,419	$ 18,704,702
Advisor Freedom 2025
From net investment income
Class A	$ 635,220	$ 3,125,692
Class T	208,556	1,560,568
Class B	2,999	278,660
Class C	5,200	229,679
Institutional Class	38,028	152,090
Total	$ 890,003	$ 5,346,689
From net realized gain
Class A	$ 5,590,109	$ 3,415,791
Class T	2,698,569	2,067,705
Class B	659,451	626,709
Class C	571,994	496,499
Institutional Class	269,876	137,982
Total	$ 9,789,999	$ 6,744,686

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom 2030
From net investment income
Class A	$ 466,901	$ 3,346,670
Class T	183,960	2,694,894
Class B	-	337,549
Class C	-	318,345
Institutional Class	51,812	235,961
Total	$ 702,673	$ 6,933,419
From net realized gain
Class A	$ 7,470,782	$ 4,490,893
Class T	5,886,700	4,779,075
Class B	1,150,593	1,090,033
Class C	1,104,069	983,447
Institutional Class	596,869	290,014
Total	$ 16,209,013	$ 11,633,462
Advisor Freedom 2035
From net investment income
Class A	$ 123,166	$ 1,192,816
Class T	-	710,451
Class B	-	137,177
Class C	-	115,447
Institutional Class	12,448	54,126
Total	$ 135,614	$ 2,210,017
From net realized gain
Class A	$ 3,187,594	$ 1,548,250
Class T	1,672,483	1,184,405
Class B	430,673	371,468
Class C	356,687	297,049
Institutional Class	153,529	61,111
Total	$ 5,800,966	$ 3,462,283
Advisor Freedom 2040
From net investment income
Class A	$ 284,116	$ 2,619,392
Class T	93,317	2,038,155
Class B	-	289,047
Class C	-	344,514
Institutional Class	34,639	183,929
Total	$ 412,072	$ 5,475,037
From net realized gain
Class A	$ 5,946,595	$ 3,781,697
Class T	4,882,856	3,639,201
Class B	991,796	826,884
Class C	1,134,278	978,964
Institutional Class	472,894	215,991
Total	$ 13,428,419	$ 9,442,737

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended September 30, 2007	Year ended March 31, 2007A
Advisor Freedom 2045
From net investment income
Class A	$ 7,149	$ 17,761
Class T	-	11,873
Class B	-	1,977
Class C	-	2,080
Institutional Class	729	1,576
Total	$ 7,878	$ 35,267
From net realized gain
Class A	$ 97,221	$ 11,838
Class T	24,461	8,362
Class B	5,082	2,103
Class C	4,707	2,262
Institutional Class	6,196	998
Total	$ 137,667	$ 25,563
Advisor Freedom 2050
From net investment income
Class A	$ 4,278	$ 36,386
Class T	-	8,564
Class B	-	4,114
Class C	-	4,848
Institutional Class	938	3,118
Total	$ 5,216	$ 57,030
From net realized gain
Class A	$ 138,919	$ 24,808
Class T	37,548	6,344
Class B	11,699	3,578
Class C	15,015	4,617
Institutional Class	11,370	2,011
Total	$ 214,551	$ 41,358

A For the period June 1, 2006 (commencement of operations) to March 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom Income
Class A
Shares sold	2,489,013	3,998,819	$ 26,890,047	$ 42,215,890
Reinvestment of distributions	114,411	102,485	1,228,782	1,078,852
Shares redeemed	(1,038,858)	(1,230,892)	(11,156,732)	(12,986,012)
Net increase (decrease)	1,564,566	2,870,412	$ 16,962,097	$ 30,308,730
Class T
Shares sold	1,272,968	2,071,786	$ 13,773,628	$ 21,825,406
Reinvestment of distributions	80,607	122,503	865,649	1,286,011
Shares redeemed	(832,681)	(1,579,074)	(8,952,204)	(16,645,393)
Net increase (decrease)	520,894	615,215	$ 5,687,073	$ 6,466,024
Class B
Shares sold	59,579	104,130	$ 647,085	$ 1,094,305
Reinvestment of distributions	7,762	14,103	83,300	147,869
Shares redeemed	(65,124)	(116,492)	(700,775)	(1,222,471)
Net increase (decrease)	2,217	1,741	$ 29,610	$ 19,703
Class C
Shares sold	304,878	289,104	$ 3,297,808	$ 3,032,611
Reinvestment of distributions	19,927	31,301	213,766	328,081
Shares redeemed	(179,862)	(384,133)	(1,936,539)	(4,025,882)
Net increase (decrease)	144,943	(63,728)	$ 1,575,035	$ (665,190)
Institutional Class
Shares sold	258,907	209,024	$ 2,558,045	$ 2,227,313
Reinvestment of distributions	7,790	5,153	83,810	54,344
Shares redeemed	(113,259)	(61,571)	(1,221,499)	(653,326)
Net increase (decrease)	153,438	152,606	$ 1,420,356	$ 1,628,331
Advisor Freedom 2005
Class A
Shares sold	2,135,201	3,787,746	$ 25,712,646	$ 43,883,709
Reinvestment of distributions	57,610	76,807	694,205	885,668
Shares redeemed	(1,301,979)	(1,115,226)	(15,708,285)	(12,859,998)
Net increase (decrease)	890,832	2,749,327	$ 10,698,566	$ 31,909,379
Class T
Shares sold	553,778	1,234,660	$ 6,662,973	$ 14,090,491
Reinvestment of distributions	22,063	47,993	265,634	550,611
Shares redeemed	(510,049)	(793,872)	(6,138,013)	(9,030,257)
Net increase (decrease)	65,792	488,781	$ 790,594	$ 5,610,845
Class B
Shares sold	38,451	116,869	$ 461,465	$ 1,310,125
Reinvestment of distributions	3,391	8,797	40,757	100,501
Shares redeemed	(67,752)	(128,275)	(809,406)	(1,454,001)
Net increase (decrease)	(25,910)	(2,609)	$ (307,184)	$ (43,375)
Class C
Shares sold	179,752	232,197	$ 2,144,368	$ 2,619,306
Reinvestment of distributions	8,086	18,367	97,028	209,932
Shares redeemed	(100,558)	(153,843)	(1,204,393)	(1,749,764)
Net increase (decrease)	87,280	96,721	$ 1,037,003	$ 1,079,474
Institutional Class
Shares sold	208,091	208,498	$ 2,531,587	$ 2,404,546
Reinvestment of distributions	4,631	6,260	55,994	72,336
Shares redeemed	(158,439)	(47,487)	(1,914,509)	(552,920)
Net increase (decrease)	54,283	167,271	$ 673,072	$ 1,923,962

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom 2010
Class A
Shares sold	7,943,066	13,374,637	$ 99,406,669	$ 159,853,302
Reinvestment of distributions	311,094	545,669	3,891,788	6,515,960
Shares redeemed	(3,981,038)	(6,124,760)	(49,927,472)	(71,950,410)
Net increase (decrease)	4,273,122	7,795,546	$ 53,370,985	$ 94,418,852
Class T
Shares sold	3,899,228	8,317,218	$ 48,619,601	$ 97,643,792
Reinvestment of distributions	231,679	503,504	2,889,038	5,992,339
Shares redeemed	(2,646,524)	(5,095,468)	(33,067,502)	(60,236,553)
Net increase (decrease)	1,484,383	3,725,254	$ 18,441,137	$ 43,399,578
Class B
Shares sold	274,361	554,718	$ 3,388,294	$ 6,527,082
Reinvestment of distributions	34,073	80,803	423,864	957,744
Shares redeemed	(291,335)	(632,615)	(3,629,179)	(7,468,667)
Net increase (decrease)	17,099	2,906	$ 182,979	$ 16,159
Class C
Shares sold	931,241	1,325,915	$ 11,537,685	$ 15,583,541
Reinvestment of distributions	47,756	100,155	592,653	1,185,377
Shares redeemed	(436,770)	(814,977)	(5,409,144)	(9,586,446)
Net increase (decrease)	542,227	611,093	$ 6,721,194	$ 7,182,472
Institutional Class
Shares sold	1,085,968	1,216,876	$ 13,685,736	$ 14,661,891
Reinvestment of distributions	28,770	41,121	361,062	492,727
Shares redeemed	(508,030)	(440,638)	(6,367,875)	(5,177,492)
Net increase (decrease)	606,708	817,359	$ 7,678,923	$ 9,977,126
Advisor Freedom 2015
Class A
Shares sold	11,234,170	16,710,642	$ 142,244,474	$ 200,771,970
Reinvestment of distributions	435,346	551,943	5,507,119	6,663,795
Shares redeemed	(4,625,620)	(4,573,003)	(58,648,102)	(54,952,585)
Net increase (decrease)	7,043,896	12,689,582	$ 89,103,491	$ 152,483,180
Class T
Shares sold	3,089,157	7,721,319	$ 39,046,280	$ 92,149,992
Reinvestment of distributions	256,242	409,024	3,236,332	4,918,891
Shares redeemed	(2,344,380)	(3,704,390)	(29,736,256)	(44,146,399)
Net increase (decrease)	1,001,019	4,425,953	$ 12,546,356	$ 52,922,484
Class B
Shares sold	482,405	956,714	$ 6,055,097	$ 11,262,926
Reinvestment of distributions	49,900	84,955	628,245	1,017,658
Shares redeemed	(388,843)	(539,119)	(4,894,736)	(6,415,601)
Net increase (decrease)	143,462	502,550	$ 1,788,606	$ 5,864,983
Class C
Shares sold	899,321	2,127,630	$ 11,306,007	$ 25,214,598
Reinvestment of distributions	65,870	94,790	828,644	1,136,191
Shares redeemed	(479,899)	(651,145)	(6,030,332)	(7,748,011)
Net increase (decrease)	485,292	1,571,275	$ 6,104,319	$ 18,602,778
Institutional Class
Shares sold	1,532,817	1,369,022	$ 19,610,117	$ 16,393,429
Reinvestment of distributions	57,423	97,887	729,850	1,185,250
Shares redeemed	(851,436)	(549,649)	(10,820,853)	(6,624,103)
Net increase (decrease)	738,804	917,260	$ 9,519,114	$ 10,954,576

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom 2020
Class A
Shares sold	14,140,419	23,846,967	$ 195,629,725	$ 308,792,249
Reinvestment of distributions	734,294	1,084,342	10,155,281	14,167,012
Shares redeemed	(5,596,287)	(9,148,908)	(77,555,914)	(115,715,246)
Net increase (decrease)	9,278,426	15,782,401	$ 128,229,092	$ 207,244,015
Class T
Shares sold	6,895,681	15,749,378	$ 95,198,741	$ 200,592,709
Reinvestment of distributions	589,607	996,748	8,142,464	13,003,180
Shares redeemed	(4,891,410)	(7,788,390)	(67,730,132)	(100,250,106)
Net increase (decrease)	2,593,878	8,957,736	$ 35,611,073	$ 113,345,783
Class B
Shares sold	700,522	1,566,662	$ 9,633,024	$ 20,015,458
Reinvestment of distributions	104,970	185,085	1,444,390	2,401,388
Shares redeemed	(435,744)	(914,111)	(5,998,971)	(11,718,717)
Net increase (decrease)	369,748	837,636	$ 5,078,443	$ 10,698,129
Class C
Shares sold	1,636,970	2,364,641	$ 22,478,859	$ 30,268,265
Reinvestment of distributions	95,827	157,258	1,317,618	2,039,411
Shares redeemed	(1,134,216)	(982,764)	(15,555,400)	(12,533,396)
Net increase (decrease)	598,581	1,539,135	$ 8,241,077	$ 19,774,280
Institutional Class
Shares sold	2,017,472	1,665,024	$ 28,178,563	$ 21,746,839
Reinvestment of distributions	57,039	72,996	792,272	958,005
Shares redeemed	(647,171)	(567,015)	(9,012,037)	(7,296,379)
Net increase (decrease)	1,427,340	1,171,005	$ 19,958,798	$ 15,408,465
Advisor Freedom 2025
Class A
Shares sold	10,749,382	15,737,696	$ 143,668,211	$ 197,945,688
Reinvestment of distributions	462,878	518,473	6,188,684	6,492,103
Shares redeemed	(3,917,898)	(3,113,289)	(52,345,490)	(38,954,335)
Net increase (decrease)	7,294,362	13,142,880	$ 97,511,405	$ 165,483,456
Class T
Shares sold	3,242,605	7,015,432	$ 43,400,474	$ 87,481,183
Reinvestment of distributions	216,265	288,574	2,895,780	3,613,946
Shares redeemed	(2,050,048)	(2,276,653)	(27,600,740)	(28,529,518)
Net increase (decrease)	1,408,822	5,027,353	$ 18,695,514	$ 62,565,611
Class B
Shares sold	527,552	998,291	$ 7,016,039	$ 12,299,748
Reinvestment of distributions	48,179	70,208	640,303	869,570
Shares redeemed	(271,342)	(348,807)	(3,602,922)	(4,303,451)
Net increase (decrease)	304,389	719,692	$ 4,053,420	$ 8,865,867
Class C
Shares sold	591,862	1,074,566	$ 7,867,220	$ 13,324,519
Reinvestment of distributions	39,629	52,399	526,674	649,142
Shares redeemed	(245,558)	(255,502)	(3,255,990)	(3,161,389)
Net increase (decrease)	385,933	871,463	$ 5,137,904	$ 10,812,272
Institutional Class
Shares sold	1,316,731	801,952	$ 17,839,385	$ 10,021,125
Reinvestment of distributions	22,321	22,778	299,767	286,866
Shares redeemed	(406,332)	(178,765)	(5,474,481)	(2,201,208)
Net increase (decrease)	932,720	645,965	$ 12,664,671	$ 8,106,783

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom 2030
Class A
Shares sold	10,886,174	16,253,114	$ 160,366,397	$ 222,796,744
Reinvestment of distributions	536,032	566,443	7,879,676	7,751,676
Shares redeemed	(3,456,871)	(4,408,382)	(50,884,181)	(59,297,181)
Net increase (decrease)	7,965,335	12,411,175	$ 117,361,892	$ 171,251,239
Class T
Shares sold	5,014,423	10,263,782	$ 73,615,903	$ 137,668,691
Reinvestment of distributions	410,788	543,658	6,022,156	7,398,466
Shares redeemed	(3,118,732)	(4,719,385)	(45,953,389)	(64,003,737)
Net increase (decrease)	2,306,479	6,088,055	$ 33,684,670	$ 81,063,420
Class B
Shares sold	554,947	1,215,032	$ 8,101,695	$ 16,319,475
Reinvestment of distributions	76,250	101,708	1,112,493	1,372,910
Shares redeemed	(263,476)	(523,647)	(3,842,330)	(7,048,793)
Net increase (decrease)	367,721	793,093	$ 5,371,858	$ 10,643,592
Class C
Shares sold	716,868	1,532,477	$ 10,479,366	$ 20,559,653
Reinvestment of distributions	69,501	87,426	1,014,013	1,180,816
Shares redeemed	(409,629)	(617,269)	(5,945,538)	(8,273,949)
Net increase (decrease)	376,740	1,002,634	$ 5,547,841	$ 13,466,520
Institutional Class
Shares sold	1,584,666	1,246,804	$ 23,527,396	$ 17,216,002
Reinvestment of distributions	40,049	31,872	590,726	437,589
Shares redeemed	(447,155)	(347,902)	(6,620,607)	(4,676,681)
Net increase (decrease)	1,177,560	930,774	$ 17,497,515	$ 12,976,910
Advisor Freedom 2035
Class A
Shares sold	6,818,750	7,937,543	$ 94,756,611	$ 102,858,844
Reinvestment of distributions	236,603	209,021	3,284,026	2,703,345
Shares redeemed	(1,881,392)	(1,209,654)	(26,147,339)	(15,624,179)
Net increase (decrease)	5,173,961	6,936,910	$ 71,893,298	$ 89,938,010
Class T
Shares sold	1,918,517	4,037,876	$ 26,549,929	$ 51,279,521
Reinvestment of distributions	120,717	146,879	1,668,310	1,885,587
Shares redeemed	(1,271,735)	(1,479,180)	(17,622,198)	(18,890,769)
Net increase (decrease)	767,499	2,705,575	$ 10,596,041	$ 34,274,339
Class B
Shares sold	383,910	657,867	$ 5,271,116	$ 8,288,850
Reinvestment of distributions	30,678	39,171	421,214	497,716
Shares redeemed	(121,776)	(185,316)	(1,669,727)	(2,339,596)
Net increase (decrease)	292,812	511,722	$ 4,022,603	$ 6,446,970
Class C
Shares sold	386,558	675,368	$ 5,315,628	$ 8,503,831
Reinvestment of distributions	24,135	29,650	331,612	377,444
Shares redeemed	(168,247)	(231,098)	(2,304,931)	(2,893,598)
Net increase (decrease)	242,446	473,920	$ 3,342,309	$ 5,987,677
Institutional Class
Shares sold	778,659	411,593	$ 10,914,155	$ 5,305,575
Reinvestment of distributions	11,779	8,649	163,958	112,282
Shares redeemed	(209,410)	(121,717)	(2,926,432)	(1,582,064)
Net increase (decrease)	581,028	298,525	$ 8,151,681	$ 3,835,793

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007A	Six months ended September 30, 2007	Year ended March 31, 2007A
Advisor Freedom 2040
Class A
Shares sold	7,041,979	11,078,922	$ 107,125,593	$ 155,096,929
Reinvestment of distributions	407,734	449,793	6,177,157	6,329,119
Shares redeemed	(2,562,249)	(3,247,820)	(38,929,220)	(44,707,746)
Net increase (decrease)	4,887,464	8,280,895	$ 74,373,530	$ 116,718,302
Class T
Shares sold	3,998,970	8,566,986	$ 60,492,126	$ 118,422,507
Reinvestment of distributions	328,824	404,471	4,968,524	5,668,499
Shares redeemed	(2,449,071)	(3,731,784)	(37,093,562)	(51,893,964)
Net increase (decrease)	1,878,723	5,239,673	$ 28,367,088	$ 72,197,042
Class B
Shares sold	566,487	1,165,934	$ 8,495,666	$ 16,033,302
Reinvestment of distributions	64,295	78,169	964,428	1,084,424
Shares redeemed	(248,597)	(454,770)	(3,727,839)	(6,294,964)
Net increase (decrease)	382,185	789,333	$ 5,732,255	$ 10,822,762
Class C
Shares sold	601,934	1,529,531	$ 9,020,634	$ 20,942,119
Reinvestment of distributions	71,336	88,855	1,070,048	1,232,104
Shares redeemed	(512,755)	(742,685)	(7,695,309)	(10,212,837)
Net increase (decrease)	160,515	875,701	$ 2,395,373	$ 11,961,386
Institutional Class
Shares sold	933,397	962,985	$ 14,222,281	$ 13,586,544
Reinvestment of distributions	30,594	23,689	465,035	335,253
Shares redeemed	(400,131)	(205,086)	(6,124,283)	(2,855,861)
Net increase (decrease)	563,860	781,588	$ 8,563,033	$ 11,065,936
Advisor Freedom 2045
Class A
Shares sold	1,718,299	1,214,659	$ 19,873,016	$ 13,198,339
Reinvestment of distributions	9,000	2,732	104,313	29,586
Shares redeemed	(366,982)	(81,608)	(4,235,093)	(893,392)
Net increase (decrease)	1,360,317	1,135,783	$ 15,742,236	$ 12,334,533
Class T
Shares sold	430,368	328,167	$ 4,964,913	$ 3,531,809
Reinvestment of distributions	2,110	1,870	24,434	20,235
Shares redeemed	(89,808)	(27,302)	(1,046,233)	(296,286)
Net increase (decrease)	342,670	302,735	$ 3,943,114	$ 3,255,758
Class B
Shares sold	106,642	70,701	$ 1,229,507	$ 743,408
Reinvestment of distributions	421	377	4,870	4,080
Shares redeemed	(14,191)	(588)	(161,494)	(6,408)
Net increase (decrease)	92,872	70,490	$ 1,072,883	$ 741,080
Class C
Shares sold	102,012	75,902	$ 1,187,485	$ 795,052
Reinvestment of distributions	398	334	4,591	3,613
Shares redeemed	(19,029)	(6,312)	(218,184)	(68,258)
Net increase (decrease)	83,381	69,924	$ 973,892	$ 730,407
Institutional Class
Shares sold	280,313	64,697	$ 3,269,730	$ 696,742
Reinvestment of distributions	596	237	6,924	2,574
Shares redeemed	(40,038)	(8,061)	(464,266)	(89,051)
Net increase (decrease)	240,871	56,873	$ 2,812,388	$ 610,265

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007A	Six months ended September 30, 2007	Year ended March 31, 2007A
Advisor Freedom 2050
Class A
Shares sold	1,551,382	1,276,625	$ 17,928,661	$ 13,684,931
Reinvestment of distributions	12,340	5,624	142,774	60,797
Shares redeemed	(241,254)	(113,051)	(2,783,061)	(1,223,026)
Net increase (decrease)	1,322,468	1,169,198	$ 15,288,374	$ 12,522,702
Class T
Shares sold	625,017	354,770	$ 7,241,815	$ 3,810,949
Reinvestment of distributions	3,250	1,380	37,534	14,908
Shares redeemed	(165,303)	(36,828)	(1,917,010)	(403,059)
Net increase (decrease)	462,964	319,322	$ 5,362,339	$ 3,422,798
Class B
Shares sold	110,966	111,977	$ 1,280,866	$ 1,191,055
Reinvestment of distributions	962	705	11,092	7,610
Shares redeemed	(19,736)	(5,659)	(224,199)	(61,502)
Net increase (decrease)	92,192	107,023	$ 1,067,759	$ 1,137,163
Class C
Shares sold	212,783	144,191	$ 2,455,935	$ 1,517,547
Reinvestment of distributions	1,284	871	14,787	9,399
Shares redeemed	(45,322)	(7,985)	(506,055)	(87,268)
Net increase (decrease)	168,745	137,077	$ 1,964,667	$ 1,439,678
Institutional Class
Shares sold	333,971	90,084	$ 3,902,706	$ 973,960
Reinvestment of distributions	1,063	474	12,308	5,129
Shares redeemed	(112,849)	(1,782)	(1,319,484)	(19,668)
Net increase (decrease)	222,185	88,776	$ 2,595,530	$ 959,421

A Share transactions for Advisor Freedom 2045 and Advisor Freedom 2050 are for the period June 1, 2006 (commencement of operations) to September 30, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Investment Performance and Compliance (except Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund). The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Advisor Freedom 2015 Fund and Advisor Freedom 2030 Fund, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than Advisor Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Advisor Freedom 2005 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2010 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2015 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Advisor Freedom 2020 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2025 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2030 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2035 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Advisor Freedom 2040 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom Income Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance (Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund). The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because each fund had been in operation for less than one calendar year. Once a fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Semiannual Report

Advisor Freedom 2010 Fund

Advisor Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

Advisor Freedom 2025 Fund

Semiannual Report

Advisor Freedom 2030 Fund

Advisor Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

Advisor Freedom 2045 Fund

Semiannual Report

Advisor Freedom 2050 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, the management fees shown in prior years reflect each fund's previous all-inclusive management fee. For a more meaningful comparison of management fees, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that net management fees may have varied from year to year because of differences in non-management expenses, and that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AFF-USAN-1107
1.792158.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025,
2030, 2035, 2040, 2045, 2050
- Institutional Class

Semiannual Report

September 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Advisor Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2005	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2015	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2025	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2035	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2045	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Advisor Freedom 2050	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,035.00	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,033.80	$ 2.54
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,032.00	$ 5.08
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,032.30	$ 5.08
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,036.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,057.20	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,056.60	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,053.60	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,053.70	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,059.30	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,060.40	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,058.40	$ 2.57
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,056.30	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,056.60	$ 5.14
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,060.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,065.90	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,064.50	$ 2.58
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,061.80	$ 5.15
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,062.00	$ 5.16
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,066.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,075.30	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,074.00	$ 2.59
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,071.50	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,071.60	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,077.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,078.60	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,077.10	$ 2.60
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,074.00	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,074.90	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,079.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,088.10	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,086.20	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,084.00	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,083.30	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,089.00	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,089.20	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,086.90	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,084.10	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,084.80	$ 5.21
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,089.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,090.60	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,089.50	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,086.90	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,086.90	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,091.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
Advisor Freedom 2045
Class A
Actual	$ 1,000.00	$ 1,092.80	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,092.40	$ 2.62
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,090.10	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,089.20	$ 5.22
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,094.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00
	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Advisor Freedom 2050
Class A
Actual	$ 1,000.00	$ 1,095.40	$ 1.31
HypotheticalA	$ 1,000.00	$ 1,023.75	$ 1.26
Class T
Actual	$ 1,000.00	$ 1,094.20	$ 2.62
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.53
Class B
Actual	$ 1,000.00	$ 1,091.20	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Class C
Actual	$ 1,000.00	$ 1,091.20	$ 5.23
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.05
Institutional Class
Actual	$ 1,000.00	$ 1,096.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,025.00	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
Advisor Freedom Income
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2005
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2010
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2015
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2020
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Annualized Expense Ratio
Advisor Freedom 2025
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2030
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2035
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2040
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2045
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%
Advisor Freedom 2050
Class A	.25%
Class T	.50%
Class B	1.00%
Class C	1.00%
Institutional Class	.00%

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	0.9	0.0
Fidelity Advisor Dividend Growth Fund Institutional Class	3.0	4.2
Fidelity Advisor Equity Growth Fund Institutional Class	2.5	2.5
Fidelity Advisor Equity Income Fund Institutional Class	3.6	4.3
Fidelity Advisor Growth & Income Fund Institutional Class	3.2	3.3
Fidelity Advisor Large Cap Fund Institutional Class	3.2	3.2
Fidelity Advisor Mid Cap Fund Institutional Class	1.6	1.7
Fidelity Advisor Small Cap Fund Institutional Class	0.9	1.2
Fidelity Small Cap Opportunities Fund	0.6	0.0
	19.5	20.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.8	4.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.6	14.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	9.5	14.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.6	7.1
Fidelity Advisor Total Bond Fund Institutional Class	10.4	0.0
	36.1	35.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.8	19.9
Fidelity Institutional Money Market Portfolio Class I	19.8	17.8
Fidelity Cash Reserves Fund	0.0	2.1
	39.6	39.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.5%
Investment Grade Fixed-Income Funds	36.1%
High Yield Fixed-Income Funds	4.8%
Short-Term Funds	39.6%

Six months ago
Domestic Equity Funds	20.4%
Investment Grade Fixed-Income Funds	35.2%
High Yield Fixed-Income Funds	4.6%
Short-Term Funds	39.8%

The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.5%
	Shares	Value
Domestic Equity Funds - 19.5%
Fidelity 100 Index Fund	114,927	$ 1,275,687
Fidelity Advisor Dividend Growth Fund Institutional Class	289,790	4,210,649
Fidelity Advisor Equity Growth Fund Institutional Class	50,801	3,428,562
Fidelity Advisor Equity Income Fund Institutional Class	153,289	5,011,016
Fidelity Advisor Growth & Income Fund Institutional Class	195,550	4,354,899
Fidelity Advisor Large Cap Fund Institutional Class	198,161	4,371,426
Fidelity Advisor Mid Cap Fund Institutional Class	74,513	2,158,647
Fidelity Advisor Small Cap Fund Institutional Class	46,609	1,205,315
Fidelity Small Cap Opportunities Fund	85,042	835,114
TOTAL EQUITY FUNDS (Cost $21,451,287)		26,851,315
Fixed-Income Funds - 40.9%

High Yield Fixed-Income Funds - 4.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	653,273	6,682,984
Investment Grade Fixed-Income Funds - 36.1%
Fidelity Advisor Government Income Fund Institutional Class	1,305,858	13,241,399
Fidelity Advisor Intermediate Bond Fund Institutional Class	1,224,223	13,099,188
Fidelity Advisor Strategic Real Return Fund Institutional Class	891,363	9,136,468
Fidelity Advisor Total Bond Fund Institutional Class	1,381,796	14,246,319
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		49,723,374
TOTAL FIXED-INCOME FUNDS (Cost $56,294,885)		56,406,358
Short-Term Funds - 39.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,941,847	27,359,177
Fidelity Institutional Money Market Portfolio Class I	27,265,755	27,265,755
TOTAL SHORT-TERM FUNDS (Cost $54,888,352)		54,624,932
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $132,634,524)		$ 137,882,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $132,634,524) - See accompanying schedule		$ 137,882,605
Receivable for investments sold		3,247
Receivable for fund shares sold		1,055,033
Other affiliated receivables		16,759
Total assets		138,957,644

Liabilities
Payable for investments purchased	$ 733,674
Payable for fund shares redeemed	313,409
Distribution fees payable	49,146
Total liabilities		1,096,229

Net Assets		$ 137,861,415
Net Assets consist of:
Paid in capital		$ 132,478,413
Undistributed net investment income		436,918
Accumulated undistributed net realized gain (loss) on investments		(301,997)
Net unrealized appreciation (depreciation) on investments		5,248,081
Net Assets		$ 137,861,415

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($67,362,723 ÷ 6,195,855 shares)		$ 10.87

Maximum offering price per share (100/94.25 of $10.87)		$ 11.53
Class T: Net Asset Value and redemption price per share ($45,896,755 ÷ 4,224,744 shares)		$ 10.86

Maximum offering price per share (100/96.50 of $10.86)		$ 11.25
Class B: Net Asset Value and offering price per share ($5,080,455 ÷ 468,006 shares)A		$ 10.86

Class C: Net Asset Value and offering price per share ($15,016,996 ÷ 1,384,307 shares)A		$ 10.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,504,486 ÷ 413,735 shares)		$ 10.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,504,131

Expenses
Distribution fees	$ 277,367
Independent trustees' compensation	212
Total expenses before reductions	277,579
Expense reductions	(212)	277,367
Net investment income (loss)		2,226,764
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(276,652)
Capital gain distributions from underlying funds	1,390	(275,262)
Change in net unrealized appreciation (depreciation) on underlying funds		2,320,543
Net gain (loss)		2,045,281
Net increase (decrease) in net assets resulting from operations		$ 4,272,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,226,764	$ 2,749,441
Net realized gain (loss)	(275,262)	562,910
Change in net unrealized appreciation (depreciation)	2,320,543	1,958,431
Net increase (decrease) in net assets resulting from operations	4,272,045	5,270,782
Distributions to shareholders from net investment income	(2,122,051)	(2,616,706)
Distributions to shareholders from net realized gain	(494,883)	(557,413)
Total distributions	(2,616,934)	(3,174,119)
Share transactions - net increase (decrease)	25,674,171	37,757,598
Total increase (decrease) in net assets	27,329,282	39,854,261

Net Assets
Beginning of period	110,532,133	70,677,872
End of period (including undistributed net investment income of $436,918 and undistributed net investment income of $332,205, respectively)	$ 137,861,415	$ 110,532,133

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.74	$ 10.52	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.36	.29	.20	.13
Net realized and unrealized gain (loss)	.17	.29	.23	(.10)	.36
Total from investment operations	.37	.65	.52	.10	.49
Distributions from net investment income	(.20)	(.35)	(.27)	(.19)	(.09)
Distributions from net realized gain	(.05)	(.08)	(.04)	(.01)	-
Total distributions	(.24) J	(.43)	(.30) I	(.20)	(.09)
Net asset value, end of period	$ 10.87	$ 10.74	$ 10.52	$ 10.30	$ 10.40
Total Return B, C, D	3.50%	6.38%	5.12%	.99%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	3.74% A	3.46%	2.83%	1.96%	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 67,363	$ 49,721	$ 18,524	$ 10,120	$ 5,009
Portfolio turnover rate	89% A	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.300 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share. J Total distributions of $.241 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.51	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.34	.27	.18	.11
Net realized and unrealized gain (loss)	.17	.29	.22	(.10)	.37
Total from investment operations	.36	.63	.49	.08	.48
Distributions from net investment income	(.18)	(.33)	(.24)	(.16)	(.09)
Distributions from net realized gain	(.05)	(.08)	(.04)	(.01)	-
Total distributions	(.23) I	(.41)	(.28)	(.17)	(.09)
Net asset value, end of period	$ 10.86	$ 10.73	$ 10.51	$ 10.30	$ 10.39
Total Return B, C, D	3.38%	6.11%	4.78%	.79%	4.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	3.49% A	3.21%	2.58%	1.71%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,897	$ 39,739	$ 32,469	$ 29,013	$ 14,535
Portfolio turnover rate	89% A	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.228 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.50	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.29	.22	.12	.07
Net realized and unrealized gain (loss)	.18	.28	.21	(.10)	.37
Total from investment operations	.34	.57	.43	.02	.44
Distributions from net investment income	(.15)	(.27)	(.19)	(.10)	(.06)
Distributions from net realized gain	(.05)	(.08)	(.04)	(.01)	-
Total distributions	(.20) J	(.35)	(.22) I	(.11)	(.06)
Net asset value, end of period	$ 10.86	$ 10.72	$ 10.50	$ 10.29	$ 10.38
Total Return B, C, D	3.20%	5.57%	4.27%	.23%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.99% A	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,080	$ 4,993	$ 4,873	$ 4,454	$ 3,649
Portfolio turnover rate	89% A	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. J Total distributions of $.199 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.50	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.29	.22	.12	.07
Net realized and unrealized gain (loss)	.18	.27	.22	(.09)	.37
Total from investment operations	.34	.56	.44	.03	.44
Distributions from net investment income	(.16)	(.27)	(.19)	(.11)	(.07)
Distributions from net realized gain	(.05)	(.08)	(.04)	(.01)	-
Total distributions	(.20) J	(.35)	(.22) I	(.12)	(.07)
Net asset value, end of period	$ 10.85	$ 10.71	$ 10.50	$ 10.28	$ 10.37
Total Return B, C, D	3.23%	5.48%	4.37%	.24%	4.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	2.99% A	2.71%	2.08%	1.21%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,017	$ 13,279	$ 13,678	$ 14,097	$ 9,248
Portfolio turnover rate	89% A	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.224 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share. J Total distributions of $.202 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.046 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.53	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.39	.32	.23	.14
Net realized and unrealized gain (loss)	.18	.30	.23	(.11)	.37
Total from investment operations	.39	.69	.55	.12	.51
Distributions from net investment income	(.21)	(.38)	(.29)	(.21)	(.10)
Distributions from net realized gain	(.05)	(.08)	(.04)	(.01)	-
Total distributions	(.26) H	(.46)	(.33)	(.22)	(.10)
Net asset value, end of period	$ 10.89	$ 10.76	$ 10.53	$ 10.31	$ 10.41
Total Return B, C	3.64%	6.72%	5.39%	1.21%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.01%	.08%	.08% A
Net investment income (loss)	3.99% A	3.71%	3.08%	2.21%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,504	$ 2,800	$ 1,134	$ 626	$ 359
Portfolio turnover rate	89% A	38%	21%	18%	46% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.256 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.046 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.5	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	6.3	8.0
Fidelity Advisor Equity Growth Fund Institutional Class	5.1	4.7
Fidelity Advisor Equity Income Fund Institutional Class	7.4	8.1
Fidelity Advisor Growth & Income Fund Institutional Class	6.4	6.2
Fidelity Advisor Large Cap Fund Institutional Class	6.4	6.2
Fidelity Advisor Mid Cap Fund Institutional Class	3.1	3.2
Fidelity Advisor Small Cap Fund Institutional Class	1.8	2.4
Fidelity Small Cap Opportunities Fund	1.1	0.0
	39.1	38.9
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.8	4.8
Fidelity Advisor Overseas Fund Institutional Class	4.8	4.9
	9.6	9.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	4.9	4.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.0	13.7
Fidelity Advisor Intermediate Bond Fund Institutional Class	9.0	13.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.8	7.3
Fidelity Advisor Total Bond Fund Institutional Class	9.9	0.2
	34.7	34.8
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	6.4	5.9
Fidelity Cash Reserves Fund	0.8	0.6
Fidelity Institutional Money Market Portfolio Class I	4.5	5.2
	11.7	11.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.1%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	34.7%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	11.7%

Six months ago
Domestic Equity Funds	38.9%
International Equity Funds	9.7%
Investment Grade Fixed-Income Funds	34.8%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	11.7%

Expected
Domestic Equity Funds	38.9%
International Equity Funds	9.0%
Investment Grade Fixed-Income Funds	34.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.7%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity 100 Index Fund	136,764	$ 1,518,080
Fidelity Advisor Dividend Growth Fund Institutional Class	450,688	6,548,490
Fidelity Advisor Equity Growth Fund Institutional Class	77,390	5,223,084
Fidelity Advisor Equity Income Fund Institutional Class	232,939	7,614,786
Fidelity Advisor Growth & Income Fund Institutional Class	296,743	6,608,475
Fidelity Advisor Large Cap Fund Institutional Class	301,634	6,654,047
Fidelity Advisor Mid Cap Fund Institutional Class	112,351	3,254,797
Fidelity Advisor Small Cap Fund Institutional Class	72,670	1,879,237
Fidelity Small Cap Opportunities Fund	112,528	1,105,028
TOTAL DOMESTIC EQUITY FUNDS		40,406,024
International Equity Funds - 9.6%
Fidelity Advisor Diversified International Fund Institutional Class	189,417	4,941,891
Fidelity Advisor Overseas Fund Institutional Class	190,334	4,922,043
TOTAL INTERNATIONAL EQUITY FUNDS		9,863,934
TOTAL EQUITY FUNDS (Cost $41,722,441)		50,269,958
Fixed-Income Funds - 39.6%

High Yield Fixed-Income Funds - 4.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	492,765	5,040,988
Investment Grade Fixed-Income Funds - 34.7%
Fidelity Advisor Government Income Fund Institutional Class	911,678	9,244,418
Fidelity Advisor Intermediate Bond Fund Institutional Class	865,089	9,256,448
Fidelity Advisor Strategic Real Return Fund Institutional Class	685,291	7,024,230
Fidelity Advisor Total Bond Fund Institutional Class	996,456	10,273,459
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		35,798,555
TOTAL FIXED-INCOME FUNDS (Cost $40,582,587)		40,839,543
Short-Term Funds - 11.7%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	714,017	$ 6,640,360
Fidelity Cash Reserves Fund	829,178	829,178
Fidelity Institutional Money Market Portfolio Class I	4,606,994	4,606,994
TOTAL SHORT-TERM FUNDS (Cost $12,163,375)		12,076,532
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $94,468,403)		$ 103,186,033

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $94,468,403) - See accompanying schedule		$ 103,186,033
Receivable for investments sold		98,775
Receivable for fund shares sold		382,578
Other affiliated receivables		18,181
Total assets		103,685,567

Liabilities
Payable for investments purchased	$ 196,219
Payable for fund shares redeemed	285,166
Distribution fees payable	33,506
Total liabilities		514,891

Net Assets		$ 103,170,676
Net Assets consist of:
Paid in capital		$ 93,559,779
Undistributed net investment income		1,036,902
Accumulated undistributed net realized gain (loss) on investments		(143,635)
Net unrealized appreciation (depreciation) on investments		8,717,630
Net Assets		$ 103,170,676

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,567,580 ÷ 5,069,240 shares)		$ 12.34

Maximum offering price per share (100/94.25 of $12.34)		$ 13.09
Class T: Net Asset Value and redemption price per share ($21,973,910 ÷ 1,783,626 shares)		$ 12.32

Maximum offering price per share (100/96.50 of $12.32)		$ 12.77
Class B: Net Asset Value and offering price per share ($3,822,261 ÷ 311,410 shares)A		$ 12.27

Class C: Net Asset Value and offering price per share ($10,557,816 ÷ 861,534 shares)A		$ 12.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,249,109 ÷ 342,653 shares)		$ 12.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,263,899

Expenses
Distribution fees	$ 193,086
Independent trustees' compensation	162
Total expenses before reductions	193,248
Expense reductions	(162)	193,086
Net investment income (loss)		1,070,813
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(159,906)
Capital gain distributions from underlying funds	2,071	(157,835)
Change in net unrealized appreciation (depreciation) on underlying funds		4,344,578
Net gain (loss)		4,186,743
Net increase (decrease) in net assets resulting from operations		$ 5,257,556

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,070,813	$ 1,313,903
Net realized gain (loss)	(157,835)	1,084,846
Change in net unrealized appreciation (depreciation)	4,344,578	2,293,259
Net increase (decrease) in net assets resulting from operations	5,257,556	4,692,008
Distributions to shareholders from net investment income	(360,939)	(1,128,986)
Distributions to shareholders from net realized gain	(830,264)	(779,745)
Total distributions	(1,191,203)	(1,908,731)
Share transactions - net increase (decrease)	12,892,051	40,480,285
Total increase (decrease) in net assets	16,958,404	43,263,562

Net Assets
Beginning of period	86,212,272	42,948,710
End of period (including undistributed net investment income of $1,036,902 and undistributed net investment income of $327,028, respectively)	$ 103,170,676	$ 86,212,272

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.33	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.28	.25	.22	.09
Net realized and unrealized gain (loss)	.53	.63	.76	.03	.46
Total from investment operations	.67	.91	1.01	.25	.55
Distributions from net investment income	(.05)	(.23)	(.20)	(.17)	(.06)
Distributions from net realized gain	(.11)	(.18)	(.05)	- I	-
Total distributions	(.16)	(.41)	(.25)	(.17)	(.06)
Net asset value, end of period	$ 12.34	$ 11.83	$ 11.33	$ 10.57	$ 10.49
Total Return B, C, D	5.72%	8.21%	9.63%	2.38%	5.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.40% A	2.49%	2.25%	2.13%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,568	$ 49,418	$ 16,194	$ 5,970	$ 1,386
Portfolio turnover rate	38% A	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.81	$ 11.31	$ 10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.25	.22	.20	.08
Net realized and unrealized gain (loss)	.54	.63	.75	.03	.46
Total from investment operations	.67	.88	.97	.23	.54
Distributions from net investment income	(.05)	(.20)	(.17)	(.14)	(.06)
Distributions from net realized gain	(.11)	(.18)	(.05)	- I	-
Total distributions	(.16)	(.38)	(.22)	(.15) J	(.06)
Net asset value, end of period	$ 12.32	$ 11.81	$ 11.31	$ 10.56	$ 10.48
Total Return B, C, D	5.66%	7.95%	9.31%	2.17%	5.36%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.58%	.58% A
Net investment income (loss)	2.15% A	2.24%	2.00%	1.88%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,974	$ 20,289	$ 13,906	$ 7,977	$ 2,031
Portfolio turnover rate	38% A	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.28	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.20	.16	.14	.06
Net realized and unrealized gain (loss)	.53	.62	.76	.03	.46
Total from investment operations	.63	.82	.92	.17	.52
Distributions from net investment income	(.03)	(.14)	(.12)	(.11)	(.05)
Distributions from net realized gain	(.11)	(.18)	(.05)	- I	-
Total distributions	(.14)	(.32)	(.17)	(.11)	(.05)
Net asset value, end of period	$ 12.27	$ 11.78	$ 11.28	$ 10.53	$ 10.47
Total Return B, C, D	5.36%	7.40%	8.80%	1.64%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	1.65% A	1.74%	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,822	$ 3,974	$ 3,835	$ 2,747	$ 1,203
Portfolio turnover rate	38% A	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.27	$ 10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.20	.16	.14	.06
Net realized and unrealized gain (loss)	.53	.62	.75	.04	.46
Total from investment operations	.63	.82	.91	.18	.52
Distributions from net investment income	(.03)	(.15)	(.12)	(.12)	(.05)
Distributions from net realized gain	(.11)	(.18)	(.05)	- I	-
Total distributions	(.14)	(.33)	(.17)	(.12)	(.05)
Net asset value, end of period	$ 12.25	$ 11.76	$ 11.27	$ 10.53	$ 10.47
Total Return B, C, D	5.37%	7.36%	8.74%	1.74%	5.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.65% A	1.74%	1.50%	1.38%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,558	$ 9,107	$ 7,637	$ 5,655	$ 1,073
Portfolio turnover rate	38% A	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Net asset value, beginning of period	$ 11.87	$ 11.37	$ 10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.31	.28	.25	.10
Net realized and unrealized gain (loss)	.54	.62	.76	.04	.45
Total from investment operations	.70	.93	1.04	.29	.55
Distributions from net investment income	(.06)	(.25)	(.22)	(.18)	(.06)
Distributions from net realized gain	(.11)	(.18)	(.05)	- H	-
Total distributions	(.17)	(.43)	(.27)	(.18)	(.06)
Net asset value, end of period	$ 12.40	$ 11.87	$ 11.37	$ 10.60	$ 10.49
Total Return B, C	5.93%	8.37%	9.92%	2.79%	5.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.65% A	2.74%	2.50%	2.38%	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,249	$ 3,424	$ 1,376	$ 651	$ 397
Portfolio turnover rate	38% A	30%	34%	24%	9% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.5	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	6.5	8.4
Fidelity Advisor Equity Growth Fund Institutional Class	5.2	4.8
Fidelity Advisor Equity Income Fund Institutional Class	7.5	8.4
Fidelity Advisor Growth & Income Fund Institutional Class	6.5	6.5
Fidelity Advisor Large Cap Fund Institutional Class	6.6	6.4
Fidelity Advisor Mid Cap Fund Institutional Class	3.2	3.4
Fidelity Advisor Small Cap Fund Institutional Class	1.9	2.5
Fidelity Small Cap Opportunities Fund	1.1	0.0
	40.0	40.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.2	5.2
Fidelity Advisor Overseas Fund Institutional Class	5.1	5.3
	10.3	10.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	9.0	13.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	9.1	13.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.9	6.9
Fidelity Advisor Total Bond Fund Institutional Class	10.2	0.1
	35.2	34.3
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.2	4.9
Fidelity Cash Reserves Fund	0.2	0.5
Fidelity Institutional Money Market Portfolio Class I	4.1	4.3
	9.5	9.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.0%
International Equity Funds	10.3%
Investment Grade Fixed-Income Funds	35.2%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.5%

Six months ago
Domestic Equity Funds	40.5%
International Equity Funds	10.5%
Investment Grade Fixed-Income Funds	34.3%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.7%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.3%
	Shares	Value
Domestic Equity Funds - 40.0%
Fidelity 100 Index Fund	895,885	$ 9,944,328
Fidelity Advisor Dividend Growth Fund Institutional Class	2,934,333	42,635,860
Fidelity Advisor Equity Growth Fund Institutional Class	505,314	34,103,642
Fidelity Advisor Equity Income Fund Institutional Class	1,522,222	49,761,430
Fidelity Advisor Growth & Income Fund Institutional Class	1,939,510	43,192,895
Fidelity Advisor Large Cap Fund Institutional Class	1,971,071	43,481,819
Fidelity Advisor Mid Cap Fund Institutional Class	733,832	21,259,118
Fidelity Advisor Small Cap Fund Institutional Class	472,166	12,210,223
Fidelity Small Cap Opportunities Fund	745,374	7,319,572
TOTAL DOMESTIC EQUITY FUNDS		263,908,887
International Equity Funds - 10.3%
Fidelity Advisor Diversified International Fund Institutional Class	1,304,941	34,045,911
Fidelity Advisor Overseas Fund Institutional Class	1,311,076	33,904,436
TOTAL INTERNATIONAL EQUITY FUNDS		67,950,347
TOTAL EQUITY FUNDS (Cost $267,511,211)		331,859,234
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,240,128	33,146,509
Investment Grade Fixed-Income Funds - 35.2%
Fidelity Advisor Government Income Fund Institutional Class	5,899,326	59,819,165
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,602,483	59,946,572
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,445,575	45,567,145
Fidelity Advisor Total Bond Fund Institutional Class	6,527,147	67,294,884
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		232,627,766
TOTAL FIXED-INCOME FUNDS (Cost $264,825,340)		265,774,275
Short-Term Funds - 9.5%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,717,718	$ 34,574,774
Fidelity Cash Reserves Fund	1,276,740	1,276,740
Fidelity Institutional Money Market Portfolio Class I	26,678,946	26,678,946
TOTAL SHORT-TERM FUNDS (Cost $63,061,847)		62,530,460
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $595,398,398)		$ 660,163,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $595,398,398) - See accompanying schedule		$ 660,163,969
Cash		7,209
Receivable for investments sold		1,249,909
Receivable for fund shares sold		1,858,434
Other affiliated receivables		39,810
Total assets		663,319,331

Liabilities
Payable for investments purchased	$ 42,320
Payable for fund shares redeemed	3,073,052
Distribution fees payable	229,255
Total liabilities		3,344,627

Net Assets		$ 659,974,704
Net Assets consist of:
Paid in capital		$ 589,801,328
Undistributed net investment income		6,377,919
Accumulated undistributed net realized gain (loss) on investments		(970,114)
Net unrealized appreciation (depreciation) on investments		64,765,571
Net Assets		$ 659,974,704

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($314,299,450 ÷ 24,506,186 shares)		$ 12.83

Maximum offering price per share (100/94.25 of $12.83)		$ 13.61
Class T: Net Asset Value and redemption price per share ($221,981,595 ÷ 17,382,775 shares)		$ 12.77

Maximum offering price per share (100/96.50 of $12.77)		$ 13.23
Class B: Net Asset Value and offering price per share ($36,525,127 ÷ 2,872,595 shares)A		$ 12.72

Class C: Net Asset Value and offering price per share ($56,812,126 ÷ 4,478,366 shares)A		$ 12.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,356,406 ÷ 2,357,960 shares)		$ 12.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 7,692,730

Expenses
Distribution fees	$ 1,314,042
Independent trustees' compensation	1,037
Total expenses before reductions	1,315,079
Expense reductions	(1,037)	1,314,042
Net investment income (loss)		6,378,688
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(808,204)
Capital gain distributions from underlying funds	12,810	(795,394)
Change in net unrealized appreciation (depreciation) on underlying funds		28,999,865
Net gain (loss)		28,204,471
Net increase (decrease) in net assets resulting from operations		$ 34,583,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,378,688	$ 9,598,170
Net realized gain (loss)	(795,394)	8,098,050
Change in net unrealized appreciation (depreciation)	28,999,865	17,456,575
Net increase (decrease) in net assets resulting from operations	34,583,159	35,152,795
Distributions to shareholders from net investment income	(1,918,777)	(8,928,486)
Distributions to shareholders from net realized gain	(6,480,329)	(6,751,314)
Total distributions	(8,399,106)	(15,679,800)
Share transactions - net increase (decrease)	86,395,218	154,994,187
Total increase (decrease) in net assets	112,579,271	174,467,182

Net Assets
Beginning of period	547,395,433	372,928,251
End of period (including undistributed net investment income of $6,377,919 and undistributed net investment income of $1,918,008, respectively)	$ 659,974,704	$ 547,395,433

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 11.79	$ 11.01	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.29	.25	.23	.16
Net realized and unrealized gain (loss)	.60	.66	.80	.04	.83
Total from investment operations	.74	.95	1.05	.27	.99
Distributions from net investment income	(.05)	(.26)	(.22)	(.18)	(.07)
Distributions from net realized gain	(.14)	(.20)	(.06)	- I	-
Total distributions	(.19)	(.46)	(.27) J	(.18)	(.07)
Net asset value, end of period	$ 12.83	$ 12.28	$ 11.79	$ 11.01	$ 10.92
Total Return B, C, D	6.04%	8.22%	9.65%	2.48%	9.92%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.29% A	2.43%	2.23%	2.10%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,299	$ 248,500	$ 146,593	$ 74,013	$ 32,615
Portfolio turnover rate	19% A	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.270 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.75	$ 10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.26	.22	.20	.14
Net realized and unrealized gain (loss)	.58	.66	.80	.04	.83
Total from investment operations	.71	.92	1.02	.24	.97
Distributions from net investment income	(.04)	(.23)	(.19)	(.17)	(.07)
Distributions from net realized gain	(.14)	(.20)	(.06)	- I	-
Total distributions	(.18)	(.43)	(.24) J	(.17)	(.07)
Net asset value, end of period	$ 12.77	$ 12.24	$ 11.75	$ 10.97	$ 10.90
Total Return B, C, D	5.84%	8.00%	9.42%	2.18%	9.72%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	2.04% A	2.18%	1.98%	1.86%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,982	$ 194,563	$ 143,012	$ 94,744	$ 29,964
Portfolio turnover rate	19% A	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.242 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 11.71	$ 10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.20	.17	.15	.10
Net realized and unrealized gain (loss)	.58	.66	.79	.04	.83
Total from investment operations	.68	.86	.96	.19	.93
Distributions from net investment income	(.02)	(.17)	(.13)	(.12)	(.06)
Distributions from net realized gain	(.14)	(.20)	(.06)	- I	-
Total distributions	(.16)	(.37)	(.19)	(.12)	(.06)
Net asset value, end of period	$ 12.72	$ 12.20	$ 11.71	$ 10.94	$ 10.87
Total Return B, C, D	5.63%	7.47%	8.83%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.54% A	1.68%	1.48%	1.35%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,525	$ 34,834	$ 33,404	$ 27,098	$ 14,897
Portfolio turnover rate	19% A	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 11.69	$ 10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.20	.17	.15	.10
Net realized and unrealized gain (loss)	.59	.66	.78	.04	.83
Total from investment operations	.69	.86	.95	.19	.93
Distributions from net investment income	(.03)	(.18)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.14)	(.20)	(.06)	- I	-
Total distributions	(.17)	(.38)	(.19) J	(.13)	(.06)
Net asset value, end of period	$ 12.69	$ 12.17	$ 11.69	$ 10.93	$ 10.87
Total Return B, C, D	5.66%	7.45%	8.78%	1.72%	9.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.54% A	1.68%	1.48%	1.36%	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,812	$ 47,918	$ 38,882	$ 27,668	$ 11,552
Portfolio turnover rate	19% A	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.191 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 11.82	$ 11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.32	.28	.26	.17
Net realized and unrealized gain (loss)	.58	.67	.80	.05	.83
Total from investment operations	.74	.99	1.08	.31	1.00
Distributions from net investment income	(.05)	(.29)	(.24)	(.20)	(.07)
Distributions from net realized gain	(.14)	(.20)	(.06)	- H	-
Total distributions	(.19)	(.49)	(.29) J	(.21) I	(.07)
Net asset value, end of period	$ 12.87	$ 12.32	$ 11.82	$ 11.03	$ 10.93
Total Return B, C	6.08%	8.52%	9.94%	2.80%	10.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.01%	.08%	.08% A
Net investment income (loss)	2.54% A	2.68%	2.48%	2.35%	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,356	$ 21,580	$ 11,038	$ 5,538	$ 1,691
Portfolio turnover rate	19% A	22%	7%	5%	103% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.206 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.002 per share. J Total distributions of $.292 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	1.6	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	7.2	9.4
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	5.5
Fidelity Advisor Equity Income Fund Institutional Class	8.4	9.6
Fidelity Advisor Growth & Income Fund Institutional Class	7.3	7.3
Fidelity Advisor Large Cap Fund Institutional Class	7.3	7.3
Fidelity Advisor Mid Cap Fund Institutional Class	3.6	3.8
Fidelity Advisor Small Cap Fund Institutional Class	2.1	2.8
Fidelity Small Cap Opportunities Fund	1.2	0.0
	44.4	45.8
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.8	5.9
Fidelity Advisor Overseas Fund Institutional Class	5.7	5.9
	11.5	11.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.9	6.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	8.3	12.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	8.3	12.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	6.3	6.2
Fidelity Advisor Total Bond Fund Institutional Class	9.5	0.1
	32.4	30.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	3.3	2.8
Fidelity Cash Reserves Fund	0.2	0.3
Fidelity Institutional Money Market Portfolio Class I	2.3	2.4
	5.8	5.5
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	44.4%
International Equity Funds	11.5%
Investment Grade Fixed-Income Funds	32.4%
High Yield Fixed-Income Funds	5.9%
Short-Term Funds	5.8%

Six months ago
Domestic Equity Funds	45.8%
International Equity Funds	11.8%
Investment Grade Fixed-Income Funds	30.9%
High Yield Fixed-Income Funds	6.0%
Short-Term Funds	5.5%

Expected
Domestic Equity Funds	43.7%
International Equity Funds	10.9%
Investment Grade Fixed-Income Funds	32.7%
High Yield Fixed-Income Funds	5.7%
Short-Term Funds	7.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.9%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity 100 Index Fund	1,144,000	$ 12,698,395
Fidelity Advisor Dividend Growth Fund Institutional Class	3,794,251	55,130,463
Fidelity Advisor Equity Growth Fund Institutional Class	652,999	44,070,935
Fidelity Advisor Equity Income Fund Institutional Class	1,964,549	64,221,100
Fidelity Advisor Growth & Income Fund Institutional Class	2,504,402	55,773,023
Fidelity Advisor Large Cap Fund Institutional Class	2,542,564	56,088,969
Fidelity Advisor Mid Cap Fund Institutional Class	948,038	27,464,657
Fidelity Advisor Small Cap Fund Institutional Class	610,878	15,797,305
Fidelity Small Cap Opportunities Fund	953,567	9,364,029
TOTAL DOMESTIC EQUITY FUNDS		340,608,876
International Equity Funds-11.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,686,440	43,999,207
Fidelity Advisor Overseas Fund Institutional Class	1,694,502	43,819,834
TOTAL INTERNATIONAL EQUITY FUNDS		87,819,041
TOTAL EQUITY FUNDS (Cost $353,531,283)		428,427,917
Fixed-Income Funds - 38.3%

High Yield Fixed-Income Funds - 5.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,398,138	44,992,949
Investment Grade Fixed-Income Funds - 32.4%
Fidelity Advisor Government Income Fund Institutional Class	6,304,416	63,926,780
Fidelity Advisor Intermediate Bond Fund Institutional Class	5,966,968	63,846,559
Fidelity Advisor Strategic Real Return Fund Institutional Class	4,749,924	48,686,721
Fidelity Advisor Total Bond Fund Institutional Class	7,033,089	72,511,150
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		248,971,210
TOTAL FIXED-INCOME FUNDS (Cost $292,043,875)		293,964,159
Short-Term Funds - 5.8%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,748,641	$ 25,562,363
Fidelity Cash Reserves Fund	1,155,849	1,155,849
Fidelity Institutional Money Market Portfolio Class I	17,727,531	17,727,531
TOTAL SHORT-TERM FUNDS (Cost $44,736,463)		44,445,743
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $690,311,621)		$ 766,837,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $690,311,621) - See accompanying schedule		$ 766,837,819
Cash		80
Receivable for investments sold		770,153
Receivable for fund shares sold		1,901,177
Other affiliated receivables		126,442
Total assets		769,635,671

Liabilities
Payable for investments purchased	$ 181,716
Payable for fund shares redeemed	2,489,335
Distribution fees payable	253,539
Total liabilities		2,924,590

Net Assets		$ 766,711,081
Net Assets consist of:
Paid in capital		$ 684,349,572
Undistributed net investment income		6,397,997
Accumulated undistributed net realized gain (loss) on investments		(562,686)
Net unrealized appreciation (depreciation) on investments		76,526,198
Net Assets		$ 766,711,081

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($397,112,377 ÷ 30,568,438 shares)		$ 12.99

Maximum offering price per share (100/94.25 of $12.99)		$ 13.78
Class T: Net Asset Value and redemption price per share ($207,767,000 ÷ 16,036,742 shares)		$ 12.96

Maximum offering price per share (100/96.50 of $12.96)		$ 13.43
Class B: Net Asset Value and offering price per share ($45,151,256 ÷ 3,503,218 shares)A		$ 12.89

Class C: Net Asset Value and offering price per share ($65,494,621 ÷ 5,085,900 shares)A		$ 12.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($51,185,827 ÷ 3,918,177 shares)		$ 13.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 7,849,032
Interest		160
Total income		7,849,192

Expenses
Distribution fees	$ 1,453,430
Independent trustees' compensation	1,177
Total expenses before reductions	1,454,607
Expense reductions	(1,177)	1,453,430
Net investment income (loss)		6,395,762
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(429,854)
Capital gain distributions from underlying funds	16,140	(413,714)
Change in net unrealized appreciation (depreciation) on underlying funds		37,227,222
Net gain (loss)		36,813,508
Net increase (decrease) in net assets resulting from operations		$ 43,209,270

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,395,762	$ 9,219,648
Net realized gain (loss)	(413,714)	11,453,628
Change in net unrealized appreciation (depreciation)	37,227,222	19,737,804
Net increase (decrease) in net assets resulting from operations	43,209,270	40,411,080
Distributions to shareholders from net investment income	(1,685,963)	(8,406,068)
Distributions to shareholders from net realized gain	(9,504,092)	(6,941,908)
Total distributions	(11,190,055)	(15,347,976)
Share transactions - net increase (decrease)	119,061,886	240,828,001
Total increase (decrease) in net assets	151,081,101	265,891,105

Net Assets
Beginning of period	615,629,980	349,738,875
End of period (including undistributed net investment income of $6,397,997 and undistributed net investment income of $1,688,198, respectively)	$ 766,711,081	$ 615,629,980

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.40	$ 11.84	$ 10.77	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.26	.22	.21	.07
Net realized and unrealized gain (loss)	.68	.74	1.07	.13	.56
Total from investment operations	.81	1.00	1.29	.34	.63
Distributions from net investment income	(.04)	(.23)	(.16)	(.14)	(.06)
Distributions from net realized gain	(.18)	(.21)	(.06)	- I	-
Total distributions	(.22) J	(.44)	(.22)	(.14)	(.06)
Net asset value, end of period	$ 12.99	$ 12.40	$ 11.84	$ 10.77	$ 10.57
Total Return B, C, D	6.59%	8.56%	12.12%	3.22%	6.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	2.02% A	2.21%	1.93%	2.02%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 397,112	$ 291,783	$ 128,241	$ 45,028	$ 4,773
Portfolio turnover rate	19% A	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.221 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.38	$ 11.81	$ 10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.23	.19	.19	.06
Net realized and unrealized gain (loss)	.68	.75	1.06	.13	.57
Total from investment operations	.79	.98	1.25	.32	.63
Distributions from net investment income	(.03)	(.20)	(.14)	(.13)	(.06)
Distributions from net realized gain	(.18)	(.21)	(.06)	- I	-
Total distributions	(.21) J	(.41)	(.20)	(.13)	(.06)
Net asset value, end of period	$ 12.96	$ 12.38	$ 11.81	$ 10.76	$ 10.57
Total Return B, C, D	6.45%	8.40%	11.71%	3.01%	6.27%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.77% A	1.96%	1.68%	1.77%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 207,767	$ 186,106	$ 125,323	$ 55,945	$ 5,038
Portfolio turnover rate	19% A	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.213 per share is comprised of distributions from net investment income of $.030 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17	.13	.13	.04
Net realized and unrealized gain (loss)	.68	.74	1.06	.13	.58
Total from investment operations	.76	.91	1.19	.26	.62
Distributions from net investment income	(.01)	(.14)	(.09)	(.09)	(.06)
Distributions from net realized gain	(.18)	(.21)	(.06)	- I	-
Total distributions	(.20) J	(.35)	(.15)	(.09)	(.06)
Net asset value, end of period	$ 12.89	$ 12.33	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	6.18%	7.83%	11.17%	2.49%	6.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.27% A	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,151	$ 41,424	$ 33,633	$ 18,813	$ 4,259
Portfolio turnover rate	19% A	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.197 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 11.77	$ 10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17	.13	.13	.04
Net realized and unrealized gain (loss)	.68	.74	1.06	.13	.57
Total from investment operations	.76	.91	1.19	.26	.61
Distributions from net investment income	(.02)	(.15)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.18)	(.21)	(.06)	- I	-
Total distributions	(.20) J	(.36)	(.15)	(.09)	(.05)
Net asset value, end of period	$ 12.88	$ 12.32	$ 11.77	$ 10.73	$ 10.56
Total Return B, C, D	6.20%	7.81%	11.19%	2.47%	6.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	1.27% A	1.46%	1.18%	1.28%	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,495	$ 56,686	$ 35,656	$ 18,926	$ 3,593
Portfolio turnover rate	19% A	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.199 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.183 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 11.89	$ 10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.29	.25	.24	.09
Net realized and unrealized gain (loss)	.68	.75	1.07	.13	.56
Total from investment operations	.82	1.04	1.32	.37	.65
Distributions from net investment income	(.04)	(.25)	(.18)	(.15)	(.06)
Distributions from net realized gain	(.18)	(.21)	(.06)	- H	-
Total distributions	(.23) I	(.46)	(.24)	(.15)	(.06)
Net asset value, end of period	$ 13.06	$ 12.47	$ 11.89	$ 10.81	$ 10.59
Total Return B, C	6.60%	8.90%	12.36%	3.52%	6.52%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.27% A	2.46%	2.18%	2.27%	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,186	$ 39,631	$ 26,886	$ 12,861	$ 282
Portfolio turnover rate	19% A	11%	4%	3%	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.227 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.183 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.0	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	8.7	11.2
Fidelity Advisor Equity Growth Fund Institutional Class	7.0	6.6
Fidelity Advisor Equity Income Fund Institutional Class	10.1	11.4
Fidelity Advisor Growth & Income Fund Institutional Class	8.8	8.8
Fidelity Advisor Large Cap Fund Institutional Class	8.9	8.7
Fidelity Advisor Mid Cap Fund Institutional Class	4.3	4.5
Fidelity Advisor Small Cap Fund Institutional Class	2.5	3.3
Fidelity Small Cap Opportunities Fund	1.5	0.0
	53.8	54.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.9	7.0
Fidelity Advisor Overseas Fund Institutional Class	6.9	7.1
	13.8	14.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	6.3	9.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	6.3	9.4
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.8	4.7
Fidelity Advisor Total Bond Fund Institutional Class	7.1	0.1
	24.5	23.6
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.3	0.2
Fidelity Cash Reserves Fund	0.0*	0.0*
Fidelity Institutional Money Market Portfolio Class I	0.1	0.1
	0.4	0.3
	100.0	100.0

*Amount represents less than 0.1%.

Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	53.8%
International Equity Funds	13.8%
Investment Grade Fixed-Income Funds	24.5%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds	54.6%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	23.6%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.3%

Expected
Domestic Equity Funds	53.5%
International Equity Funds	13.4%
Investment Grade Fixed-Income Funds	24.9%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.6%
	Shares	Value
Domestic Equity Funds - 53.8%
Fidelity 100 Index Fund	2,586,257	$ 28,707,451
Fidelity Advisor Dividend Growth Fund Institutional Class	8,486,494	123,308,752
Fidelity Advisor Equity Growth Fund Institutional Class	1,462,122	98,678,638
Fidelity Advisor Equity Income Fund Institutional Class	4,402,750	143,925,882
Fidelity Advisor Growth & Income Fund Institutional Class	5,615,626	125,059,999
Fidelity Advisor Large Cap Fund Institutional Class	5,702,441	125,795,841
Fidelity Advisor Mid Cap Fund Institutional Class	2,124,989	61,560,920
Fidelity Advisor Small Cap Fund Institutional Class	1,370,587	35,443,377
Fidelity Small Cap Opportunities Fund	2,173,113	21,339,969
TOTAL DOMESTIC EQUITY FUNDS		763,820,829
International Equity Funds - 13.8%
Fidelity Advisor Diversified International Fund Institutional Class	3,773,867	98,460,182
Fidelity Advisor Overseas Fund Institutional Class	3,792,297	98,068,809
TOTAL INTERNATIONAL EQUITY FUNDS		196,528,991
TOTAL EQUITY FUNDS (Cost $776,705,804)		960,349,820
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	10,308,678	105,457,773
Investment Grade Fixed-Income Funds - 24.5%
Fidelity Advisor Government Income Fund Institutional Class	8,860,985	89,850,390
Fidelity Advisor Intermediate Bond Fund Institutional Class	8,360,309	89,455,303
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,646,198	68,123,533
Fidelity Advisor Total Bond Fund Institutional Class	9,768,645	100,714,727
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		348,143,953
TOTAL FIXED-INCOME FUNDS (Cost $448,399,784)		453,601,726
Short-Term Funds - 0.4%
	Shares	Value
Fidelity Advisor Short Fixed-Income Fund Institutional Class	408,684	$ 3,800,761
Fidelity Cash Reserves Fund	121,931	121,931
Fidelity Institutional Money Market Portfolio Class I	2,104,504	2,104,504
TOTAL SHORT-TERM FUNDS (Cost $6,065,952)		6,027,196
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,231,171,540)		$ 1,419,978,742

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $1,231,171,540) - See accompanying schedule		$ 1,419,978,742
Receivable for investments sold		3,689,040
Receivable for fund shares sold		4,293,301
Other affiliated receivables		116,787
Total assets		1,428,077,870

Liabilities
Payable for investments purchased	$ 1,221,863
Payable for fund shares redeemed	6,760,422
Distribution fees payable	490,616
Total liabilities		8,472,901

Net Assets		$ 1,419,604,969
Net Assets consist of:
Paid in capital		$ 1,222,891,294
Undistributed net investment income		8,744,892
Accumulated undistributed net realized gain (loss) on investments		(838,419)
Net unrealized appreciation (depreciation) on investments		188,807,202
Net Assets		$ 1,419,604,969

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($672,286,250 ÷ 47,205,983 shares)		$ 14.24

Maximum offering price per share (100/94.25 of $14.24)		$ 15.11
Class T: Net Asset Value and redemption price per share ($492,628,786 ÷ 34,655,785 shares)		$ 14.21

Maximum offering price per share (100/96.50 of $14.21)		$ 14.73
Class B: Net Asset Value and offering price per share ($95,830,260 ÷ 6,779,781 shares)A		$ 14.13

Class C: Net Asset Value and offering price per share ($98,111,474 ÷ 6,947,462 shares)A		$ 14.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,748,199 ÷ 4,243,015 shares)		$ 14.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,575,031

Expenses
Distribution fees	$ 2,828,389
Independent trustees' compensation	2,210
Total expenses before reductions	2,830,599
Expense reductions	(2,210)	2,828,389
Net investment income (loss)		8,746,642
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(639,320)
Capital gain distributions from underlying funds	37,175	(602,145)
Change in net unrealized appreciation (depreciation) on underlying funds		84,045,139
Net gain (loss)		83,442,994
Net increase (decrease) in net assets resulting from operations		$ 92,189,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,746,642	$ 15,157,016
Net realized gain (loss)	(602,145)	25,076,912
Change in net unrealized appreciation (depreciation)	84,045,139	44,485,432
Net increase (decrease) in net assets resulting from operations	92,189,636	84,719,360
Distributions to shareholders from net investment income	(1,803,231)	(14,683,101)
Distributions to shareholders from net realized gain	(20,531,419)	(18,704,702)
Total distributions	(22,334,650)	(33,387,803)
Share transactions - net increase (decrease)	197,118,483	366,470,672
Total increase (decrease) in net assets	266,973,469	417,802,229

Net Assets
Beginning of period	1,152,631,500	734,829,271
End of period (including undistributed net investment income of $8,744,892 and undistributed net investment income of $1,801,481, respectively)	$ 1,419,604,969	$ 1,152,631,500

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.85	$ 11.53	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.24	.19	.20	.13
Net realized and unrealized gain (loss)	.90	.92	1.36	.23	1.25
Total from investment operations	1.01	1.16	1.55	.43	1.38
Distributions from net investment income	(.03)	(.23)	(.16)	(.18)	(.09)
Distributions from net realized gain	(.23)	(.30)	(.08)	- I	-
Total distributions	(.26) M	(.52) L	(.23) K	(.19) J	(.09)
Net asset value, end of period	$ 14.24	$ 13.49	$ 12.85	$ 11.53	$ 11.29
Total Return B, C, D	7.53%	9.21%	13.62%	3.75%	13.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	1.54% A	1.89%	1.60%	1.80%	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 672,286	$ 511,536	$ 284,466	$ 135,306	$ 72,334
Portfolio turnover rate	13% A	13%	6%	1%	4% A

A Annualize B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share. K Total distributions of $.233 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share. L Total distributions of $.520 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share. M Total distributions of $.258 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.231 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.83	$ 11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.21	.16	.18	.11
Net realized and unrealized gain (loss)	.90	.92	1.36	.21	1.26
Total from investment operations	.99	1.13	1.52	.39	1.37
Distributions from net investment income	(.02)	(.19)	(.13)	(.16)	(.08)
Distributions from net realized gain	(.23)	(.30)	(.08)	- I	-
Total distributions	(.25) K	(.49) J	(.21)	(.16)	(.08)
Net asset value, end of period	$ 14.21	$ 13.47	$ 12.83	$ 11.52	$ 11.29
Total Return B, C, D	7.40%	8.97%	13.28%	3.46%	13.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	1.29% A	1.63%	1.35%	1.55%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 492,629	$ 431,886	$ 296,477	$ 177,336	$ 52,310
Portfolio turnover rate	13% A	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.489 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share. K Total distributions of $.249 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.231 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.41	$ 12.78	$ 11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.10	.12	.07
Net realized and unrealized gain (loss)	.90	.91	1.35	.21	1.27
Total from investment operations	.95	1.06	1.45	.33	1.34
Distributions from net investment income	- I	(.13)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.23)	(.30)	(.07)	- I	-
Total distributions	(.23) K	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 14.13	$ 13.41	$ 12.78	$ 11.48	$ 11.27
Total Return B, C, D	7.15%	8.40%	12.71%	2.93%	13.37%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.79% A	1.13%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,830	$ 85,981	$ 71,232	$ 49,398	$ 23,274
Portfolio turnover rate	13% A	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.426 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share. K Total distributions of $.233 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.231 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 12.77	$ 11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.10	.12	.07
Net realized and unrealized gain (loss)	.90	.91	1.34	.22	1.26
Total from investment operations	.95	1.06	1.44	.34	1.33
Distributions from net investment income	- I	(.14)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.23)	(.30)	(.07)	- I	-
Total distributions	(.23) K	(.43) J	(.15)	(.12)	(.07)
Net asset value, end of period	$ 14.12	$ 13.40	$ 12.77	$ 11.48	$ 11.26
Total Return B, C, D	7.16%	8.45%	12.66%	3.02%	13.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.79% A	1.14%	.85%	1.05%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,111	$ 85,076	$ 61,442	$ 39,310	$ 15,871
Portfolio turnover rate	13% A	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.430 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share. K Total distributions of $.233 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.231 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 12.90	$ 11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.28	.23	.23	.15
Net realized and unrealized gain (loss)	.92	.92	1.36	.23	1.25
Total from investment operations	1.04	1.20	1.59	.46	1.40
Distributions from net investment income	(.03)	(.25)	(.18)	(.20)	(.09)
Distributions from net realized gain	(.23)	(.30)	(.08)	- H	-
Total distributions	(.27) J	(.55) I	(.26)	(.20)	(.09)
Net asset value, end of period	$ 14.32	$ 13.55	$ 12.90	$ 11.57	$ 11.31
Total Return B, C	7.70%	9.47%	13.88%	4.06%	14.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.79% A	2.13%	1.85%	2.05%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,748	$ 38,153	$ 21,212	$ 11,932	$ 2,278
Portfolio turnover rate	13% A	13%	6%	1%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.547 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share. J Total distributions of $.265 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.231 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.1	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	9.1	11.7
Fidelity Advisor Equity Growth Fund Institutional Class	7.3	6.8
Fidelity Advisor Equity Income Fund Institutional Class	10.6	12.0
Fidelity Advisor Growth & Income Fund Institutional Class	9.2	9.2
Fidelity Advisor Large Cap Fund Institutional Class	9.3	9.1
Fidelity Advisor Mid Cap Fund Institutional Class	4.5	4.7
Fidelity Advisor Small Cap Fund Institutional Class	2.6	3.5
Fidelity Small Cap Opportunities Fund	1.6	0.0
	56.3	57.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.3	7.3
Fidelity Advisor Overseas Fund Institutional Class	7.2	7.4
	14.5	14.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.3	7.4
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	5.7	8.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.2	8.2
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.3	4.3
Fidelity Advisor Total Bond Fund Institutional Class	6.7	0.1
	21.9	20.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.3%
International Equity Funds	14.5%
Investment Grade Fixed-Income Funds	21.9%
High Yield Fixed-Income Funds	7.3%

Six months ago
Domestic Equity Funds	57.1%
International Equity Funds	14.7%
Investment Grade Fixed-Income Funds	20.8%
High Yield Fixed-Income Funds	7.4%

Expected
Domestic Equity Funds	56.3%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	22.1%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.8%
	Shares	Value
Domestic Equity Funds - 56.3%
Fidelity 100 Index Fund	1,355,654	$ 15,047,759
Fidelity Advisor Dividend Growth Fund Institutional Class	4,499,585	65,378,967
Fidelity Advisor Equity Growth Fund Institutional Class	775,561	52,342,599
Fidelity Advisor Equity Income Fund Institutional Class	2,334,663	76,320,131
Fidelity Advisor Growth & Income Fund Institutional Class	2,977,675	66,312,811
Fidelity Advisor Large Cap Fund Institutional Class	3,021,168	66,646,956
Fidelity Advisor Mid Cap Fund Institutional Class	1,127,341	32,659,063
Fidelity Advisor Small Cap Fund Institutional Class	726,551	18,788,621
Fidelity Small Cap Opportunities Fund	1,144,477	11,238,766
TOTAL DOMESTIC EQUITY FUNDS		404,735,673
International Equity Funds-14.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,001,609	52,221,990
Fidelity Advisor Overseas Fund Institutional Class	2,011,282	52,011,764
TOTAL INTERNATIONAL EQUITY FUNDS		104,233,754
TOTAL EQUITY FUNDS (Cost $429,104,509)		508,969,427
Fixed-Income Funds - 29.2%

High Yield Fixed-Income Funds - 7.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,185,695	53,049,661
Investment Grade Fixed-Income Funds - 21.9%
Fidelity Advisor Government Income Fund Institutional Class	4,015,401	40,716,167
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,496,069	37,407,936
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,026,078	31,017,303
Fidelity Advisor Total Bond Fund Institutional Class	4,677,335	48,223,324
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		157,364,730
TOTAL FIXED-INCOME FUNDS (Cost $208,406,754)		210,414,391
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $637,511,263)		$ 719,383,818

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $637,511,263) - See accompanying schedule		$ 719,383,818
Receivable for fund shares sold		2,273,426
Other affiliated receivables		122,723
Total assets		721,779,967

Liabilities
Payable for investments purchased	$ 740,623
Payable for fund shares redeemed	1,532,839
Distribution fees payable	225,399
Total liabilities		2,498,861

Net Assets		$ 719,281,106
Net Assets consist of:
Paid in capital		$ 633,909,487
Undistributed net investment income		3,973,502
Accumulated undistributed net realized gain (loss) on investments		(474,438)
Net unrealized appreciation (depreciation) on investments		81,872,555
Net Assets		$ 719,281,106

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($425,158,275 ÷ 30,848,586 shares)		$ 13.78

Maximum offering price per share (100/94.25 of $13.78)		$ 14.62
Class T: Net Asset Value and redemption price per share ($182,468,344 ÷ 13,231,523 shares)		$ 13.79

Maximum offering price per share (100/96.50 of $13.79)		$ 14.29
Class B: Net Asset Value and offering price per share ($44,190,223 ÷ 3,234,802 shares)A		$ 13.66

Class C: Net Asset Value and offering price per share ($39,802,811 ÷ 2,914,506 shares)A		$ 13.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,661,453 ÷ 1,995,783 shares)		$ 13.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,254,497
Interest		144
Total income		5,254,641

Expenses
Distribution fees	$ 1,273,797
Independent trustees' compensation	1,065
Total expenses before reductions	1,274,862
Expense reductions	(1,065)	1,273,797
Net investment income (loss)		3,980,844
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(397,760)
Capital gain distributions from underlying funds	20,840	(376,920)
Change in net unrealized appreciation (depreciation) on underlying funds		43,244,932
Net gain (loss)		42,868,012
Net increase (decrease) in net assets resulting from operations		$ 46,848,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,980,844	$ 5,944,293
Net realized gain (loss)	(376,920)	11,802,014
Change in net unrealized appreciation (depreciation)	43,244,932	18,500,292
Net increase (decrease) in net assets resulting from operations	46,848,856	36,246,599
Distributions to shareholders from net investment income	(890,003)	(5,346,689)
Distributions to shareholders from net realized gain	(9,789,999)	(6,744,686)
Total distributions	(10,680,002)	(12,091,375)
Share transactions - net increase (decrease)	138,062,914	255,833,989
Total increase (decrease) in net assets	174,231,768	279,989,213

Net Assets
Beginning of period	545,049,338	265,060,125
End of period (including undistributed net investment income of $3,973,502 and undistributed net investment income of $882,661, respectively)	$ 719,281,106	$ 545,049,338

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.01	$ 12.34	$ 10.96	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.22	.17	.19	.06
Net realized and unrealized gain (loss)	.93	.90	1.39	.23	.67
Total from investment operations	1.02	1.12	1.56	.42	.73
Distributions from net investment income	(.03)	(.19)	(.13)	(.13)	(.06)
Distributions from net realized gain	(.22)	(.26)	(.05)	- I	-
Total distributions	(.25)	(.45)	(.18)	(.13)	(.06)
Net asset value, end of period	$ 13.78	$ 13.01	$ 12.34	$ 10.96	$ 10.67
Total Return B, C, D	7.86%	9.26%	14.35%	3.96%	7.32%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.33%	.33% A
Net investment income (loss)	1.40% A	1.79%	1.44%	1.76%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,158	$ 306,544	$ 128,504	$ 59,347	$ 2,284
Portfolio turnover rate	11% A	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.35	$ 10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.19	.14	.16	.05
Net realized and unrealized gain (loss)	.92	.91	1.39	.24	.70
Total from investment operations	1.00	1.10	1.53	.40	.75
Distributions from net investment income	(.02)	(.16)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.22)	(.26)	(.05)	- I	-
Total distributions	(.24)	(.42)	(.15) J	(.12)	(.06)
Net asset value, end of period	$ 13.79	$ 13.03	$ 12.35	$ 10.97	$ 10.69
Total Return B, C, D	7.71%	9.10%	14.07%	3.75%	7.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.58%	.58% A
Net investment income (loss)	1.15% A	1.54%	1.19%	1.51%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,468	$ 154,042	$ 83,955	$ 36,966	$ 2,556
Portfolio turnover rate	11% A	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.154 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.26	$ 10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.08	.11	.03
Net realized and unrealized gain (loss)	.91	.90	1.38	.24	.67
Total from investment operations	.95	1.03	1.46	.35	.70
Distributions from net investment income	- I	(.10)	(.07)	(.08)	(.06)
Distributions from net realized gain	(.22)	(.26)	(.04)	- I	-
Total distributions	(.22)	(.36)	(.11)	(.08)	(.06)
Net asset value, end of period	$ 13.66	$ 12.93	$ 12.26	$ 10.91	$ 10.64
Total Return B, C, D	7.40%	8.57%	13.46%	3.29%	6.97%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.65% A	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,190	$ 37,881	$ 27,111	$ 13,415	$ 2,771
Portfolio turnover rate	11% A	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.26	$ 10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.08	.11	.03
Net realized and unrealized gain (loss)	.92	.89	1.38	.23	.67
Total from investment operations	.96	1.02	1.46	.34	.70
Distributions from net investment income	- I	(.10)	(.07)	(.08)	(.05)
Distributions from net realized gain	(.22)	(.26)	(.04)	- I	-
Total distributions	(.22)	(.36)	(.11)	(.08)	(.05)
Net asset value, end of period	$ 13.66	$ 12.92	$ 12.26	$ 10.91	$ 10.65
Total Return B, C, D	7.49%	8.51%	13.46%	3.19%	7.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.65% A	1.04%	.69%	1.01%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,803	$ 32,679	$ 20,323	$ 10,859	$ 2,137
Portfolio turnover rate	11% A	3%	5%	10%	6% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 12.39	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25	.20	.22	.08
Net realized and unrealized gain (loss)	.92	.91	1.40	.24	.66
Total from investment operations	1.03	1.16	1.60	.46	.74
Distributions from net investment income	(.03)	(.21)	(.15)	(.15)	(.06)
Distributions from net realized gain	(.22)	(.26)	(.05)	- H	-
Total distributions	(.25)	(.47)	(.20)	(.15)	(.06)
Net asset value, end of period	$ 13.86	$ 13.08	$ 12.39	$ 10.99	$ 10.68
Total Return B, C	7.94%	9.60%	14.69%	4.25%	7.42%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.65% A	2.04%	1.69%	2.01%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,661	$ 13,903	$ 5,167	$ 1,921	$ 222
Portfolio turnover rate	11% A	3%	5%	10%	6% A

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.4	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	10.5	13.5
Fidelity Advisor Equity Growth Fund Institutional Class	8.4	7.9
Fidelity Advisor Equity Income Fund Institutional Class	12.3	13.6
Fidelity Advisor Growth & Income Fund Institutional Class	10.7	10.4
Fidelity Advisor Large Cap Fund Institutional Class	10.7	10.5
Fidelity Advisor Mid Cap Fund Institutional Class	5.2	5.3
Fidelity Advisor Small Cap Fund Institutional Class	3.0	4.0
Fidelity Small Cap Opportunities Fund	1.8	0.0
	65.0	65.3
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.4	8.3
Fidelity Advisor Overseas Fund Institutional Class	8.4	8.4
	16.8	16.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.4	7.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.8	4.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.6	4.3
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.1	2.0
Fidelity Advisor Total Bond Fund Institutional Class	3.3	0.1
	10.8	10.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.0%
International Equity Funds	16.8%
Investment Grade Fixed-Income Funds	10.8%
High Yield Fixed-Income Funds	7.4%

Six months ago
Domestic Equity Funds	65.3%
International Equity Funds	16.7%
Investment Grade Fixed-Income Funds	10.7%
High Yield Fixed-Income Funds	7.3%

Expected
Domestic Equity Funds	65.0%
International Equity Funds	16.2%
Investment Grade Fixed-Income Funds	11.3%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.8%
	Shares	Value
Domestic Equity Funds - 65.0%
Fidelity 100 Index Fund	2,179,661	$ 24,194,238
Fidelity Advisor Dividend Growth Fund Institutional Class	7,207,800	104,729,327
Fidelity Advisor Equity Growth Fund Institutional Class	1,240,015	83,688,617
Fidelity Advisor Equity Income Fund Institutional Class	3,735,137	122,101,643
Fidelity Advisor Growth & Income Fund Institutional Class	4,759,636	105,997,083
Fidelity Advisor Large Cap Fund Institutional Class	4,834,021	106,638,512
Fidelity Advisor Mid Cap Fund Institutional Class	1,800,485	52,160,056
Fidelity Advisor Small Cap Fund Institutional Class	1,164,323	30,109,388
Fidelity Small Cap Opportunities Fund	1,825,163	17,923,099
TOTAL DOMESTIC EQUITY FUNDS		647,541,963
International Equity Funds - 16.8%
Fidelity Advisor Diversified International Fund Institutional Class	3,205,839	83,640,339
Fidelity Advisor Overseas Fund Institutional Class	3,221,645	83,311,739
TOTAL INTERNATIONAL EQUITY FUNDS		166,952,078
TOTAL EQUITY FUNDS (Cost $676,307,032)		814,494,041
Fixed-Income Funds - 18.2%

High Yield Fixed-Income Funds - 7.4%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,198,218	73,637,770
Investment Grade Fixed-Income Funds - 10.8%
Fidelity Advisor Government Income Fund Institutional Class	2,757,333	27,959,359
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,422,668	25,922,549
Fidelity Advisor Strategic Real Return Fund Institutional Class	2,057,188	21,086,179
Fidelity Advisor Total Bond Fund Institutional Class	3,176,529	32,750,013
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		107,718,100
TOTAL FIXED-INCOME FUNDS (Cost $177,948,514)		181,355,870
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $854,255,546)		$ 995,849,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $854,255,546) - See accompanying schedule		$ 995,849,911
Receivable for investments sold		1,209,737
Receivable for fund shares sold		2,448,084
Other affiliated receivables		179,973
Total assets		999,687,705

Liabilities
Payable for investments purchased	$ 154,377
Payable for fund shares redeemed	3,503,418
Distribution fees payable	335,632
Total liabilities		3,993,427

Net Assets		$ 995,694,278
Net Assets consist of:
Paid in capital		$ 851,164,300
Undistributed net investment income		3,292,629
Accumulated undistributed net realized gain (loss) on investments		(357,016)
Net unrealized appreciation (depreciation) on investments		141,594,365
Net Assets		$ 995,694,278

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($487,017,204 ÷ 32,025,498 shares)		$ 15.21

Maximum offering price per share (100/94.25 of $15.21)		$ 16.14
Class T: Net Asset Value and redemption price per share ($334,721,511 ÷ 22,095,446 shares)		$ 15.15

Maximum offering price per share (100/96.50 of $15.15)		$ 15.70
Class B: Net Asset Value and offering price per share ($65,979,499 ÷ 4,384,029 shares)A		$ 15.05

Class C: Net Asset Value and offering price per share ($63,444,122 ÷ 4,217,211 shares)A		$ 15.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($44,531,942 ÷ 2,916,573 shares)		$ 15.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,201,847

Expenses
Distribution fees	$ 1,909,504
Independent trustees' compensation	1,494
Total expenses before reductions	1,910,998
Expense reductions	(1,494)	1,909,504
Net investment income (loss)		3,292,343
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(252,392)
Capital gain distributions from underlying funds	33,806	(218,586)
Change in net unrealized appreciation (depreciation) on underlying funds		69,131,055
Net gain (loss)		68,912,469
Net increase (decrease) in net assets resulting from operations		$ 72,204,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,292,343	$ 7,161,292
Net realized gain (loss)	(218,586)	19,769,395
Change in net unrealized appreciation (depreciation)	69,131,055	30,271,320
Net increase (decrease) in net assets resulting from operations	72,204,812	57,202,007
Distributions to shareholders from net investment income	(702,673)	(6,933,419)
Distributions to shareholders from net realized gain	(16,209,013)	(11,633,462)
Total distributions	(16,911,686)	(18,566,881)
Share transactions - net increase (decrease)	179,463,776	289,401,681
Total increase (decrease) in net assets	234,756,902	328,036,807

Net Assets
Beginning of period	760,937,376	432,900,569
End of period (including undistributed net investment income of $3,292,629 and undistributed net investment income of $702,959, respectively)	$ 995,694,278	$ 760,937,376

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 13.47	$ 11.81	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.20	.15	.18	.11
Net realized and unrealized gain (loss)	1.18	1.09	1.70	.30	1.46
Total from investment operations	1.25	1.29	1.85	.48	1.57
Distributions from net investment income	(.02)	(.18)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.29)	(.31)	(.08)	- I	-
Total distributions	(.31) J	(.49)	(.19)	(.15)	(.09)
Net asset value, end of period	$ 15.21	$ 14.27	$ 13.47	$ 11.81	$ 11.48
Total Return B, C, D	8.81%	9.82%	15.84%	4.19%	15.68%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.26%	.33%	.33% A
Net investment income (loss)	.92% A	1.49%	1.17%	1.55%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 487,017	$ 343,345	$ 156,916	$ 65,593	$ 27,879
Portfolio turnover rate	10% A	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.306 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.288 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 13.43	$ 11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.17	.11	.15	.09
Net realized and unrealized gain (loss)	1.17	1.09	1.70	.30	1.46
Total from investment operations	1.22	1.26	1.81	.45	1.55
Distributions from net investment income	(.01)	(.15)	(.09)	(.14)	(.08)
Distributions from net realized gain	(.29)	(.31)	(.08)	- I	-
Total distributions	(.30) K	(.46)	(.16) J	(.14)	(.08)
Net asset value, end of period	$ 15.15	$ 14.23	$ 13.43	$ 11.78	$ 11.47
Total Return B, C, D	8.62%	9.59%	15.52%	3.91%	15.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	.67% A	1.24%	.92%	1.30%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 334,722	$ 281,508	$ 184,029	$ 102,153	$ 27,201
Portfolio turnover rate	10% A	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.164 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share. K Total distributions of $.297 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.288 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.05	.09	.05
Net realized and unrealized gain (loss)	1.17	1.08	1.70	.30	1.46
Total from investment operations	1.18	1.18	1.75	.39	1.51
Distributions from net investment income	-	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.28)	(.31)	(.07)	- I	-
Total distributions	(.28) J	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 15.05	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	8.40%	8.98%	14.96%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.17% A	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,979	$ 56,845	$ 43,099	$ 27,653	$ 12,229
Portfolio turnover rate	10% A	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.280 per share is comprised of distributions from net investment income of $0.00 and distributions from net realized gain of $.280 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.37	$ 11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.05	.09	.05
Net realized and unrealized gain (loss)	1.16	1.08	1.70	.30	1.46
Total from investment operations	1.17	1.18	1.75	.39	1.51
Distributions from net investment income	-	(.09)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.28)	(.31)	(.07)	- I	-
Total distributions	(.28) J	(.40)	(.12)	(.09)	(.07)
Net asset value, end of period	$ 15.04	$ 14.15	$ 13.37	$ 11.74	$ 11.44
Total Return B, C, D	8.33%	9.00%	14.99%	3.41%	15.12%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.17% A	.74%	.42%	.80%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,444	$ 54,338	$ 37,940	$ 22,265	$ 9,722
Portfolio turnover rate	10% A	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.280 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.280 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.32	$ 13.51	$ 11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.24	.18	.21	.13
Net realized and unrealized gain (loss)	1.17	1.09	1.71	.31	1.45
Total from investment operations	1.26	1.33	1.89	.52	1.58
Distributions from net investment income	(.03)	(.21)	(.13)	(.17)	(.09)
Distributions from net realized gain	(.29)	(.31)	(.09)	- H	-
Total distributions	(.31) I	(.52)	(.22)	(.17)	(.09)
Net asset value, end of period	$ 15.27	$ 14.32	$ 13.51	$ 11.84	$ 11.49
Total Return B, C	8.90%	10.08%	16.10%	4.50%	15.83%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.07% A
Net investment income (loss)	1.17% A	1.74%	1.42%	1.80%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,532	$ 24,902	$ 10,918	$ 7,841	$ 1,030
Portfolio turnover rate	10% A	8%	4%	2%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.313 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.288 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.4	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	10.6	14.1
Fidelity Advisor Equity Growth Fund Institutional Class	8.5	7.9
Fidelity Advisor Equity Income Fund Institutional Class	12.4	13.7
Fidelity Advisor Growth & Income Fund Institutional Class	10.8	10.5
Fidelity Advisor Large Cap Fund Institutional Class	10.8	10.4
Fidelity Advisor Mid Cap Fund Institutional Class	5.3	5.3
Fidelity Advisor Small Cap Fund Institutional Class	3.1	4.0
Fidelity Small Cap Opportunities Fund	1.9	0.0
	65.8	66.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.5	8.3
Fidelity Advisor Overseas Fund Institutional Class	8.5	8.5
	17.0	16.8
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.6	7.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	2.5	3.6
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.1	3.6
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.9	2.3
Fidelity Advisor Total Bond Fund Institutional Class	3.1	0.1
	9.6	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.8%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	9.6%
High Yield Fixed-Income Funds	7.6%

Six months ago
Domestic Equity Funds	66.0%
International Equity Funds	16.8%
Investment Grade Fixed-Income Funds	9.6%
High Yield Fixed-Income Funds	7.6%

Expected
Domestic Equity Funds	66.1%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	9.8%
High Yield Fixed-Income Funds	7.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.8%
	Shares	Value
Domestic Equity Funds - 65.8%
Fidelity 100 Index Fund	875,240	$ 9,715,165
Fidelity Advisor Dividend Growth Fund Institutional Class	2,913,660	42,335,478
Fidelity Advisor Equity Growth Fund Institutional Class	503,120	33,955,569
Fidelity Advisor Equity Income Fund Institutional Class	1,513,873	49,488,515
Fidelity Advisor Growth & Income Fund Institutional Class	1,930,755	42,997,913
Fidelity Advisor Large Cap Fund Institutional Class	1,960,983	43,259,275
Fidelity Advisor Mid Cap Fund Institutional Class	730,675	21,167,653
Fidelity Advisor Small Cap Fund Institutional Class	470,561	12,168,714
Fidelity Small Cap Opportunities Fund	775,869	7,619,033
TOTAL DOMESTIC EQUITY FUNDS		262,707,315
International Equity Funds - 17.0%
Fidelity Advisor Diversified International Fund Institutional Class	1,298,630	33,881,261
Fidelity Advisor Overseas Fund Institutional Class	1,304,943	33,745,832
TOTAL INTERNATIONAL EQUITY FUNDS		67,627,093
TOTAL EQUITY FUNDS (Cost $284,359,919)		330,334,408
Fixed-Income Funds - 17.2%

High Yield Fixed-Income Funds - 7.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,961,944	30,300,689
Investment Grade Fixed-Income Funds - 9.6%
Fidelity Advisor Government Income Fund Institutional Class	990,853	10,047,245
Fidelity Advisor Intermediate Bond Fund Institutional Class	786,683	8,417,507
Fidelity Advisor Strategic Real Return Fund Institutional Class	743,194	7,617,743
Fidelity Advisor Total Bond Fund Institutional Class	1,200,405	12,376,173
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		38,458,668
TOTAL FIXED-INCOME FUNDS (Cost $67,688,953)		68,759,357
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $352,048,872)		$ 399,093,765

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $352,048,872) - See accompanying schedule		$ 399,093,765
Cash		52
Receivable for investments sold		598
Receivable for fund shares sold		1,487,044
Other affiliated receivables		90,120
Total assets		400,671,579

Liabilities
Payable for investments purchased	$ 405,172
Payable for fund shares redeemed	1,082,422
Distribution fees payable	127,964
Total liabilities		1,615,558

Net Assets		$ 399,056,021
Net Assets consist of:
Paid in capital		$ 350,961,829
Undistributed net investment income		1,211,196
Accumulated undistributed net realized gain (loss) on investments		(161,897)
Net unrealized appreciation (depreciation) on investments		47,044,893
Net Assets		$ 399,056,021

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($230,378,534 ÷ 16,046,943 shares)		$ 14.36

Maximum offering price per share (100/94.25 of $14.36)		$ 15.24
Class T: Net Asset Value and redemption price per share ($101,035,030 ÷ 7,073,446 shares)		$ 14.28

Maximum offering price per share (100/96.50 of $14.28)		$ 14.80
Class B: Net Asset Value and offering price per share ($28,731,774 ÷ 2,028,397 shares)A		$ 14.16

Class C: Net Asset Value and offering price per share ($23,731,783 ÷ 1,674,078 shares)A		$ 14.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,178,900 ÷ 1,053,252 shares)		$ 14.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 1,929,658
Interest		86
Total income		1,929,744

Expenses
Distribution fees	$ 712,191
Independent trustees' compensation	567
Total expenses before reductions	712,758
Expense reductions	(567)	712,191
Net investment income (loss)		1,217,553
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(126,740)
Capital gain distributions from underlying funds	14,276	(112,464)
Change in net unrealized appreciation (depreciation) on underlying funds		26,861,890
Net gain (loss)		26,749,426
Net increase (decrease) in net assets resulting from operations		$ 27,966,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,217,553	$ 2,336,623
Net realized gain (loss)	(112,464)	6,971,221
Change in net unrealized appreciation (depreciation)	26,861,890	10,021,524
Net increase (decrease) in net assets resulting from operations	27,966,979	19,329,368
Distributions to shareholders from net investment income	(135,614)	(2,210,017)
Distributions to shareholders from net realized gain	(5,800,966)	(3,462,283)
Total distributions	(5,936,580)	(5,672,300)
Share transactions - net increase (decrease)	98,005,932	140,482,789
Total increase (decrease) in net assets	120,036,331	154,139,857

Net Assets
Beginning of period	279,019,690	124,879,833
End of period (including undistributed net investment income of $1,211,196 and undistributed net investment income of $129,257, respectively)	$ 399,056,021	$ 279,019,690

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.67	$ 11.06	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.19	.14	.19	.07
Net realized and unrealized gain (loss)	1.13	1.02	1.62	.32	.72
Total from investment operations	1.19	1.21	1.76	.51	.79
Distributions from net investment income	(.01)	(.15)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.26)	(.29)	(.04)	- I	-
Total distributions	(.27)	(.44) J	(.15)	(.15)	(.09)
Net asset value, end of period	$ 14.36	$ 13.44	$ 12.67	$ 11.06	$ 10.70
Total Return B, C, D	8.92%	9.74%	16.03%	4.76%	7.88%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.26%	.35%	.35% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.33%	.33% A
Expenses net of all reductions	.25% A	.25%	.25%	.33%	.33% A
Net investment income (loss)	.87% A	1.48%	1.20%	1.71%	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,379	$ 146,175	$ 49,877	$ 15,281	$ 1,884
Portfolio turnover rate	9% A	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.440 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 12.62	$ 11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.16	.11	.16	.06
Net realized and unrealized gain (loss)	1.11	1.01	1.63	.31	.71
Total from investment operations	1.15	1.17	1.74	.47	.77
Distributions from net investment income	-	(.13)	(.10)	(.14)	(.08)
Distributions from net realized gain	(.25)	(.28)	(.04)	- I	-
Total distributions	(.25)	(.41) J	(.14)	(.14)	(.08)
Net asset value, end of period	$ 14.28	$ 13.38	$ 12.62	$ 11.02	$ 10.69
Total Return B, C, D	8.69%	9.46%	15.84%	4.37%	7.73%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.50%	.58%	.58% A
Net investment income (loss)	.62% A	1.23%	.95%	1.46%	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,035	$ 84,368	$ 45,421	$ 16,432	$ 1,047
Portfolio turnover rate	9% A	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown .D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.411 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 12.54	$ 10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.09	.05	.10	.04
Net realized and unrealized gain (loss)	1.10	1.02	1.61	.32	.71
Total from investment operations	1.11	1.11	1.66	.42	.75
Distributions from net investment income	-	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.24)	(.27)	(.04)	- I	-
Total distributions	(.24)	(.36) J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 14.16	$ 13.29	$ 12.54	$ 10.98	$ 10.67
Total Return B, C, D	8.41%	8.98%	15.17%	3.88%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.12% A	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,732	$ 23,065	$ 15,351	$ 6,917	$ 1,123
Portfolio turnover rate	9% A	5%	4%	5%	1% A

A Annualized. B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.356 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.55	$ 10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.09	.05	.10	.04
Net realized and unrealized gain (loss)	1.11	1.02	1.61	.32	.72
Total from investment operations	1.12	1.11	1.66	.42	.76
Distributions from net investment income	-	(.09)	(.06)	(.11)	(.08)
Distributions from net realized gain	(.24)	(.27)	(.04)	-I	-
Total distributions	(.24)	(.36)J	(.10)	(.11)	(.08)
Net asset value, end of period	$ 14.18	$ 13.30	$ 12.55	$ 10.99	$ 10.68
Total Return B, C, D	8.48%	8.99%	15.15%	3.87%	7.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.08%	1.08% A
Net investment income (loss)	.12% A	.73%	.45%	.96%	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,732	$ 19,041	$ 12,023	$ 5,089	$ 890
Portfolio turnover rate	9% A	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.I Amount represents less than $.01 per share. J Total distributions of $.358 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.49	$ 12.71	$ 11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.22	.17	.21	.08
Net realized and unrealized gain (loss)	1.12	1.02	1.64	.31	.72
Total from investment operations	1.20	1.24	1.81	.52	.80
Distributions from net investment income	(.02)	(.18)	(.13)	(.16)	(.09)
Distributions from net realized gain	(.26)	(.29)	(.04)	- H	-
Total distributions	(.28)	(.46) I	(.17)	(.16)	(.09)
Net asset value, end of period	$ 14.41	$ 13.49	$ 12.71	$ 11.07	$ 10.71
Total Return B, C	8.97%	9.98%	16.45%	4.87%	7.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.12% A	1.72%	1.45%	1.96%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,179	$ 6,371	$ 2,207	$ 467	$ 216
Portfolio turnover rate	9%A	5%	4%	5%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.H Amount represents less than $.01 per share. I Total distributions of $.463 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.5	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	10.9	13.9
Fidelity Advisor Equity Growth Fund Institutional Class	8.7	8.2
Fidelity Advisor Equity Income Fund Institutional Class	12.7	14.2
Fidelity Advisor Growth & Income Fund Institutional Class	11.1	10.8
Fidelity Advisor Large Cap Fund Institutional Class	11.1	10.8
Fidelity Advisor Mid Cap Fund Institutional Class	5.4	5.5
Fidelity Advisor Small Cap Fund Institutional Class	3.1	4.2
Fidelity Small Cap Opportunities Fund	1.9	0.0
	67.4	67.7
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	8.7	8.6
Fidelity Advisor Overseas Fund Institutional Class	8.7	8.7
	17.4	17.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.8	9.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	1.4	2.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	1.4	2.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.0	1.0
Fidelity Advisor Total Bond Fund Institutional Class	1.6	0.1
	5.4	5.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.4%
International Equity Funds	17.4%
Investment Grade Fixed-Income Funds	5.4%
High Yield Fixed-Income Funds	9.8%

Six months ago
Domestic Equity Funds	67.7%
International Equity Funds	17.3%
Investment Grade Fixed-Income Funds	5.3%
High Yield Fixed-Income Funds	9.7%

Expected
Domestic Equity Funds	67.8%
International Equity Funds	16.9%
Investment Grade Fixed-Income Funds	5.5%
High Yield Fixed-Income Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.8%
	Shares	Value
Domestic Equity Funds - 67.4%
Fidelity 100 Index Fund	1,751,663	$ 19,443,462
Fidelity Advisor Dividend Growth Fund Institutional Class	5,762,765	83,732,974
Fidelity Advisor Equity Growth Fund Institutional Class	993,543	67,054,221
Fidelity Advisor Equity Income Fund Institutional Class	2,992,012	97,808,879
Fidelity Advisor Growth & Income Fund Institutional Class	3,814,930	84,958,492
Fidelity Advisor Large Cap Fund Institutional Class	3,871,508	85,405,469
Fidelity Advisor Mid Cap Fund Institutional Class	1,443,377	41,814,623
Fidelity Advisor Small Cap Fund Institutional Class	929,873	24,046,518
Fidelity Small Cap Opportunities Fund	1,458,458	14,322,059
TOTAL DOMESTIC EQUITY FUNDS		518,586,697
International Equity Funds - 17.4%
Fidelity Advisor Diversified International Fund Institutional Class	2,566,526	66,960,672
Fidelity Advisor Overseas Fund Institutional Class	2,579,014	66,693,295
TOTAL INTERNATIONAL EQUITY FUNDS		133,653,967
TOTAL EQUITY FUNDS (Cost $539,994,026)		652,240,664
Fixed-Income Funds - 15.2%

High Yield Fixed-Income Funds - 9.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,334,352	75,030,423
Investment Grade Fixed-Income Funds - 5.4%
Fidelity Advisor Government Income Fund Institutional Class	1,051,087	10,658,027
Fidelity Advisor Intermediate Bond Fund Institutional Class	984,917	10,538,616
Fidelity Advisor Strategic Real Return Fund Institutional Class	778,841	7,983,122
Fidelity Advisor Total Bond Fund Institutional Class	1,210,984	12,485,244
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		41,665,009
TOTAL FIXED-INCOME FUNDS (Cost $113,151,853)		116,695,432
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $653,145,879)		$ 768,936,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $653,145,879) - See accompanying schedule		$ 768,936,096
Receivable for investments sold		891,250
Receivable for fund shares sold		1,694,911
Other affiliated receivables		30,626
Total assets		771,552,883

Liabilities
Payable for investments purchased	$ 111,249
Payable for fund shares redeemed	2,474,971
Distribution fees payable	270,797
Total liabilities		2,857,017

Net Assets		$ 768,695,866
Net Assets consist of:
Paid in capital		$ 650,780,870
Undistributed net investment income		2,174,993
Accumulated undistributed net realized gain (loss) on investments		(50,214)
Net unrealized appreciation (depreciation) on investments		115,790,217
Net Assets		$ 768,695,866

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($358,225,677 ÷ 22,845,461 shares)		$ 15.68

Maximum offering price per share (100/94.25 of $15.68)		$ 16.64
Class T: Net Asset Value and redemption price per share ($266,015,235 ÷ 17,028,296 shares)		$ 15.62

Maximum offering price per share (100/96.50 of $15.62)		$ 16.19
Class B: Net Asset Value and offering price per share ($55,036,629 ÷ 3,555,213 shares)A		$ 15.48

Class C: Net Asset Value and offering price per share ($60,033,306 ÷ 3,879,907 shares)A		$ 15.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,385,019 ÷ 1,866,565 shares)		$ 15.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,730,936

Expenses
Distribution fees	$ 1,552,638
Independent trustees' compensation	1,177
Total expenses before reductions	1,553,815
Expense reductions	(1,177)	1,552,638
Net investment income (loss)		2,178,298
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,688
Capital gain distributions from underlying funds	26,875	48,563
Change in net unrealized appreciation (depreciation) on underlying funds		56,000,837
Net gain (loss)		56,049,400
Net increase (decrease) in net assets resulting from operations		$ 58,227,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,178,298	$ 5,727,932
Net realized gain (loss)	48,563	16,279,489
Change in net unrealized appreciation (depreciation)	56,000,837	25,694,610
Net increase (decrease) in net assets resulting from operations	58,227,698	47,702,031
Distributions to shareholders from net investment income	(412,072)	(5,475,037)
Distributions to shareholders from net realized gain	(13,428,419)	(9,442,737)
Total distributions	(13,840,491)	(14,917,774)
Share transactions - net increase (decrease)	119,431,279	222,765,428
Total increase (decrease) in net assets	163,818,486	255,549,685

Net Assets
Beginning of period	604,877,380	349,327,695
End of period (including undistributed net investment income of $2,174,993 and undistributed net investment income of $408,767, respectively)	$ 768,695,866	$ 604,877,380

Financial Highlights - Class A

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.69	$ 13.83	$ 12.03	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.21	.15	.18	.12
Net realized and unrealized gain (loss)	1.26	1.16	1.84	.39	1.60
Total from investment operations	1.32	1.37	1.99	.57	1.72
Distributions from net investment income	(.02)	(.18)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.31)	(.33)	(.07)	-	-
Total distributions	(.33)I	(.51)J	(.19)	(.16)	(.10)
Net asset value, end of period	$ 15.68	$ 14.69	$ 13.83	$ 12.03	$ 11.62
Total Return B, C, D	9.06%	10.09%	16.65%	4.87%	17.19%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%A	.25%	.26%	.35%	.35%A
Expenses net of fee waivers, if any	.25%A	.25%	.26%	.33%	.33%A
Expenses net of all reductions	.25%A	.25%	.26%	.33%	.33%A
Net investment income (loss)	.82%A	1.48%	1.18%	1.50%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,226	$ 263,733	$ 133,817	$ 51,718	$ 9,666
Portfolio turnover rate	10%A	7%	4%	3%	3%A

A Annualized B Total returns for periods of less than one year are not annualized C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.329 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.314 per share. J Total distributions of $.506 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 13.79	$ 12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.17	.12	.15	.10
Net realized and unrealized gain (loss)	1.26	1.16	1.83	.38	1.59
Total from investment operations	1.30	1.33	1.95	.53	1.69
Distributions from net investment income	(.01)	(.15)	(.10)	(.13)	(.09)
Distributions from net realized gain	(.31)	(.33)	(.06)	-	-
Total distributions	(.32) I	(.48) J	(.16)	(.13)	(.09)
Net asset value, end of period	$ 15.62	$ 14.64	$ 13.79	$ 12.00	$ 11.60
Total Return B, C, D	8.95%	9.81%	16.35%	4.57%	16.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.51%	.60%	.60% A
Expenses net of fee waivers, if any	.50% A	.50%	.51%	.58%	.58% A
Expenses net of all reductions	.50% A	.50%	.51%	.58%	.58% A
Net investment income (loss)	.57% A	1.23%	.93%	1.25%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,015	$ 221,815	$ 136,679	$ 66,136	$ 19,191
Portfolio turnover rate	10% A	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.320 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.314 per share. J Total distributions of $.475 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.53	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.05	.09	.06
Net realized and unrealized gain (loss)	1.24	1.14	1.83	.38	1.60
Total from investment operations	1.25	1.24	1.88	.47	1.66
Distributions from net investment income	-	(.10)	(.06)	(.10)	(.09)
Distributions from net realized gain	(.30)	(.32)	(.06)	-	-
Total distributions	(.30) I	(.41) J	(.12)	(.10)	(.09)
Net asset value, end of period	$ 15.48	$ 14.53	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	8.69%	9.25%	15.81%	4.04%	16.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.07% A	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,037	$ 46,110	$ 32,658	$ 18,541	$ 7,232
Portfolio turnover rate	10% A	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.303 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.303 per share. J Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.52	$ 13.70	$ 11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.05	.09	.06
Net realized and unrealized gain (loss)	1.24	1.13	1.83	.38	1.59
Total from investment operations	1.25	1.23	1.88	.47	1.65
Distributions from net investment income	-	(.10)	(.06)	(.10)	(.08)
Distributions from net realized gain	(.30)	(.32)	(.06)	-	-
Total distributions	(.30) I	(.41) J	(.12)	(.10)	(.08)
Net asset value, end of period	$ 15.47	$ 14.52	$ 13.70	$ 11.94	$ 11.57
Total Return B, C, D	8.69%	9.17%	15.82%	4.04%	16.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00%	1.01%	1.10%	1.10% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.01%	1.08%	1.08% A
Expenses net of all reductions	1.00% A	1.00%	1.01%	1.08%	1.08% A
Net investment income (loss)	.07% A	.73%	.43%	.75%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,033	$ 54,022	$ 38,947	$ 21,792	$ 6,958
Portfolio turnover rate	10% A	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period July 24, 2003 (commencement of operations) to March 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.302 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.302 per share. J Total distributions of $.413 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.74	$ 13.87	$ 12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.24	.18	.21	.13
Net realized and unrealized gain (loss)	1.26	1.17	1.85	.38	1.60
Total from investment operations	1.34	1.41	2.03	.59	1.73
Distributions from net investment income	(.02)	(.21)	(.14)	(.17)	(.10)
Distributions from net realized gain	(.31)	(.33)	(.07)	-	-
Total distributions	(.34) H	(.54) I	(.21)	(.17)	(.10)
Net asset value, end of period	$ 15.74	$ 14.74	$ 13.87	$ 12.05	$ 11.63
Total Return B, C	9.15%	10.36%	16.99%	5.07%	17.34%
Ratios to Average Net AssetsE, G
Expenses before reductions	.00% A	.01%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.07% A	1.73%	1.43%	1.75%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,385	$ 19,197	$ 7,227	$ 4,474	$ 294
Portfolio turnover rate	10% A	7%	4%	3%	3% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period July 24, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.337 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.314 per share. I Total distributions of $.535 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.5	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	9.7	14.2
Fidelity Advisor Equity Growth Fund Institutional Class	8.9	8.2
Fidelity Advisor Equity Income Fund Institutional Class	13.1	14.5
Fidelity Advisor Growth & Income Fund Institutional Class	11.5	10.9
Fidelity Advisor Large Cap Fund Institutional Class	11.5	10.9
Fidelity Advisor Mid Cap Fund Institutional Class	5.7	5.6
Fidelity Advisor Small Cap Fund Institutional Class	3.1	4.2
Fidelity Small Cap Opportunities Fund	2.3	0.0
	68.3	68.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	9.0	9.7
Fidelity Advisor Overseas Fund Institutional Class	9.0	9.8
	18.0	19.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.0	10.1
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.9	0.8
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.7	0.7
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.7	0.3
Fidelity Advisor Total Bond Fund Institutional Class	1.4	0.0
	3.7	1.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.3%
International Equity Funds	18.0%
Investment Grade Fixed-Income Funds	3.7%
High Yield Fixed-Income Funds	10.0%

Six months ago
Domestic Equity Funds	68.6%
International Equity Funds	19.5%
Investment Grade Fixed-Income Funds	1.8%
High Yield Fixed-Income Funds	10.1%

Expected
Domestic Equity Funds	68.2%
International Equity Funds	17.5%
Investment Grade Fixed-Income Funds	4.3%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.3%
	Shares	Value
Domestic Equity Funds - 68.3%
Fidelity 100 Index Fund	103,733	$ 1,151,440
Fidelity Advisor Dividend Growth Fund Institutional Class	299,950	4,358,279
Fidelity Advisor Equity Growth Fund Institutional Class	59,457	4,012,749
Fidelity Advisor Equity Income Fund Institutional Class	180,060	5,886,159
Fidelity Advisor Growth & Income Fund Institutional Class	231,984	5,166,294
Fidelity Advisor Large Cap Fund Institutional Class	235,526	5,195,700
Fidelity Advisor Mid Cap Fund Institutional Class	88,180	2,554,578
Fidelity Advisor Small Cap Fund Institutional Class	53,471	1,382,757
Fidelity Small Cap Opportunities Fund	108,266	1,063,173
TOTAL DOMESTIC EQUITY FUNDS		30,771,129
International Equity Funds - 18.0%
Fidelity Advisor Diversified International Fund Institutional Class	156,008	4,070,252
Fidelity Advisor Overseas Fund Institutional Class	156,520	4,047,616
TOTAL INTERNATIONAL EQUITY FUNDS		8,117,868
TOTAL EQUITY FUNDS (Cost $36,125,174)		38,888,997
Fixed-Income Funds - 13.7%

High Yield Fixed-Income Funds - 10.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	438,611	4,486,986
Investment Grade Fixed-Income Funds - 3.7%
Fidelity Advisor Government Income Fund Institutional Class	39,739	402,951
Fidelity Advisor Intermediate Bond Fund Institutional Class	27,124	290,222
Fidelity Advisor Strategic Real Return Fund Institutional Class	32,408	332,185
Fidelity Advisor Total Bond Fund Institutional Class	62,539	644,777
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,670,135
TOTAL FIXED-INCOME FUNDS (Cost $6,134,816)		6,157,121
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $42,259,990)		$ 45,046,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $42,259,990) - See accompanying schedule		$ 45,046,118
Cash		31
Receivable for fund shares sold		336,388
Other affiliated receivables		22,346
Total assets		45,404,883

Liabilities
Payable for investments purchased	$ 298,592
Payable for fund shares redeemed	37,790
Distribution fees payable	11,432
Total liabilities		347,814

Net Assets		$ 45,057,069
Net Assets consist of:
Paid in capital		$ 42,216,555
Undistributed net investment income		88,216
Accumulated undistributed net realized gain (loss) on investments		(33,830)
Net unrealized appreciation (depreciation) on investments		2,786,128
Net Assets		$ 45,057,069

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,964,543 ÷ 2,496,100 shares)		$ 12.00

Maximum offering price per share (100/94.25 of $12.00)		$ 12.73
Class T: Net Asset Value and redemption price per share ($7,730,378 ÷ 645,405 shares)		$ 11.98

Maximum offering price per share (100/96.50 of $11.98)		$ 12.41
Class B: Net Asset Value and offering price per share ($1,949,837 ÷ 163,362 shares)A		$ 11.94

Class C: Net Asset Value and offering price per share ($1,828,623 ÷ 153,305 shares)A		$ 11.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,583,688 ÷ 297,744 shares)		$ 12.04
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 140,471
Interest		31
Total income		140,502

Expenses
Distribution fees	$ 51,777
Independent trustees' compensation	45
Total expenses before reductions	51,822
Expense reductions	(45)	51,777
Net investment income (loss)		88,725
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(31,473)
Capital gain distributions from underlying funds	1,884	(29,589)
Change in net unrealized appreciation (depreciation) on underlying funds		2,534,502
Net gain (loss)		2,504,913
Net increase (decrease) in net assets resulting from operations		$ 2,593,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,725	$ 42,636
Net realized gain (loss)	(29,589)	158,988
Change in net unrealized appreciation (depreciation)	2,534,502	251,626
Net increase (decrease) in net assets resulting from operations	2,593,638	453,250
Distributions to shareholders from net investment income	(7,878)	(35,267)
Distributions to shareholders from net realized gain	(137,667)	(25,563)
Total distributions	(145,545)	(60,830)
Share transactions - net increase (decrease)	24,544,513	17,672,043
Total increase (decrease) in net assets	26,992,606	18,064,463

Net Assets
Beginning of period	18,064,463	-
End of period (including undistributed net investment income of $88,216 and undistributed net investment income of $7,369, respectively)	$ 45,057,069	$ 18,064,463

Financial Highlights - Class A

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.12
Net realized and unrealized gain (loss)	.98	1.06
Total from investment operations	1.02	1.18
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.07) I	(.13)
Net asset value, end of period	$ 12.00	$ 11.05
Total Return B, C, D	9.28%	11.78%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	.67% A	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,965	$ 12,550
Portfolio turnover rate	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.073 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.068 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.09
Net realized and unrealized gain (loss)	1.00	1.06
Total from investment operations	1.02	1.15
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.07) I	(.12)
Net asset value, end of period	$ 11.98	$ 11.03
Total Return B, C, D	9.24%	11.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	.42% A	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,730	$ 3,339
Portfolio turnover rate	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.067 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.067 per share.

Financial Highlights - Class B

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.05
Net realized and unrealized gain (loss)	.99	1.06
Total from investment operations	.99	1.11
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.06)	(.05)
Total distributions	(.06) I	(.10)
Net asset value, end of period	$ 11.94	$ 11.01
Total Return B, C, D	9.01%	11.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	(.08)% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,950	$ 776
Portfolio turnover rate	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.060 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.060 per share. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.05
Net realized and unrealized gain (loss)	.98	1.06
Total from investment operations	.98	1.11
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.06)	(.05)
Total distributions	(.06) I	(.10)
Net asset value, end of period	$ 11.93	$ 11.01
Total Return B, C, D	8.92%	11.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	(.08)% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,829	$ 770
Portfolio turnover rate	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.060 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.060 per share. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14
Net realized and unrealized gain (loss)	1.00	1.06
Total from investment operations	1.05	1.20
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	(.07)	(.05)
Total distributions	(.08) H	(.13)
Net asset value, end of period	$ 12.04	$ 11.07
Total Return B, C	9.47%	12.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.92% A	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,584	$ 629
Portfolio turnover rate	14% A	16% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.076 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $0.68 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.7	0.1
Fidelity Advisor Dividend Growth Fund Institutional Class	10.2	14.1
Fidelity Advisor Equity Growth Fund Institutional Class	9.0	8.2
Fidelity Advisor Equity Income Fund Institutional Class	13.2	14.4
Fidelity Advisor Growth & Income Fund Institutional Class	11.6	11.1
Fidelity Advisor Large Cap Fund Institutional Class	11.6	11.1
Fidelity Advisor Mid Cap Fund Institutional Class	5.7	5.8
Fidelity Advisor Small Cap Fund Institutional Class	3.1	4.3
Fidelity Small Cap Opportunities Fund	2.3	0.0
	69.4	69.1
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	10.2	10.2
Fidelity Advisor Overseas Fund Institutional Class	10.1	10.3
	20.3	20.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	10.1
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Income Fund Institutional Class	0.1	0.2
Fidelity Advisor Intermediate Bond Fund Institutional Class	0.1	0.1
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.0
Fidelity Advisor Total Bond Fund Institutional Class	0.1	0.0
	0.4	0.3
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.4%
International Equity Funds	20.3%
Investment Grade Fixed-Income Funds	0.4%
High Yield Fixed-Income Funds	9.9%

Six months ago
Domestic Equity Funds	69.1%
International Equity Funds	20.5%
Investment Grade Fixed-Income Funds	0.3%
High Yield Fixed-Income Funds	10.1%

Expected
Domestic Equity Funds	69.6%
International Equity Funds	20.0%
Investment Grade Fixed-Income Funds	0.4%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value
Domestic Equity Funds - 69.4%
Fidelity 100 Index Fund	121,199	$ 1,345,306
Fidelity Advisor Dividend Growth Fund Institutional Class	342,205	4,972,243
Fidelity Advisor Equity Growth Fund Institutional Class	65,470	4,418,547
Fidelity Advisor Equity Income Fund Institutional Class	197,959	6,471,278
Fidelity Advisor Growth & Income Fund Institutional Class	254,498	5,667,671
Fidelity Advisor Large Cap Fund Institutional Class	258,299	5,698,070
Fidelity Advisor Mid Cap Fund Institutional Class	96,594	2,798,317
Fidelity Advisor Small Cap Fund Institutional Class	59,472	1,537,938
Fidelity Small Cap Opportunities Fund	112,892	1,108,597
TOTAL DOMESTIC EQUITY FUNDS		34,017,967
International Equity Funds - 20.3%
Fidelity Advisor Diversified International Fund Institutional Class	190,776	4,977,342
Fidelity Advisor Overseas Fund Institutional Class	191,456	4,951,041
TOTAL INTERNATIONAL EQUITY FUNDS		9,928,383
TOTAL EQUITY FUNDS (Cost $40,745,989)		43,946,350
Fixed-Income Funds - 10.3%

High Yield Fixed-Income Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	476,438	4,873,956
Investment Grade Fixed-Income Funds - 0.4%
Fidelity Advisor Government Income Fund Institutional Class	4,168	42,259
Fidelity Advisor Intermediate Bond Fund Institutional Class	3,657	39,130
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,482	35,692
Fidelity Advisor Total Bond Fund Institutional Class	6,542	67,452
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		184,533
TOTAL FIXED-INCOME FUNDS (Cost $5,036,594)		5,058,489
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $45,782,583)		$ 49,004,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $45,782,583) - See accompanying schedule		$ 49,004,839
Cash		68
Receivable for fund shares sold		221,181
Other affiliated receivables		2,425
Total assets		49,228,513

Liabilities
Payable for investments purchased	$ 200,515
Payable for fund shares redeemed	20,646
Distribution fees payable	13,726
Total liabilities		234,887

Net Assets		$ 48,993,626
Net Assets consist of:
Paid in capital		$ 45,760,432
Undistributed net investment income		76,482
Accumulated undistributed net realized gain (loss) on investments		(65,544)
Net unrealized appreciation (depreciation) on investments		3,222,256
Net Assets		$ 48,993,626

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,881,808 ÷ 2,491,666 shares)		$ 11.99

Maximum offering price per share (100/94.25 of $11.99)		$ 12.72
Class T: Net Asset Value and redemption price per share ($9,358,256 ÷ 782,286 shares)		$ 11.96

Maximum offering price per share (100/96.50 of $11.96)		$ 12.39
Class B: Net Asset Value and offering price per share ($2,373,515 ÷ 199,215 shares)A		$ 11.91

Class C: Net Asset Value and offering price per share ($3,642,842 ÷ 305,822 shares)A		$ 11.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,737,205 ÷ 310,961 shares)		$ 12.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 139,715
Interest		69
Total income		139,784

Expenses
Distribution fees	$ 63,688
Independent trustees' compensation	50
Total expenses before reductions	63,738
Expense reductions	(50)	63,688
Net investment income (loss)		76,096
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,016)
Capital gain distributions from underlying funds	1,913	(61,103)
Change in net unrealized appreciation (depreciation) on underlying funds		2,827,282
Net gain (loss)		2,766,179
Net increase (decrease) in net assets resulting from operations		$ 2,842,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,096	$ 62,632
Net realized gain (loss)	(61,103)	251,469
Change in net unrealized appreciation (depreciation)	2,827,282	394,974
Net increase (decrease) in net assets resulting from operations	2,842,275	709,075
Distributions to shareholders from net investment income	(5,216)	(57,030)
Distributions to shareholders from net realized gain	(214,551)	(41,358)
Total distributions	(219,767)	(98,388)
Share transactions - net increase (decrease)	26,278,669	19,481,762
Total increase (decrease) in net assets	28,901,177	20,092,449

Net Assets
Beginning of period	20,092,449	-
End of period (including undistributed net investment income of $76,482 and undistributed net investment income of $5,602, respectively)	$ 48,993,626	$ 20,092,449

Financial Highlights - Class A

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.13
Net realized and unrealized gain (loss)	1.02	1.06
Total from investment operations	1.05	1.19
Distributions from net investment income	- I	(.09)
Distributions from net realized gain	(.10)	(.06)
Total distributions	(.10)	(.15)
Net asset value, end of period	$ 11.99	$ 11.04
Total Return B, C, D	9.54%	11.91%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	.57% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,882	$ 12,907
Portfolio turnover rate	19% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007.H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.11
Net realized and unrealized gain (loss)	1.02	1.05
Total from investment operations	1.04	1.16
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.10)	(.06)
Total distributions	(.10)	(.14)
Net asset value, end of period	$ 11.96	$ 11.02
Total Return B, C, D	9.42%	11.64%
Ratios to Average Net AssetsF, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.50% A	.50% A
Expenses net of all reductions	.50% A	.50% A
Net investment income (loss)	.32% A	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,358	$ 3,520
Portfolio turnover rate	19% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.06
Net realized and unrealized gain (loss)	1.01	1.07
Total from investment operations	1.00	1.13
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.09)	(.06)
Total distributions	(.09)	(.13)
Net asset value, end of period	$ 11.91	$ 11.00
Total Return B, C, D	9.12%	11.31%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	(.18)% A	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,374	$ 1,177
Portfolio turnover rate	19% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.06
Net realized and unrealized gain (loss)	1.01	1.06
Total from investment operations	1.00	1.12
Distributions from net investment income	-	(.06)
Distributions from net realized gain	(.09)	(.06)
Total distributions	(.09)	(.12)
Net asset value, end of period	$ 11.91	$ 11.00
Total Return B, C, D	9.12%	11.25%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.00% A	1.00% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	(.18)% A	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,643	$ 1,507
Portfolio turnover rate	19% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period June 1, 2006 (commencement of operations) to March 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

	Six months ended September 30, 2007	Year ended March 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.15
Net realized and unrealized gain (loss)	1.02	1.06
Total from investment operations	1.07	1.21
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	(.10)	(.06)
Total distributions	(.11)	(.15)
Net asset value, end of period	$ 12.02	$ 11.06
Total Return B, C	9.67%	12.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.82% A	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,737	$ 982
Portfolio turnover rate	19% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund, Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 132,644,464	$ 6,039,369	$ (801,228)	$ 5,238,141
Advisor Freedom 2005	94,473,605	9,080,213	(367,785)	8,712,428
Advisor Freedom 2010	595,441,408	67,768,754	(3,046,193)	64,722,561
Advisor Freedom 2015	690,357,649	79,039,148	(2,558,978)	76,480,170
Advisor Freedom 2020	1,231,244,190	192,373,952	(3,639,400)	188,734,552
Advisor Freedom 2025	637,547,325	83,513,745	(1,677,252)	81,836,493
Advisor Freedom 2030	854,281,704	143,264,710	(1,696,503)	141,568,207
Advisor Freedom 2035	352,061,657	47,774,727	(742,619)	47,032,108
Advisor Freedom 2040	653,163,790	117,037,068	(1,264,762)	115,772,306
Advisor Freedom 2045	42,261,805	2,867,534	(83,221)	2,784,313
Advisor Freedom 2050	45,784,367	3,314,578	(94,106)	3,220,472

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	80,637,046	55,349,743
Advisor Freedom 2005	30,871,301	18,111,558
Advisor Freedom 2010	142,087,159	57,623,762
Advisor Freedom 2015	180,517,747	66,247,162
Advisor Freedom 2020	265,087,329	81,001,948
Advisor Freedom 2025	167,544,914	36,239,507
Advisor Freedom 2030	209,507,428	43,733,001
Advisor Freedom 2035	109,451,655	16,211,008
Advisor Freedom 2040	143,165,777	35,174,438
Advisor Freedom 2045	26,640,849	2,166,840
Advisor Freedom 2050	29,458,689	3,316,450

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 72,976	$ 31,697
Class T	.25%	.25%	107,647	-
Class B	.75%	.25%	25,366	19,035
Class C	.75%	.25%	71,378	12,587
			$ 277,367	$ 63,319
Advisor Freedom 2005
Class A	0%	.25%	$ 70,175	$ 41,141
Class T	.25%	.25%	55,528	1,098
Class B	.75%	.25%	19,571	14,677
Class C	.75%	.25%	47,812	8,185
			$ 193,086	$ 65,101
Advisor Freedom 2010
Class A	0%	.25%	$ 355,849	$ 115,791
Class T	.25%	.25%	521,811	196
Class B	.75%	.25%	177,043	132,880
Class C	.75%	.25%	259,339	50,271
			$ 1,314,042	$ 299,138
Advisor Freedom 2015
Class A	0%	.25%	$ 433,494	$ 150,771
Class T	.25%	.25%	495,780	1,509
Class B	.75%	.25%	216,872	162,750
Class C	.75%	.25%	307,284	81,091
			$ 1,453,430	$ 396,121
Advisor Freedom 2020
Class A	0%	.25%	$ 746,039	$ 227,106
Class T	.25%	.25%	1,168,037	-
Class B	.75%	.25%	457,128	343,039
Class C	.75%	.25%	457,185	101,771
			$ 2,828,389	$ 671,916
Advisor Freedom 2025
Class A	0%	.25%	$ 462,745	$ 181,251
Class T	.25%	.25%	422,189	-
Class B	.75%	.25%	206,972	155,325
Class C	.75%	.25%	181,891	47,352
			$ 1,273,797	$ 383,928
Advisor Freedom 2030
Class A	0%	.25%	$ 527,323	$ 191,782
Class T	.25%	.25%	775,587	-
Class B	.75%	.25%	309,719	232,449
Class C	.75%	.25%	296,875	64,387
			$ 1,909,504	$ 488,618
Advisor Freedom 2035
Class A	0%	.25%	$ 241,140	$ 104,801
Class T	.25%	.25%	232,533	-
Class B	.75%	.25%	130,652	98,079
Class C	.75%	.25%	107,866	29,947
			$ 712,191	$ 232,827

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2040	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 394,698	$ 115,473
Class T	.25%	.25%	614,301	-
Class B	.75%	.25%	257,015	192,893
Class C	.75%	.25%	286,624	61,126
			$ 1,552,638	$ 369,492
Advisor Freedom 2045
Class A	0%	.25%	$ 25,765	$ 20,084
Class T	.25%	.25%	13,082	129
Class B	.75%	.25%	6,487	5,006
Class C	.75%	.25%	6,443	4,659
			$ 51,777	$ 29,878
Advisor Freedom 2050
Class A	0%	.25%	$ 26,232	$ 16,604
Class T	.25%	.25%	15,883	88
Class B	.75%	.25%	8,915	6,807
Class C	.75%	.25%	12,658	8,613
			$ 63,688	$ 32,112

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 5,993
Class T	1,557
Class B*	10,073
Class C*	217
$ 17,840
Advisor Freedom 2005
Class A	$ 10,204
Class T	1,845
Class B*	10,236
Class C*	466
$ 22,751
Advisor Freedom 2010
Class A	$ 31,109
Class T	10,873
Class B*	42,908
Class C*	2,641
$ 87,531
Advisor Freedom 2015
Class A	$ 52,346
Class T	15,615
Class B*	63,257
Class C*	7,255
$ 138,473

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2020	Retained by FDC
Class A	$ 100,791
Class T	26,746
Class B*	113,458
Class C*	5,326
$ 246,321
Advisor Freedom 2025
Class A	$ 65,435
Class T	16,046
Class B*	72,483
Class C*	1,916
$ 155,880
Advisor Freedom 2030
Class A	$ 83,601
Class T	19,138
Class B*	76,770
Class C*	6,697
$ 186,206
Advisor Freedom 2035
Class A	$ 50,310
Class T	9,689
Class B*	44,541
Class C*	2,139
$ 106,679
Advisor Freedom 2040
Class A	$ 83,659
Class T	19,884
Class B*	86,591
Class C*	4,457
$ 194,591
Advisor Freedom 2045
Class A	$ 11,781
Class T	1,089
Class B*	3,653
Class C*	666
$ 17,189
Advisor Freedom 2050
Class A	$ 22,371
Class T	2,935
Class B*	1,633
Class C*	302
$ 27,241

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 98
Class T	.50%	73
Class B	1.00%	9
Class C	1.00%	24
Institutional Class	.00%	8
Advisor Freedom 2005
Class A	.25%	95
Class T	.50%	38
Class B	1.00%	7
Class C	1.00%	16
Institutional Class	.00%	6
Advisor Freedom 2010
Class A	.25%	487
Class T	.50%	357
Class B	1.00%	61
Class C	1.00%	89
Institutional Class	.00%	43
Advisor Freedom 2015
Class A	.25%	590
Class T	.50%	337
Class B	1.00%	74
Class C	1.00%	104
Institutional Class	.00%	72
Advisor Freedom 2020
Class A	.25%	1,020
Class T	.50%	797
Class B	1.00%	156
Class C	1.00%	156
Institutional Class	.00%	81
Advisor Freedom 2025
Class A	.25%	621
Class T	.50%	283
Class B	1.00%	69
Class C	1.00%	61
Institutional Class	.00%	31
Advisor Freedom 2030
Class A	.25%	711
Class T	.50%	523
Class B	1.00%	104
Class C	1.00%	100
Institutional Class	.00%	56

Semiannual Report

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2035
Class A	.25%	$ 319
Class T	.50%	153
Class B	1.00%	43
Class C	1.00%	36
Institutional Class	.00%	16
Advisor Freedom 2040
Class A	.25%	535
Class T	.50%	417
Class B	1.00%	87
Class C	1.00%	97
Institutional Class	.00%	41
Advisor Freedom 2045
Class A	.25%	30
Class T	.50%	8
Class B	1.00%	2
Class C	1.00%	2
Institutional Class	.00%	3
Advisor Freedom 2050
Class A	.25%	31
Class T	.50%	9
Class B	1.00%	3
Class C	1.00%	4
Institutional Class	.00%	3

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period the Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Large Cap Fund	43%
Fidelity Advisor Growth & Income Fund	31%
Fidelity Advisor Overseas Fund	29%
Fidelity Advisor Intermediate Bond Fund	20%

In September 2006, FIIOC, the Funds' transfer agent, notified the Funds that the Funds' books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Funds which did not result in a material impact to the Funds' reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom Income
From net investment income
Class A	$ 1,049,049	$ 1,002,334
Class T	722,952	1,094,267
Class B	72,086	127,152
Class C	206,349	340,423
Institutional Class	71,615	52,530
Total	$ 2,122,051	$ 2,616,706
From net realized gain
Class A	$ 224,156	$ 159,694
Class T	176,994	250,213
Class B	21,711	37,002
Class C	57,691	101,597
Institutional Class	14,331	8,907
Total	$ 494,883	$ 557,413
Advisor Freedom 2005
From net investment income
Class A	$ 229,854	$ 605,813
Class T	79,397	313,704
Class B	9,313	49,294
Class C	22,573	113,001
Institutional Class	19,802	47,174
Total	$ 360,939	$ 1,128,986
From net realized gain
Class A	$ 477,058	$ 315,950
Class T	194,082	248,166
Class B	36,586	62,256
Class C	85,620	128,211
Institutional Class	36,918	25,162
Total	$ 830,264	$ 779,745
Advisor Freedom 2010
From net investment income
Class A	$ 997,075	$ 3,995,531
Class T	648,642	3,440,551
Class B	65,721	495,075
Class C	100,577	652,244
Institutional Class	106,762	345,085
Total	$ 1,918,777	$ 8,928,486
From net realized gain
Class A	$ 2,970,050	$ 2,696,358
Class T	2,270,222	2,598,359
Class B	400,035	569,438
Class C	563,232	682,976
Institutional Class	276,790	204,183
Total	$ 6,480,329	$ 6,751,314

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom 2015
From net investment income
Class A	$ 959,770	$ 4,043,265
Class T	460,314	2,579,826
Class B	47,570	470,817
Class C	74,882	606,365
Institutional Class	143,427	705,795
Total	$ 1,685,963	$ 8,406,068
From net realized gain
Class A	$ 4,621,520	$ 2,739,513
Class T	2,807,775	2,384,892
Class B	621,810	622,101
Class C	856,462	694,561
Institutional Class	596,525	500,841
Total	$ 9,504,092	$ 6,941,908
Advisor Freedom 2020
From net investment income
Class A	$ 1,076,652	$ 6,850,858
Class T	592,540	5,698,586
Class B	12,991	810,487
Class C	12,847	784,767
Institutional Class	108,201	538,403
Total	$ 1,803,231	$ 14,683,101
From net realized gain
Class A	$ 9,210,820	$ 7,537,514
Class T	7,601,614	7,396,310
Class B	1,500,465	1,713,469
Class C	1,483,387	1,527,861
Institutional Class	735,133	529,548
Total	$ 20,531,419	$ 18,704,702
Advisor Freedom 2025
From net investment income
Class A	$ 635,220	$ 3,125,692
Class T	208,556	1,560,568
Class B	2,999	278,660
Class C	5,200	229,679
Institutional Class	38,028	152,090
Total	$ 890,003	$ 5,346,689
From net realized gain
Class A	$ 5,590,109	$ 3,415,791
Class T	2,698,569	2,067,705
Class B	659,451	626,709
Class C	571,994	496,499
Institutional Class	269,876	137,982
Total	$ 9,789,999	$ 6,744,686

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom 2030
From net investment income
Class A	$ 466,901	$ 3,346,670
Class T	183,960	2,694,894
Class B	-	337,549
Class C	-	318,345
Institutional Class	51,812	235,961
Total	$ 702,673	$ 6,933,419
From net realized gain
Class A	$ 7,470,782	$ 4,490,893
Class T	5,886,700	4,779,075
Class B	1,150,593	1,090,033
Class C	1,104,069	983,447
Institutional Class	596,869	290,014
Total	$ 16,209,013	$ 11,633,462
Advisor Freedom 2035
From net investment income
Class A	$ 123,166	$ 1,192,816
Class T	-	710,451
Class B	-	137,177
Class C	-	115,447
Institutional Class	12,448	54,126
Total	$ 135,614	$ 2,210,017
From net realized gain
Class A	$ 3,187,594	$ 1,548,250
Class T	1,672,483	1,184,405
Class B	430,673	371,468
Class C	356,687	297,049
Institutional Class	153,529	61,111
Total	$ 5,800,966	$ 3,462,283
Advisor Freedom 2040
From net investment income
Class A	$ 284,116	$ 2,619,392
Class T	93,317	2,038,155
Class B	-	289,047
Class C	-	344,514
Institutional Class	34,639	183,929
Total	$ 412,072	$ 5,475,037
From net realized gain
Class A	$ 5,946,595	$ 3,781,697
Class T	4,882,856	3,639,201
Class B	991,796	826,884
Class C	1,134,278	978,964
Institutional Class	472,894	215,991
Total	$ 13,428,419	$ 9,442,737

Semiannual Report

8. Distributions to Shareholders - continued

	Six months ended September 30, 2007	Year ended March 31, 2007A
Advisor Freedom 2045
From net investment income
Class A	$ 7,149	$ 17,761
Class T	-	11,873
Class B	-	1,977
Class C	-	2,080
Institutional Class	729	1,576
Total	$ 7,878	$ 35,267
From net realized gain
Class A	$ 97,221	$ 11,838
Class T	24,461	8,362
Class B	5,082	2,103
Class C	4,707	2,262
Institutional Class	6,196	998
Total	$ 137,667	$ 25,563
Advisor Freedom 2050
From net investment income
Class A	$ 4,278	$ 36,386
Class T	-	8,564
Class B	-	4,114
Class C	-	4,848
Institutional Class	938	3,118
Total	$ 5,216	$ 57,030
From net realized gain
Class A	$ 138,919	$ 24,808
Class T	37,548	6,344
Class B	11,699	3,578
Class C	15,015	4,617
Institutional Class	11,370	2,011
Total	$ 214,551	$ 41,358

A For the period June 1, 2006 (commencement of operations) to March 31, 2007.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom Income
Class A
Shares sold	2,489,013	3,998,819	$ 26,890,047	$ 42,215,890
Reinvestment of distributions	114,411	102,485	1,228,782	1,078,852
Shares redeemed	(1,038,858)	(1,230,892)	(11,156,732)	(12,986,012)
Net increase (decrease)	1,564,566	2,870,412	$ 16,962,097	$ 30,308,730
Class T
Shares sold	1,272,968	2,071,786	$ 13,773,628	$ 21,825,406
Reinvestment of distributions	80,607	122,503	865,649	1,286,011
Shares redeemed	(832,681)	(1,579,074)	(8,952,204)	(16,645,393)
Net increase (decrease)	520,894	615,215	$ 5,687,073	$ 6,466,024
Class B
Shares sold	59,579	104,130	$ 647,085	$ 1,094,305
Reinvestment of distributions	7,762	14,103	83,300	147,869
Shares redeemed	(65,124)	(116,492)	(700,775)	(1,222,471)
Net increase (decrease)	2,217	1,741	$ 29,610	$ 19,703
Class C
Shares sold	304,878	289,104	$ 3,297,808	$ 3,032,611
Reinvestment of distributions	19,927	31,301	213,766	328,081
Shares redeemed	(179,862)	(384,133)	(1,936,539)	(4,025,882)
Net increase (decrease)	144,943	(63,728)	$ 1,575,035	$ (665,190)
Institutional Class
Shares sold	258,907	209,024	$ 2,558,045	$ 2,227,313
Reinvestment of distributions	7,790	5,153	83,810	54,344
Shares redeemed	(113,259)	(61,571)	(1,221,499)	(653,326)
Net increase (decrease)	153,438	152,606	$ 1,420,356	$ 1,628,331
Advisor Freedom 2005
Class A
Shares sold	2,135,201	3,787,746	$ 25,712,646	$ 43,883,709
Reinvestment of distributions	57,610	76,807	694,205	885,668
Shares redeemed	(1,301,979)	(1,115,226)	(15,708,285)	(12,859,998)
Net increase (decrease)	890,832	2,749,327	$ 10,698,566	$ 31,909,379
Class T
Shares sold	553,778	1,234,660	$ 6,662,973	$ 14,090,491
Reinvestment of distributions	22,063	47,993	265,634	550,611
Shares redeemed	(510,049)	(793,872)	(6,138,013)	(9,030,257)
Net increase (decrease)	65,792	488,781	$ 790,594	$ 5,610,845
Class B
Shares sold	38,451	116,869	$ 461,465	$ 1,310,125
Reinvestment of distributions	3,391	8,797	40,757	100,501
Shares redeemed	(67,752)	(128,275)	(809,406)	(1,454,001)
Net increase (decrease)	(25,910)	(2,609)	$ (307,184)	$ (43,375)
Class C
Shares sold	179,752	232,197	$ 2,144,368	$ 2,619,306
Reinvestment of distributions	8,086	18,367	97,028	209,932
Shares redeemed	(100,558)	(153,843)	(1,204,393)	(1,749,764)
Net increase (decrease)	87,280	96,721	$ 1,037,003	$ 1,079,474
Institutional Class
Shares sold	208,091	208,498	$ 2,531,587	$ 2,404,546
Reinvestment of distributions	4,631	6,260	55,994	72,336
Shares redeemed	(158,439)	(47,487)	(1,914,509)	(552,920)
Net increase (decrease)	54,283	167,271	$ 673,072	$ 1,923,962

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom 2010
Class A
Shares sold	7,943,066	13,374,637	$ 99,406,669	$ 159,853,302
Reinvestment of distributions	311,094	545,669	3,891,788	6,515,960
Shares redeemed	(3,981,038)	(6,124,760)	(49,927,472)	(71,950,410)
Net increase (decrease)	4,273,122	7,795,546	$ 53,370,985	$ 94,418,852
Class T
Shares sold	3,899,228	8,317,218	$ 48,619,601	$ 97,643,792
Reinvestment of distributions	231,679	503,504	2,889,038	5,992,339
Shares redeemed	(2,646,524)	(5,095,468)	(33,067,502)	(60,236,553)
Net increase (decrease)	1,484,383	3,725,254	$ 18,441,137	$ 43,399,578
Class B
Shares sold	274,361	554,718	$ 3,388,294	$ 6,527,082
Reinvestment of distributions	34,073	80,803	423,864	957,744
Shares redeemed	(291,335)	(632,615)	(3,629,179)	(7,468,667)
Net increase (decrease)	17,099	2,906	$ 182,979	$ 16,159
Class C
Shares sold	931,241	1,325,915	$ 11,537,685	$ 15,583,541
Reinvestment of distributions	47,756	100,155	592,653	1,185,377
Shares redeemed	(436,770)	(814,977)	(5,409,144)	(9,586,446)
Net increase (decrease)	542,227	611,093	$ 6,721,194	$ 7,182,472
Institutional Class
Shares sold	1,085,968	1,216,876	$ 13,685,736	$ 14,661,891
Reinvestment of distributions	28,770	41,121	361,062	492,727
Shares redeemed	(508,030)	(440,638)	(6,367,875)	(5,177,492)
Net increase (decrease)	606,708	817,359	$ 7,678,923	$ 9,977,126
Advisor Freedom 2015
Class A
Shares sold	11,234,170	16,710,642	$ 142,244,474	$ 200,771,970
Reinvestment of distributions	435,346	551,943	5,507,119	6,663,795
Shares redeemed	(4,625,620)	(4,573,003)	(58,648,102)	(54,952,585)
Net increase (decrease)	7,043,896	12,689,582	$ 89,103,491	$ 152,483,180
Class T
Shares sold	3,089,157	7,721,319	$ 39,046,280	$ 92,149,992
Reinvestment of distributions	256,242	409,024	3,236,332	4,918,891
Shares redeemed	(2,344,380)	(3,704,390)	(29,736,256)	(44,146,399)
Net increase (decrease)	1,001,019	4,425,953	$ 12,546,356	$ 52,922,484
Class B
Shares sold	482,405	956,714	$ 6,055,097	$ 11,262,926
Reinvestment of distributions	49,900	84,955	628,245	1,017,658
Shares redeemed	(388,843)	(539,119)	(4,894,736)	(6,415,601)
Net increase (decrease)	143,462	502,550	$ 1,788,606	$ 5,864,983
Class C
Shares sold	899,321	2,127,630	$ 11,306,007	$ 25,214,598
Reinvestment of distributions	65,870	94,790	828,644	1,136,191
Shares redeemed	(479,899)	(651,145)	(6,030,332)	(7,748,011)
Net increase (decrease)	485,292	1,571,275	$ 6,104,319	$ 18,602,778
Institutional Class
Shares sold	1,532,817	1,369,022	$ 19,610,117	$ 16,393,429
Reinvestment of distributions	57,423	97,887	729,850	1,185,250
Shares redeemed	(851,436)	(549,649)	(10,820,853)	(6,624,103)
Net increase (decrease)	738,804	917,260	$ 9,519,114	$ 10,954,576

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom 2020
Class A
Shares sold	14,140,419	23,846,967	$ 195,629,725	$ 308,792,249
Reinvestment of distributions	734,294	1,084,342	10,155,281	14,167,012
Shares redeemed	(5,596,287)	(9,148,908)	(77,555,914)	(115,715,246)
Net increase (decrease)	9,278,426	15,782,401	$ 128,229,092	$ 207,244,015
Class T
Shares sold	6,895,681	15,749,378	$ 95,198,741	$ 200,592,709
Reinvestment of distributions	589,607	996,748	8,142,464	13,003,180
Shares redeemed	(4,891,410)	(7,788,390)	(67,730,132)	(100,250,106)
Net increase (decrease)	2,593,878	8,957,736	$ 35,611,073	$ 113,345,783
Class B
Shares sold	700,522	1,566,662	$ 9,633,024	$ 20,015,458
Reinvestment of distributions	104,970	185,085	1,444,390	2,401,388
Shares redeemed	(435,744)	(914,111)	(5,998,971)	(11,718,717)
Net increase (decrease)	369,748	837,636	$ 5,078,443	$ 10,698,129
Class C
Shares sold	1,636,970	2,364,641	$ 22,478,859	$ 30,268,265
Reinvestment of distributions	95,827	157,258	1,317,618	2,039,411
Shares redeemed	(1,134,216)	(982,764)	(15,555,400)	(12,533,396)
Net increase (decrease)	598,581	1,539,135	$ 8,241,077	$ 19,774,280
Institutional Class
Shares sold	2,017,472	1,665,024	$ 28,178,563	$ 21,746,839
Reinvestment of distributions	57,039	72,996	792,272	958,005
Shares redeemed	(647,171)	(567,015)	(9,012,037)	(7,296,379)
Net increase (decrease)	1,427,340	1,171,005	$ 19,958,798	$ 15,408,465
Advisor Freedom 2025
Class A
Shares sold	10,749,382	15,737,696	$ 143,668,211	$ 197,945,688
Reinvestment of distributions	462,878	518,473	6,188,684	6,492,103
Shares redeemed	(3,917,898)	(3,113,289)	(52,345,490)	(38,954,335)
Net increase (decrease)	7,294,362	13,142,880	$ 97,511,405	$ 165,483,456
Class T
Shares sold	3,242,605	7,015,432	$ 43,400,474	$ 87,481,183
Reinvestment of distributions	216,265	288,574	2,895,780	3,613,946
Shares redeemed	(2,050,048)	(2,276,653)	(27,600,740)	(28,529,518)
Net increase (decrease)	1,408,822	5,027,353	$ 18,695,514	$ 62,565,611
Class B
Shares sold	527,552	998,291	$ 7,016,039	$ 12,299,748
Reinvestment of distributions	48,179	70,208	640,303	869,570
Shares redeemed	(271,342)	(348,807)	(3,602,922)	(4,303,451)
Net increase (decrease)	304,389	719,692	$ 4,053,420	$ 8,865,867
Class C
Shares sold	591,862	1,074,566	$ 7,867,220	$ 13,324,519
Reinvestment of distributions	39,629	52,399	526,674	649,142
Shares redeemed	(245,558)	(255,502)	(3,255,990)	(3,161,389)
Net increase (decrease)	385,933	871,463	$ 5,137,904	$ 10,812,272
Institutional Class
Shares sold	1,316,731	801,952	$ 17,839,385	$ 10,021,125
Reinvestment of distributions	22,321	22,778	299,767	286,866
Shares redeemed	(406,332)	(178,765)	(5,474,481)	(2,201,208)
Net increase (decrease)	932,720	645,965	$ 12,664,671	$ 8,106,783

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007	Six months ended September 30, 2007	Year ended March 31, 2007
Advisor Freedom 2030
Class A
Shares sold	10,886,174	16,253,114	$ 160,366,397	$ 222,796,744
Reinvestment of distributions	536,032	566,443	7,879,676	7,751,676
Shares redeemed	(3,456,871)	(4,408,382)	(50,884,181)	(59,297,181)
Net increase (decrease)	7,965,335	12,411,175	$ 117,361,892	$ 171,251,239
Class T
Shares sold	5,014,423	10,263,782	$ 73,615,903	$ 137,668,691
Reinvestment of distributions	410,788	543,658	6,022,156	7,398,466
Shares redeemed	(3,118,732)	(4,719,385)	(45,953,389)	(64,003,737)
Net increase (decrease)	2,306,479	6,088,055	$ 33,684,670	$ 81,063,420
Class B
Shares sold	554,947	1,215,032	$ 8,101,695	$ 16,319,475
Reinvestment of distributions	76,250	101,708	1,112,493	1,372,910
Shares redeemed	(263,476)	(523,647)	(3,842,330)	(7,048,793)
Net increase (decrease)	367,721	793,093	$ 5,371,858	$ 10,643,592
Class C
Shares sold	716,868	1,532,477	$ 10,479,366	$ 20,559,653
Reinvestment of distributions	69,501	87,426	1,014,013	1,180,816
Shares redeemed	(409,629)	(617,269)	(5,945,538)	(8,273,949)
Net increase (decrease)	376,740	1,002,634	$ 5,547,841	$ 13,466,520
Institutional Class
Shares sold	1,584,666	1,246,804	$ 23,527,396	$ 17,216,002
Reinvestment of distributions	40,049	31,872	590,726	437,589
Shares redeemed	(447,155)	(347,902)	(6,620,607)	(4,676,681)
Net increase (decrease)	1,177,560	930,774	$ 17,497,515	$ 12,976,910
Advisor Freedom 2035
Class A
Shares sold	6,818,750	7,937,543	$ 94,756,611	$ 102,858,844
Reinvestment of distributions	236,603	209,021	3,284,026	2,703,345
Shares redeemed	(1,881,392)	(1,209,654)	(26,147,339)	(15,624,179)
Net increase (decrease)	5,173,961	6,936,910	$ 71,893,298	$ 89,938,010
Class T
Shares sold	1,918,517	4,037,876	$ 26,549,929	$ 51,279,521
Reinvestment of distributions	120,717	146,879	1,668,310	1,885,587
Shares redeemed	(1,271,735)	(1,479,180)	(17,622,198)	(18,890,769)
Net increase (decrease)	767,499	2,705,575	$ 10,596,041	$ 34,274,339
Class B
Shares sold	383,910	657,867	$ 5,271,116	$ 8,288,850
Reinvestment of distributions	30,678	39,171	421,214	497,716
Shares redeemed	(121,776)	(185,316)	(1,669,727)	(2,339,596)
Net increase (decrease)	292,812	511,722	$ 4,022,603	$ 6,446,970
Class C
Shares sold	386,558	675,368	$ 5,315,628	$ 8,503,831
Reinvestment of distributions	24,135	29,650	331,612	377,444
Shares redeemed	(168,247)	(231,098)	(2,304,931)	(2,893,598)
Net increase (decrease)	242,446	473,920	$ 3,342,309	$ 5,987,677
Institutional Class
Shares sold	778,659	411,593	$ 10,914,155	$ 5,305,575
Reinvestment of distributions	11,779	8,649	163,958	112,282
Shares redeemed	(209,410)	(121,717)	(2,926,432)	(1,582,064)
Net increase (decrease)	581,028	298,525	$ 8,151,681	$ 3,835,793

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007A	Six months ended September 30, 2007	Year ended March 31, 2007A
Advisor Freedom 2040
Class A
Shares sold	7,041,979	11,078,922	$ 107,125,593	$ 155,096,929
Reinvestment of distributions	407,734	449,793	6,177,157	6,329,119
Shares redeemed	(2,562,249)	(3,247,820)	(38,929,220)	(44,707,746)
Net increase (decrease)	4,887,464	8,280,895	$ 74,373,530	$ 116,718,302
Class T
Shares sold	3,998,970	8,566,986	$ 60,492,126	$ 118,422,507
Reinvestment of distributions	328,824	404,471	4,968,524	5,668,499
Shares redeemed	(2,449,071)	(3,731,784)	(37,093,562)	(51,893,964)
Net increase (decrease)	1,878,723	5,239,673	$ 28,367,088	$ 72,197,042
Class B
Shares sold	566,487	1,165,934	$ 8,495,666	$ 16,033,302
Reinvestment of distributions	64,295	78,169	964,428	1,084,424
Shares redeemed	(248,597)	(454,770)	(3,727,839)	(6,294,964)
Net increase (decrease)	382,185	789,333	$ 5,732,255	$ 10,822,762
Class C
Shares sold	601,934	1,529,531	$ 9,020,634	$ 20,942,119
Reinvestment of distributions	71,336	88,855	1,070,048	1,232,104
Shares redeemed	(512,755)	(742,685)	(7,695,309)	(10,212,837)
Net increase (decrease)	160,515	875,701	$ 2,395,373	$ 11,961,386
Institutional Class
Shares sold	933,397	962,985	$ 14,222,281	$ 13,586,544
Reinvestment of distributions	30,594	23,689	465,035	335,253
Shares redeemed	(400,131)	(205,086)	(6,124,283)	(2,855,861)
Net increase (decrease)	563,860	781,588	$ 8,563,033	$ 11,065,936
Advisor Freedom 2045
Class A
Shares sold	1,718,299	1,214,659	$ 19,873,016	$ 13,198,339
Reinvestment of distributions	9,000	2,732	104,313	29,586
Shares redeemed	(366,982)	(81,608)	(4,235,093)	(893,392)
Net increase (decrease)	1,360,317	1,135,783	$ 15,742,236	$ 12,334,533
Class T
Shares sold	430,368	328,167	$ 4,964,913	$ 3,531,809
Reinvestment of distributions	2,110	1,870	24,434	20,235
Shares redeemed	(89,808)	(27,302)	(1,046,233)	(296,286)
Net increase (decrease)	342,670	302,735	$ 3,943,114	$ 3,255,758
Class B
Shares sold	106,642	70,701	$ 1,229,507	$ 743,408
Reinvestment of distributions	421	377	4,870	4,080
Shares redeemed	(14,191)	(588)	(161,494)	(6,408)
Net increase (decrease)	92,872	70,490	$ 1,072,883	$ 741,080
Class C
Shares sold	102,012	75,902	$ 1,187,485	$ 795,052
Reinvestment of distributions	398	334	4,591	3,613
Shares redeemed	(19,029)	(6,312)	(218,184)	(68,258)
Net increase (decrease)	83,381	69,924	$ 973,892	$ 730,407
Institutional Class
Shares sold	280,313	64,697	$ 3,269,730	$ 696,742
Reinvestment of distributions	596	237	6,924	2,574
Shares redeemed	(40,038)	(8,061)	(464,266)	(89,051)
Net increase (decrease)	240,871	56,873	$ 2,812,388	$ 610,265

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2007	Year ended March 31, 2007A	Six months ended September 30, 2007	Year ended March 31, 2007A
Advisor Freedom 2050
Class A
Shares sold	1,551,382	1,276,625	$ 17,928,661	$ 13,684,931
Reinvestment of distributions	12,340	5,624	142,774	60,797
Shares redeemed	(241,254)	(113,051)	(2,783,061)	(1,223,026)
Net increase (decrease)	1,322,468	1,169,198	$ 15,288,374	$ 12,522,702
Class T
Shares sold	625,017	354,770	$ 7,241,815	$ 3,810,949
Reinvestment of distributions	3,250	1,380	37,534	14,908
Shares redeemed	(165,303)	(36,828)	(1,917,010)	(403,059)
Net increase (decrease)	462,964	319,322	$ 5,362,339	$ 3,422,798
Class B
Shares sold	110,966	111,977	$ 1,280,866	$ 1,191,055
Reinvestment of distributions	962	705	11,092	7,610
Shares redeemed	(19,736)	(5,659)	(224,199)	(61,502)
Net increase (decrease)	92,192	107,023	$ 1,067,759	$ 1,137,163
Class C
Shares sold	212,783	144,191	$ 2,455,935	$ 1,517,547
Reinvestment of distributions	1,284	871	14,787	9,399
Shares redeemed	(45,322)	(7,985)	(506,055)	(87,268)
Net increase (decrease)	168,745	137,077	$ 1,964,667	$ 1,439,678
Institutional Class
Shares sold	333,971	90,084	$ 3,902,706	$ 973,960
Reinvestment of distributions	1,063	474	12,308	5,129
Shares redeemed	(112,849)	(1,782)	(1,319,484)	(19,668)
Net increase (decrease)	222,185	88,776	$ 2,595,530	$ 959,421

A Share transactions for Advisor Freedom 2045 and Advisor Freedom 2050 are for the period June 1, 2006 (commencement of operations) to September 30, 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Investment Performance and Compliance (except Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund). The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a proprietary custom index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Advisor Freedom 2015 Fund and Advisor Freedom 2030 Fund, because each fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class C of the fund and the cumulative total returns of a proprietary custom index ("benchmark"). The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than Advisor Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Advisor Freedom 2005 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2010 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2015 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Advisor Freedom 2020 Fund

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2025 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2030 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom 2035 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Advisor Freedom 2040 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Advisor Freedom Income Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance (Advisor Freedom 2045 Fund and Advisor Freedom 2050 Fund). The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because each fund had been in operation for less than one calendar year. Once a fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Advisor Freedom 2005 Fund

Semiannual Report

Advisor Freedom 2010 Fund

Advisor Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2020 Fund

Advisor Freedom 2025 Fund

Semiannual Report

Advisor Freedom 2030 Fund

Advisor Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Advisor Freedom 2040 Fund

Advisor Freedom 2045 Fund

Semiannual Report

Advisor Freedom 2050 Fund

Advisor Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that, for Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund, Advisor Freedom 2040 Fund and Advisor Freedom Income Fund, the management fees shown in prior years reflect each fund's previous all-inclusive management fee. For a more meaningful comparison of management fees, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that net management fees may have varied from year to year because of differences in non-management expenses, and that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board noted that each fund invests in Institutional Class of the underlying fund (if that underlying fund offers multiple classes of shares) to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Institutional Class of each underlying fund (or the underlying fund, if that underlying fund does not offer multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

AFFI-USAN-1107
1.792159.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Freedom Funds ® -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

September 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2000	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2035	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2040	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2045	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2050	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Freedom Funds

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Freedom Income
Actual	$ 1,000.00	$ 1,031.30	$ -
Hypothetical A	$ 1,000.00	$ 1,025.00	$ -
Freedom 2000
Actual	$ 1,000.00	$ 1,037.40	$ -
Hypothetical A	$ 1,000.00	$ 1,025.00	$ -
Freedom 2005
Actual	$ 1,000.00	$ 1,057.90	$ -
Hypothetical A	$ 1,000.00	$ 1,025.00	$ -
Freedom 2010
Actual	$ 1,000.00	$ 1,061.10	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Freedom 2015
Actual	$ 1,000.00	$ 1,064.80	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2020
Actual	$ 1,000.00	$ 1,077.30	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2025
Actual	$ 1,000.00	$ 1,077.30	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2030
Actual	$ 1,000.00	$ 1,089.10	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2035
Actual	$ 1,000.00	$ 1,089.20	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2040
Actual	$ 1,000.00	$ 1,091.00	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2045
Actual	$ 1,000.00	$ 1,095.30	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -
Freedom 2050
Actual	$ 1,000.00	$ 1,097.90	$ -
HypotheticalA	$ 1,000.00	$ 1,025.00	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Freedom Income	0.00%
Freedom 2000	0.00%
Freedom 2005	0.00%
Freedom 2010	0.00%
Freedom 2015	0.00%
Freedom 2020	0.00%
Freedom 2025	0.00%
Freedom 2030	0.00%
Freedom 2035	0.00%
Freedom 2040	0.00%
Freedom 2045	0.00%
Freedom 2050	0.00%

Semiannual

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	2.9	0.0*
Fidelity Blue Chip Growth Fund	1.8	2.9
Fidelity Disciplined Equity Fund	3.3	3.1
Fidelity Equity Income Fund	3.2	3.1
Fidelity Growth Company Fund	2.4	2.2
Fidelity Mid-Cap Stock Fund	2.3	2.4
Fidelity OTC Portfolio	1.1	1.6
Fidelity Small Cap Growth Fund	0.3	0.2
Fidelity Small Cap Opportunities Fund	0.5	0.0*
Fidelity Small Cap Value Fund	0.2	0.2
Fidelity Value Fund	2.2	2.0
Fidelity Growth & Income Portfolio	0.0	3.0
Fidelity Small Cap Independence Fund	0.0	0.4
	20.2	21.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.4
Fidelity High Income Fund	2.4	2.4
	4.7	4.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	8.7
Fidelity Intermediate Bond Fund	6.5	6.9
Fidelity Investment Grade Bond Fund	11.4	12.1
Fidelity Strategic Real Return Fund	6.8	7.1
Fidelity Total Bond Fund	2.8	0.0*
	35.1	34.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	18.5	6.1
Fidelity Retirement Money Market Portfolio	1.3	13.6
Fidelity Short-Term Bond Fund	20.2	19.6
	40.0	39.3
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	20.2%
Investment Grade Fixed-Income Funds	35.1%
High Yield Fixed-Income Funds	4.7%
Short-Term Funds	40.0%

Six months ago
Domestic Equity Funds	21.1%
Investment Grade Fixed-Income Funds	34.8%
High Yield Fixed-Income Funds	4.8%
Short-Term Funds	39.3%

Expected
Domestic Equity Funds	20.0%
Investment Grade Fixed-Income Funds	35.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	40.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.2%
	Shares	Value
Domestic Equity Funds - 20.2%
Fidelity 100 Index Fund	6,553,034	$ 72,738,680
Fidelity Blue Chip Growth Fund	1,006,896	45,954,734
Fidelity Disciplined Equity Fund	2,590,324	83,071,699
Fidelity Equity Income Fund	1,306,610	80,657,030
Fidelity Growth Company Fund (a)	727,577	60,301,588
Fidelity Mid-Cap Stock Fund	1,823,507	58,060,453
Fidelity OTC Portfolio (a)	544,781	27,849,197
Fidelity Small Cap Growth Fund	408,557	6,410,264
Fidelity Small Cap Opportunities Fund	1,278,038	12,550,335
Fidelity Small Cap Value Fund	429,746	6,110,991
Fidelity Value Fund	616,434	54,474,282
TOTAL EQUITY FUNDS (Cost $393,478,218)		508,179,253
Fixed-Income Funds - 39.8%

High Yield Fixed - Income Funds - 4.7%
Fidelity Capital & Income Fund	6,636,132	59,327,024
Fidelity High Income Fund	6,709,230	59,510,868
TOTAL HIGH YIELD FIXED - INCOME FUNDS		118,837,892
Investment Grade Fixed - Income Funds - 35.1%
Fidelity Government Income Fund	18,957,133	192,035,760
Fidelity Intermediate Bond Fund	16,088,545	163,459,618
Fidelity Investment Grade Bond Fund	39,600,852	285,918,152
Fidelity Strategic Real Return Fund	16,776,692	172,128,863
Fidelity Total Bond Fund	6,907,836	71,288,872
TOTAL INVESTMENT GRADE FIXED - INCOME FUNDS		884,831,265
TOTAL FIXED-INCOME FUNDS (Cost $1,003,178,937)		1,003,669,157
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class I	465,903,127	465,903,127
Fidelity Retirement Money Market Portfolio	31,887,358	31,887,358
Fidelity Short-Term Bond Fund	58,574,756	509,600,377
TOTAL SHORT-TERM FUNDS (Cost $1,015,162,535)		1,007,390,862
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,411,819,690)		$ 2,519,239,272
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $2,411,819,690) - See accompanying schedule		$ 2,519,239,272
Cash		30
Receivable for investments sold		1,669,105
Receivable for fund shares sold		4,499,275
Total assets		2,525,407,682

Liabilities
Payable for investments purchased	$ 11,365
Payable for fund shares redeemed	6,158,187
Total liabilities		6,169,552

Net Assets		$ 2,519,238,130
Net Assets consist of:
Paid in capital		$ 2,388,564,028
Undistributed net investment income		10,269,673
Accumulated undistributed net realized gain (loss) on investments		12,984,847
Net unrealized appreciation (depreciation) on investments		107,419,582
Net Assets, for 215,226,602 shares outstanding		$ 2,519,238,130
Net Asset Value, offering price and redemption price per share ($2,519,238,130 ÷ 215,226,602 shares)		$ 11.71

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 49,439,101
Interest		449
Total income		49,439,550

Expenses
Independent trustees' compensation	$ 4,309
Total expenses before reductions	4,309
Expense reductions	(4,309)	-
Net investment income (loss)		49,439,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on: Investment securities:
Unaffiliated issuers	(468,858)
Sales of underlying affiliated fund shares	7,147,396
Capital gain distributions from underlying funds	7,201,381	13,879,919
Change in net unrealized appreciation (depreciation) on underlying funds		11,534,846
Net gain (loss)		25,414,765
Net increase (decrease) in net assets resulting from operations		$ 74,854,315

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,439,550	$ 84,760,469
Net realized gain (loss)	13,879,919	32,141,273
Change in net unrealized appreciation (depreciation)	11,534,846	24,044,262
Net increase (decrease) in net assets resulting from operations	74,854,315	140,946,004
Distributions to shareholders from net investment income	(47,833,445)	(84,752,207)
Distributions to shareholders from net realized gain	(16,349,466)	(23,141,560)
Total distributions	(64,182,911)	(107,893,767)
Share transactions Proceeds from sales of shares	520,420,477	812,741,404
Reinvestment of distributions	63,518,966	106,754,869
Cost of shares redeemed	(451,649,998)	(708,302,045)
Net increase (decrease) in net assets resulting from share transactions	132,289,445	211,194,228
Total increase (decrease) in net assets	142,960,849	244,246,465

Net Assets
Beginning of period	2,376,277,281	2,132,030,816
End of period (including undistributed net investment income of $10,269,673 and undistributed net investment income of $8,663,568, respectively)	$ 2,519,238,130	$ 2,376,277,281
Other Information Shares
Sold	44,706,308	70,682,404
Issued in reinvestment of distributions	5,456,765	9,296,641
Redeemed	(38,774,738)	(61,664,856)
Net increase (decrease)	11,388,335	18,314,189

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Years ended March 31,
		2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.49	$ 11.20	$ 11.24	$ 10.59	$ 10.89
Income from Investment Operations
Net investment income (loss)D	.24	.44	.35	.22	.18	.24
Net realized and unrealized gain (loss)	.12	.29	.28	(.01)	.75	(.27)
Total from investment operations	.36	.73	.63	.21	.93	(.03)
Distributions from net investment income	(.23)	(.44)	(.31)	(.23)	(.22)	(.27)
Distributions from net realized gain	(.08)	(.12)	(.03)	(.02)	(.06)	-
Total distributions	(.31)	(.56)	(.34)	(.25)	(.28)	(.27)
Net asset value, end of period	$ 11.71	$ 11.66	$ 11.49	$ 11.20	$ 11.24	$ 10.59
Total Return B,C	3.13%	6.54%	5.71%	1.86%	8.87%	(.23)%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.00% A	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00% A	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.00% A	.01%	.08%	.08%	.08%
Net investment income (loss)	4.05% A	3.81%	3.07%	1.97%	1.68%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,519,238	$ 2,376,277	$ 2,132,031	$ 1,944,903	$ 1,753,286	$ 1,242,816
Portfolio turnover rate	30% G	26%	18%	7%	6%	7%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. GPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.0	0.0*
Fidelity Blue Chip Growth Fund	3.6	5.3
Fidelity Disciplined Equity Fund	6.4	5.9
Fidelity Equity Income Fund	6.4	5.9
Fidelity Growth Company Fund	4.7	4.3
Fidelity Mid-Cap Stock Fund	4.5	4.7
Fidelity OTC Portfolio	2.1	2.9
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Opportunities Fund	1.0	0.0*
Fidelity Small Cap Value Fund	0.5	0.5
Fidelity Value Fund	4.3	4.1
Fidelity Growth & Income Portfolio	0.0	5.1
Fidelity Small Cap Independence Fund	0.0	0.7
	40.0	39.9
International Equity Funds
Fidelity Diversified International Fund	2.4	2.4
Fidelity Europe Fund	3.2	3.3
Fidelity Japan Fund	0.9	1.0
Fidelity Overseas Fund	2.5	2.5
Fidelity Southeast Asia Fund	0.6	0.5
	9.6	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.5
Fidelity High Income Fund	2.3	2.5
	4.7	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.0	8.5
Fidelity Intermediate Bond Fund	5.8	6.8
Fidelity Investment Grade Bond Fund	10.0	11.9
Fidelity Strategic Real Return Fund	6.6	6.8
Fidelity Total Bond Fund	4.8	0.1
	34.2	34.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	4.0	1.7
Fidelity Retirement Money Market Portfolio	1.1	3.9
Fidelity Short-Term Bond Fund	6.4	5.7
	11.5	11.3
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.0%
International Equity Funds	9.6%
Investment Grade Fixed-Income Funds	34.2%
High Yield Fixed-Income Funds	4.7%
Short-Term Funds	11.5%

Six months ago
Domestic Equity Funds	39.9%
International Equity Funds	9.7%
Investment Grade Fixed-Income Funds	34.1%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.3%

Expected
Domestic Equity Funds	38.9%
International Equity Funds	9.0%
Investment Grade Fixed-Income Funds	34.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	13.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2005 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 40.0%
Fidelity 100 Index Fund	5,575,226	$ 61,885,013
Fidelity Blue Chip Growth Fund	800,257	36,523,752
Fidelity Disciplined Equity Fund	2,047,966	65,678,266
Fidelity Equity Income Fund	1,056,017	65,187,929
Fidelity Growth Company Fund (a)	580,230	48,089,503
Fidelity Mid-Cap Stock Fund	1,450,830	46,194,415
Fidelity OTC Portfolio (a)	421,855	21,565,205
Fidelity Small Cap Growth Fund	337,525	5,295,769
Fidelity Small Cap Opportunities Fund	1,037,746	10,190,661
Fidelity Small Cap Value Fund	366,267	5,208,318
Fidelity Value Fund	494,596	43,707,492
TOTAL DOMESTIC EQUITY FUNDS		409,526,323
International Equity Funds - 9.6%
Fidelity Diversified International Fund	561,043	24,152,901
Fidelity Europe Fund	743,909	33,141,132
Fidelity Japan Fund	500,426	8,942,605
Fidelity Overseas Fund	463,783	25,220,531
Fidelity Southeast Asia Fund	153,235	6,682,569
TOTAL INTERNATIONAL EQUITY FUNDS		98,139,738
TOTAL EQUITY FUNDS (Cost $435,783,978)		507,666,061
Fixed-Income Funds - 38.9%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	2,659,860	23,779,153
Fidelity High Income Fund	2,669,592	23,679,282
TOTAL HIGH YIELD FIXED - INCOME FUNDS		47,458,435
Investment Grade Fixed-Income Funds - 34.2%
Fidelity Government Income Fund	7,117,803	72,103,344
Fidelity Intermediate Bond Fund	5,807,472	59,003,915
Fidelity Investment Grade Bond Fund	14,128,351	102,006,697
Fidelity Strategic Real Return Fund	6,556,698	67,271,726
Fidelity Total Bond Fund	4,797,215	49,507,258
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		349,892,940
TOTAL FIXED-INCOME FUNDS (Cost $399,676,678)		397,351,375
Short-Term Funds - 11.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	41,025,474	$ 41,025,474
Fidelity Retirement Money Market Portfolio	11,600,470	11,600,470
Fidelity Short-Term Bond Fund	7,489,797	65,161,238
TOTAL SHORT-TERM FUNDS (Cost $118,749,120)		117,787,182
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $954,209,776)		$ 1,022,804,618
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $954,209,776) - See accompanying schedule		$ 1,022,804,618
Cash		6
Receivable for investments sold		160,396
Receivable for fund shares sold		2,745,852
Total assets		1,025,710,872

Liabilities
Payable for investments purchased	$ 1,512,144
Payable for fund shares redeemed	1,394,377
Total liabilities		2,906,521

Net Assets		$ 1,022,804,351
Net Assets consist of:
Paid in capital		$ 936,608,964
Undistributed net investment income		12,316,735
Accumulated undistributed net realized gain (loss) on investments		5,283,810
Net unrealized appreciation (depreciation) on investments		68,594,842
Net Assets, for 83,420,989 shares outstanding		$ 1,022,804,351
Net Asset Value, offering price and redemption price per share ($1,022,804,351 ÷ 83,420,989 shares)		$ 12.26

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 12,663,042
Interest		579
Total income		12,663,621

Expenses
Independent trustees' compensation	$ 1,628
Total expenses before reductions	1,628
Expense reductions	(1,628)	-
Net investment income (loss)		12,663,621
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities: Unaffiliated issuers	(688,262)
Sale of underlying affiliated fund shares	912,902
Capital gain distributions from underlying funds	5,545,766	5,770,406
Change in net unrealized appreciation (depreciation) on underlying funds		34,522,744
Net gain (loss)		40,293,150
Net increase (decrease) in net assets resulting from operations		$ 52,956,771

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,663,621	$ 18,028,627
Net realized gain (loss)	5,770,406	23,604,455
Change in net unrealized appreciation (depreciation)	34,522,744	13,508,627
Net increase (decrease) in net assets resulting from operations	52,956,771	55,141,709
Distributions to shareholders from net investment income	(4,503,989)	(16,755,724)
Distributions to shareholders from net realized gain	(15,017,981)	(13,457,462)
Total distributions	(19,521,970)	(30,213,186)
Share transactions Proceeds from sales of shares	267,549,019	528,505,086
Reinvestment of distributions	19,448,665	30,106,759
Cost of shares redeemed	(164,945,661)	(246,438,574)
Net increase (decrease) in net assets resulting from share transactions	122,052,023	312,173,271
Total increase (decrease) in net assets	155,486,824	337,101,794

Net Assets
Beginning of period	867,317,527	530,215,733
End of period (including undistributed net investment income of $12,316,735 and undistributed net investment income of $4,157,103, respectively)	$ 1,022,804,351	$ 867,317,527
Other Information Shares
Sold	22,283,154	45,768,587
Issued in reinvestment of distributions	1,622,066	2,597,062
Redeemed	(13,759,461)	(21,421,023)
Net increase (decrease)	10,145,759	26,944,626

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Years ended March 31,
		2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.44	$ 10.67	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.31	.28	.23	.08
Net realized and unrealized gain (loss)	.52	.62	.78	.13	.44
Total from investment operations	.68	.93	1.06	.36	.52
Distributions from net investment income	(.06)	(.29)	(.21)	(.16)	(.04)
Distributions from net realized gain	(.20)	(.24)	(.08)	(.01)	-
Total distributions	(.26)	(.53)	(.29)	(.17)	(.04)
Net asset value, end of period	$ 12.26	$ 11.84	$ 11.44	$ 10.67	$ 10.48
Total Return B,C	5.79%	8.27%	10.05%	3.44%	5.21%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.66% A	2.70%	2.55%	2.18%	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,022,804	$ 867,318	$ 530,216	$ 228,244	$ 36,483
Portfolio turnover rate	28% H	12%	4%	7%	22% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. FFor the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. HPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	4.0	0.0*
Fidelity Blue Chip Growth Fund	2.4	3.8
Fidelity Disciplined Equity Fund	4.4	4.2
Fidelity Equity Income Fund	4.3	4.1
Fidelity Growth Company Fund	3.2	2.8
Fidelity Mid-Cap Stock Fund	3.0	3.0
Fidelity OTC Portfolio	1.4	2.1
Fidelity Small Cap Growth Fund	0.3	0.2
Fidelity Small Cap Opportunities Fund	0.7	0.0*
Fidelity Small Cap Value Fund	0.3	0.2
Fidelity Value Fund	2.8	2.5
Fidelity Growth & Income Portfolio	0.0	4.1
Fidelity Small Cap Independence Fund	0.0	0.6
	26.8	27.6
International Equity Funds
Fidelity Diversified International Fund	0.2	0.2
Fidelity Europe Fund	0.3	0.3
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.2	0.3
Fidelity Southeast Asia Fund	0.0*	0.1
	0.8	1.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity High Income Fund	2.4	2.4
	4.7	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.8	7.9
Fidelity Intermediate Bond Fund	5.5	5.8
Fidelity Investment Grade Bond Fund	9.8	10.4
Fidelity Strategic Real Return Fund	6.0	6.1
Fidelity Total Bond Fund	1.9	0.0
	30.0	30.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	17.7	5.7
Fidelity Retirement Money Market Portfolio	1.3	12.7
Fidelity Short-Term Bond Fund	18.7	18.1
	37.7	36.5
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	26.8%
International Equity Funds	0.8%
Investment Grade Fixed-Income Funds	30.0%
High Yield Fixed-Income Funds	4.7%
Short-Term Funds	37.7%

Six months ago
Domestic Equity Funds	27.6%
International Equity Funds	1.0%
Investment Grade Fixed-Income Funds	30.2%
High Yield Fixed-Income Funds	4.7%
Short-Term Funds	36.5%

Expected
Domestic Equity Funds	24.2%
International Equity Funds	0.4%
Investment Grade Fixed-Income Funds	31.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	38.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 27.6%
	Shares	Value
Domestic Equity Funds - 26.8%
Fidelity 100 Index Fund	6,461,738	$ 71,725,288
Fidelity Blue Chip Growth Fund	939,072	42,859,231
Fidelity Disciplined Equity Fund	2,418,208	77,551,946
Fidelity Equity Income Fund	1,229,172	75,876,806
Fidelity Growth Company Fund (a)	675,499	55,985,325
Fidelity Mid-Cap Stock Fund	1,676,733	53,387,175
Fidelity OTC Portfolio (a)	501,626	25,643,101
Fidelity Small Cap Growth Fund	391,994	6,150,391
Fidelity Small Cap Opportunities Fund	1,206,603	11,848,843
Fidelity Small Cap Value Fund	425,504	6,050,662
Fidelity Value Fund	561,685	49,636,071
TOTAL DOMESTIC EQUITY FUNDS		476,714,839
International Equity Funds - 0.8%
Fidelity Diversified International Fund	85,779	3,692,769
Fidelity Europe Fund	113,429	5,053,249
Fidelity Japan Fund	67,749	1,210,677
Fidelity Overseas Fund	70,232	3,819,191
Fidelity Southeast Asia Fund	21,679	945,422
TOTAL INTERNATIONAL EQUITY FUNDS		14,721,308
TOTAL EQUITY FUNDS (Cost $386,316,737)		491,436,147
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund	4,686,611	41,898,304
Fidelity High Income Fund	4,736,802	42,015,437
TOTAL HIGH YIELD FIXED-INCOME FUNDS		83,913,741
Investment Grade Fixed-Income Funds - 30.0%
Fidelity Government Income Fund	11,990,049	121,459,200
Fidelity Intermediate Bond Fund	9,613,652	97,674,706
Fidelity Investment Grade Bond Fund	24,085,184	173,895,027
Fidelity Strategic Real Return Fund	10,304,958	105,728,868
Fidelity Total Bond Fund	3,278,368	33,832,758
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		532,590,559
TOTAL FIXED-INCOME FUNDS (Cost $607,458,439)		616,504,300
Short-Term Funds - 37.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	315,078,187	$ 315,078,187
Fidelity Retirement Money Market Portfolio	23,268,563	23,268,563
Fidelity Short-Term Bond Fund	38,254,879	332,817,446
TOTAL SHORT-TERM FUNDS (Cost $675,949,003)		671,164,196
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,669,724,179)		$ 1,779,104,643
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $1,669,724,179) - See accompanying schedule		$ 1,779,104,643
Cash		6
Receivable for investments sold		1,012,435
Receivable for fund shares sold		2,693,751
Total assets		1,782,810,835

Liabilities
Payable for investments purchased	$ 50,264
Payable for fund shares redeemed	3,656,730
Total liabilities		3,706,994

Net Assets		$ 1,779,103,841
Net Assets consist of:
Paid in capital		$ 1,629,209,598
Undistributed net investment income		31,837,930
Accumulated undistributed net realized gain (loss) on investments		8,675,849
Net unrealized appreciation (depreciation) on investments		109,380,464
Net Assets, for 138,016,650 shares outstanding		$ 1,779,103,841
Net Asset Value, offering price and redemption price per share ($1,779,103,841 ÷ 138,016,650 shares)		$ 12.89

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 32,394,036
Interest		571
Total income		32,394,607

Expenses
Independent trustees' compensation	$ 3,076
Total expenses before reductions	3,076
Expenses reductions	(3,076)	-
Net investment income (loss)		32,394,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers:	(631,061)
Sale of underlying affiliated fund shares	5,011,287
Capital gain distributions from underlying funds	6,562,268	10,942,494
Change in net unrealized appreciation (depreciation) on underlying funds		20,904,726
Net gain (loss)		31,847,220
Net increase (decrease) in net assets resulting from operations		$ 64,241,827

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,394,607	$ 56,704,348
Net realized gain (loss)	10,942,494	31,375,770
Change in net unrealized appreciation (depreciation)	20,904,726	16,054,294
Net increase (decrease) in net assets resulting from operations	64,241,827	104,134,412
Distributions to shareholders from net investment income	(13,481,601)	(54,996,316)
Distributions to shareholders from net realized gain	(18,874,209)	(17,909,527)
Total distributions	(32,355,810)	(72,905,843)
Share transactions Proceeds from sales of shares	280,594,385	453,634,213
Reinvestment of distributions	32,214,446	72,600,661
Cost of shares redeemed	(259,968,300)	(464,213,365)
Net increase (decrease) in net assets resulting from share transactions	52,840,531	62,021,509
Total increase (decrease) in net assets	84,726,548	93,250,078

Net Assets
Beginning of period	1,694,377,293	1,601,127,215
End of period (including undistributed net investment income of $31,837,930 and undistributed net investment income of $12,924,924, respectively)	$ 1,779,103,841	$ 1,694,377,293
Other Information Shares
Sold	22,052,056	36,227,381
Issued in reinvestment of distributions	2,536,571	5,832,782
Redeemed	(20,439,512)	(37,260,092)
Net increase (decrease)	4,149,115	4,800,071

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Years ended March 31,
		2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.66	$ 12.41	$ 12.00	$ 11.97	$ 11.01	$ 11.52
Income from Investment Operations
Net investment income (loss) D	.24	.44	.36	.24	.21	.26
Net realized and unrealized gain (loss)	.23	.38	.40	.02	.99	(.47)
Total from investment operations	.47	.82	.76	.26	1.20	(.21)
Distributions from net investment income	(.10)	(.43)	(.33)	(.23)	(.24)	(.30)
Distributions from net realized gain	(.14)	(.14)	(.02)	-	-	-
Total distributions	(.24)	(.57)	(.35)	(.23)	(.24)	(.30)
Net asset value, end of period	$ 12.89	$ 12.66	$ 12.41	$ 12.00	$ 11.97	$ 11.01
Total Return B, C	3.74%	6.72%	6.40%	2.18%	10.97%	(1.81)%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.00%	.01%	.08%	.08%	.08%
Net investment income (loss)	3.72% A	3.54%	2.98%	2.02%	1.79%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,779,104	$ 1,694,377	$ 1,601,127	$ 1,575,894	$ 1,592,068	$ 1,265,181
Portfolio turnover rate	35% G	34%	20%	11%	7%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. GPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.2	0.0*
Fidelity Blue Chip Growth Fund	4.0	5.6
Fidelity Disciplined Equity Fund	6.6	6.1
Fidelity Equity Income Fund	6.5	6.1
Fidelity Growth Company Fund	4.9	4.3
Fidelity Mid-Cap Stock Fund	4.6	4.6
Fidelity OTC Portfolio	2.5	3.1
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Opportunities Fund	1.0	0.0*
Fidelity Small Cap Value Fund	0.5	0.4
Fidelity Value Fund	4.3	3.9
Fidelity Growth & Income Portfolio	0.0	6.1
Fidelity Small Cap Independence Fund	0.0	0.8
	41.6	41.5
International Equity Funds
Fidelity Diversified International Fund	2.6	2.5
Fidelity Europe Fund	3.6	3.5
Fidelity Japan Fund	0.9	1.0
Fidelity Overseas Fund	2.7	2.6
Fidelity Southeast Asia Fund	0.7	0.6
	10.5	10.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.5
Fidelity High Income Fund	2.3	2.4
	4.6	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.2	8.5
Fidelity Intermediate Bond Fund	6.2	6.8
Fidelity Investment Grade Bond Fund	10.7	11.8
Fidelity Strategic Real Return Fund	6.5	6.8
Fidelity Total Bond Fund	3.2	0.0*
	33.8	33.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	4.4	1.5
Fidelity Retirement Money Market Portfolio	0.1	3.3
Fidelity Short-Term Bond Fund	5.0	4.7
	9.5	9.5
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	41.6%
International Equity Funds	10.5%
Investment Grade Fixed-Income Funds	33.8%
High Yield Fixed-Income Funds	4.6%
Short-Term Funds	9.5%

Six months ago
Domestic Equity Funds	41.5%
International Equity Funds	10.2%
Investment Grade Fixed-Income Funds	33.9%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	9.5%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.1%
	Shares	Value
Domestic Equity Funds - 41.6%
Fidelity 100 Index Fund	81,036,643	$ 899,506,732
Fidelity Blue Chip Growth Fund	12,760,998	582,411,951
Fidelity Disciplined Equity Fund	29,673,459	951,627,831
Fidelity Equity Income Fund	15,257,189	941,826,261
Fidelity Growth Company Fund (a)	8,532,037	707,135,226
Fidelity Mid-Cap Stock Fund	21,011,302	668,999,845
Fidelity OTC Portfolio (a)	7,013,579	358,534,155
Fidelity Small Cap Growth Fund	4,686,950	73,538,252
Fidelity Small Cap Opportunities Fund	15,158,450	148,855,976
Fidelity Small Cap Value Fund	4,763,451	67,736,270
Fidelity Value Fund	7,054,584	623,413,557
TOTAL DOMESTIC EQUITY FUNDS		6,023,586,056
International Equity Funds - 10.5%
Fidelity Diversified International Fund	8,656,228	372,650,612
Fidelity Europe Fund	11,614,510	517,426,403
Fidelity Japan Fund	7,589,058	135,616,469
Fidelity Overseas Fund	7,167,453	389,766,098
Fidelity Southeast Asia Fund	2,254,675	98,326,360
TOTAL INTERNATIONAL EQUITY FUNDS		1,513,785,942
TOTAL EQUITY FUNDS (Cost $5,968,890,013)		7,537,371,998
Fixed-Income Funds - 38.4%

High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund	37,636,955	336,474,382
Fidelity High Income Fund	37,683,922	334,256,389
TOTAL HIGH YIELD FIXED-INCOME FUNDS		670,730,771
Investment Grade Fixed-Income Funds - 33.8%
Fidelity Government Income Fund	103,335,845	1,046,792,107
Fidelity Intermediate Bond Fund	88,022,677	894,310,401
Fidelity Investment Grade Bond Fund	214,550,544	1,549,054,928
Fidelity Strategic Real Return Fund	92,275,044	946,741,951
Fidelity Total Bond Fund	44,158,584	455,716,583
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,892,615,970
TOTAL FIXED-INCOME FUNDS (Cost $5,524,927,161)		5,563,346,741
Short-Term Funds - 9.5%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	638,838,734	$ 638,838,734
Fidelity Retirement Money Market Portfolio	12,755,907	12,755,907
Fidelity Short-Term Bond Fund	82,575,167	718,403,953
TOTAL SHORT-TERM FUNDS (Cost $1,381,293,979)		1,369,998,594
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,875,111,153)		$ 14,470,717,333
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $12,875,111,153) - See accompanying schedule		$ 14,470,717,333
Receivable for investments sold		5,438,275
Receivable for fund shares sold		28,629,534
Total assets		14,504,785,142

Liabilities
Payable for investments purchased	$ 1,921,427
Payable for fund shares redeemed	32,150,537
Total liabilities		34,071,964

Net Assets		$ 14,470,713,178
Net Assets consist of:
Paid in capital		$ 12,665,504,978
Undistributed net investment income		176,995,032
Accumulated undistributed net realized gain (loss) on investments		32,606,988
Net unrealized appreciation (depreciation) on investments		1,595,606,180
Net Assets, for 939,098,063 shares outstanding		$ 14,470,713,178
Net Asset Value, offering price and redemption price per share ($14,470,713,178 ÷ 939,098,063 shares)		$ 15.41

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 178,014,672
Interest		8,765
Total income		178,023,437

Expenses
Independent trustees' compensation	$ 24,232
Total expenses before reductions	24,232
Expense reduction	(24,232)	-
Net investment income (loss)		178,023,437
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities: Unaffiliated issuers	(10,145,745)
Sale of underlying affiliated shares	(21,493,301)
Capital gain distributions from underlying funds	83,960,368	52,321,322
Change in net unrealized appreciation (depreciation) on underlying funds		581,226,229
Net gain (loss)		633,547,551
Net increase (decrease) in net assets resulting from operations		$ 811,570,988

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 178,023,437	$ 308,721,935
Net realized gain (loss)	52,321,322	472,521,900
Change in net unrealized appreciation (depreciation)	581,226,229	157,025,735
Net increase (decrease) in net assets resulting from operations	811,570,988	938,269,570
Distributions to shareholders from net investment income	(62,357,500)	(302,539,526)
Distributions to shareholders from net realized gain	(276,155,874)	(291,361,878)
Total distributions	(338,513,374)	(593,901,404)
Share transactions Proceeds from sales of shares	2,306,441,303	3,957,458,496
Reinvestment of distributions	337,556,838	592,129,488
Cost of shares redeemed	(1,749,242,826)	(2,480,326,685)
Net increase (decrease) in net assets resulting from share transactions	894,755,315	2,069,261,299
Total increase (decrease) in net assets	1,367,812,929	2,413,629,465

Net Assets
Beginning of period	13,102,900,249	10,689,270,784
End of period (including undistributed net investment income of $176,995,032 and undistributed net investment income of $61,329,095, respectively)	$ 14,470,713,178	$ 13,102,900,249
Other Information Shares
Sold	152,849,843	271,963,827
Issued in reinvestment of distributions	22,429,024	40,541,770
Redeemed	(116,072,550)	(171,064,092)
Net increase (decrease)	59,206,317	141,441,505

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Years ended March 31,
September 30,		2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 14.89	$ 14.48	$ 13.45	$ 13.31	$ 11.40	$ 12.61
Income from Investment Operations
Net investment income (loss) D	.19	.39	.35	.28	.26	.28
Net realized and unrealized gain (loss)	.71	.77	1.05	.20	2.02	(1.18)
Total from investment operations	.90	1.16	1.40	.48	2.28	(.90)
Distributions from net investment income	(.07)	(.38)	(.30)	(.29)	(.28)	(.31)
Distributions from net realized gain	(.31)	(.37)	(.07)	(.05)	(.09)	-
Total distributions	(.38)	(.75)	(.37)	(.34)	(.37)	(.31)
Net asset value, end of period	$ 15.41	$ 14.89	$ 14.48	$ 13.45	$ 13.31	$ 11.40
Total Return B,C	6.11%	8.17%	10.54%	3.59%	20.15%	(7.17)%
Ratios to Average Net Assets E,F
Expenses before reductions	0.0% A	0.0%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	0.0% A	0.0%	.01%	.08%	.08%	.08%
Expenses net of all reductions	0.0% A	0.0%	.01%	.08%	.08%	.08%
Net investment income (loss)	2.57% A	2.67%	2.48%	2.11%	2.07%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,470,713	$ 13,102,900	$ 10,689,271	$ 8,693,512	$ 7,387,863	$ 4,682,513
Portfolio turnover rate	30% G	12%	8%	1%	4%	8%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Portfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	6.6	0.0*
Fidelity Blue Chip Growth Fund	4.0	5.8
Fidelity Disciplined Equity Fund	7.3	7.1
Fidelity Equity Income Fund	7.2	7.0
Fidelity Growth Company Fund	5.3	5.1
Fidelity Mid-Cap Stock Fund	5.1	5.5
Fidelity OTC Portfolio	2.4	3.2
Fidelity Small Cap Growth Fund	0.6	0.6
Fidelity Small Cap Opportunities Fund	1.1	0.0*
Fidelity Small Cap Value Fund	0.5	0.6
Fidelity Value Fund	4.9	4.8
Fidelity Growth & Income Portfolio	0.0	5.9
Fidelity Small Cap Independence Fund	0.0	0.7
	45.0	46.3
International Equity Funds
Fidelity Diversified International Fund	2.8	2.9
Fidelity Europe Fund	3.9	4.0
Fidelity Japan Fund	1.1	1.2
Fidelity Overseas Fund	2.9	2.9
Fidelity Southeast Asia Fund	0.7	0.6
	11.4	11.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	3.0
Fidelity High Income Fund	2.8	3.0
	5.6	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	7.6
Fidelity Intermediate Bond Fund	4.9	6.1
Fidelity Investment Grade Bond Fund	8.5	10.7
Fidelity Strategic Real Return Fund	6.2	6.2
Fidelity Total Bond Fund	6.1	0.1
	32.0	30.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	2.3	0.8
Fidelity Retirement Money Market Portfolio	0.1	1.9
Fidelity Short-Term Bond Fund	3.6	2.7
	6.0	5.4
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.0%
International Equity Funds	11.4%
Investment Grade Fixed-Income Funds	32.0%
High Yield Fixed-Income Funds	5.6%
Short-Term Funds	6.0%

Six months ago
Domestic Equity Funds	46.3%
International Equity Funds	11.6%
Investment Grade Fixed-Income Funds	30.7%
High Yield Fixed-Income Funds	6.0%
Short-Term Funds	5.4%

Expected
Domestic Equity Funds	43.7%
International Equity Funds	10.9%
Investment Grade Fixed-Income Funds	32.7%
High Yield Fixed-Income Funds	5.7%
Short-Term Funds	7.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2015 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.4%
	Shares	Value
Domestic Equity Funds - 45.0%
Fidelity 100 Index Fund	38,331,526	$ 425,479,939
Fidelity Blue Chip Growth Fund	5,565,612	254,014,536
Fidelity Disciplined Equity Fund	14,466,812	463,950,668
Fidelity Equity Income Fund	7,426,803	458,456,573
Fidelity Growth Company Fund (a)	4,126,154	341,975,678
Fidelity Mid-Cap Stock Fund	10,314,274	328,406,493
Fidelity OTC Portfolio (a)	2,999,786	153,349,044
Fidelity Small Cap Growth Fund	2,359,510	37,020,720
Fidelity Small Cap Opportunities Fund	7,186,112	70,567,616
Fidelity Small Cap Value Fund	2,445,712	34,778,025
Fidelity Value Fund	3,566,871	315,204,372
TOTAL DOMESTIC EQUITY FUNDS		2,883,203,664
International Equity Funds - 11.4%
Fidelity Diversified International Fund	4,177,144	179,826,033
Fidelity Europe Fund	5,623,716	250,536,533
Fidelity Japan Fund	3,741,507	66,860,729
Fidelity Overseas Fund	3,407,364	185,292,428
Fidelity Southeast Asia Fund	1,028,228	44,841,013
TOTAL INTERNATIONAL EQUITY FUNDS		727,356,736
TOTAL EQUITY FUNDS (Cost $3,132,724,798)		3,610,560,400
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	19,835,663	177,330,829
Fidelity High Income Fund	19,983,701	177,255,429
TOTAL HIGH YIELD FIXED-INCOME FUNDS		354,586,258
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund	40,212,590	407,353,538
Fidelity Intermediate Bond Fund	30,870,492	313,644,199
Fidelity Investment Grade Bond Fund	75,256,453	543,351,586
Fidelity Strategic Real Return Fund	38,493,876	394,947,168
Fidelity Total Bond Fund	37,744,796	389,526,296
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,048,822,787
TOTAL FIXED-INCOME FUNDS (Cost $2,411,578,017)		2,403,409,045
Short-Term Funds - 6.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I	145,279,289	$ 145,279,289
Fidelity Retirement Money Market Portfolio	8,549,550	8,549,550
Fidelity Short-Term Bond Fund	26,766,297	232,866,784
TOTAL SHORT-TERM FUNDS (Cost $389,809,364)		386,695,623
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,934,112,179)		$ 6,400,665,068
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $5,934,112,179) - See accompanying schedule		$ 6,400,665,068
Cash		27
Receivable for investments sold		1,027,573
Receivable for fund shares sold		18,942,930
Total assets		6,420,635,598

Liabilities
Payable for investments purchased	$ 13,481,862
Payable for fund shares redeemed	6,490,189
Total liabilities		19,972,051

Net Assets		$ 6,400,663,547
Net Assets consist of:
Paid in capital		$ 5,831,258,030
Undistributed net investment income		67,379,206
Accumulated undistributed net realized gain (loss) on investments		35,473,422
Net unrealized appreciation (depreciation) on investments		466,552,889
Net Assets, for 493,825,996 shares outstanding		$ 6,400,663,547
Net Asset Value, offering price and redemption price per share ($6,400,663,547 ÷ 493,825,996 shares)		$ 12.96

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 67,964,031
Interest		3,945
Total income		67,967,976

Expenses
Independent trustees' compensation	$ 9,822
Total expenses before reductions	9,822
Expenses reductions	(9,822)	-
Net investment income (loss)		67,967,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers:	(4,700,307)
Sale of underlying affiliated fund shares	5,249,221
Capital gain distributions from underlying funds	37,916,542	38,465,456
Change in net unrealized appreciation (depreciation) on underlying funds		251,685,674
Net gain (loss)		290,151,130
Net increase (decrease) in net assets resulting from operations		$ 358,119,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,967,976	$ 87,537,832
Net realized gain (loss)	38,465,456	162,779,823
Change in net unrealized appreciation (depreciation)	251,685,674	81,827,379
Net increase (decrease) in net assets resulting from operations	358,119,106	332,145,034
Distributions to shareholders from net investment income	(21,375,954)	(75,158,276)
Distributions to shareholders from net realized gain	(102,604,796)	(92,481,994)
Total distributions	(123,980,750)	(167,640,270)
Share transactions Proceeds from sales of shares	1,502,200,076	2,767,201,544
Reinvestment of distributions	123,811,021	167,397,718
Cost of shares redeemed	(557,999,938)	(678,368,546)
Net increase (decrease) in net assets resulting from share transactions	1,068,011,159	2,256,230,716
Total increase (decrease) in net assets	1,302,149,515	2,420,735,480

Net Assets
Beginning of period	5,098,514,032	2,677,778,552
End of period (including undistributed net investment income of $67,379,206 and undistributed net investment income of $20,787,184, respectively)	$ 6,400,663,547	$ 5,098,514,032
Other Information Shares
Sold	118,555,556	228,576,379
Issued in reinvestment of distributions	9,787,432	13,740,481
Redeemed	(44,130,008)	(56,277,175)
Net increase (decrease)	84,212,980	186,039,685

Financial Highlights

	Six months ended September 30, 2007	Years ended March 31,
	(Unaudited)	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 11.98	$ 10.87	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.29	.25	.21	.07
Net realized and unrealized gain (loss)	.65	.72	1.13	.25	.54
Total from investment operations	.80	1.01	1.38	.46	.61
Distributions from net investment income	(.05)	(.23)	(.19)	(.14)	(.04)
Distributions from net realized gain	(.24)	(.31)	(.08)	(.02)	-
Total distributions	(.29)	(.54)	(.27)	(.16)	(.04)
Net asset value, end of period	$ 12.96	$ 12.45	$ 11.98	$ 10.87	$ 10.57
Total Return B, C	6.48%	8.58%	12.83%	4.30%	6.11%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00%	.01%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	2.34% A	2.37%	2.20%	2.01%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,400,664	$ 5,098,514	$ 2,677,779	$ 912,493	$ 114,335
Portfolio turnover rate	24% H	4%	1%	0%	2% A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. HPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	8.4	0.0*
Fidelity Blue Chip Growth Fund	5.2	7.3
Fidelity Disciplined Equity Fund	8.7	8.2
Fidelity Equity Income Fund	8.6	8.2
Fidelity Growth Company Fund	6.5	5.8
Fidelity Mid-Cap Stock Fund	6.2	6.3
Fidelity OTC Portfolio	3.2	4.1
Fidelity Small Cap Growth Fund	0.7	0.6
Fidelity Small Cap Opportunities Fund	1.4	0.0*
Fidelity Small Cap Value Fund	0.6	0.6
Fidelity Value Fund	5.8	5.4
Fidelity Growth & Income Portfolio	0.0	8.0
Fidelity Small Cap Independence Fund	0.0	1.1
	55.3	55.6
International Equity Funds
Fidelity Diversified International Fund	3.4	3.4
Fidelity Europe Fund	4.7	4.8
Fidelity Japan Fund	1.3	1.4
Fidelity Overseas Fund	3.5	3.4
Fidelity Southeast Asia Fund	0.9	0.7
	13.8	13.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.5	3.7
Fidelity High Income Fund	3.4	3.6
	6.9	7.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.9	5.8
Fidelity Intermediate Bond Fund	4.1	4.6
Fidelity Investment Grade Bond Fund	7.1	8.1
Fidelity Strategic Real Return Fund	4.5	4.6
Fidelity Total Bond Fund	3.0	0.0*
	23.6	23.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class I	0.2	0.0*
Fidelity Retirement Money Market Portfolio	0.0*	0.1
Fidelity Short-Term Bond Fund	0.2	0.2
	0.4	0.3
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	55.3%
International Equity Funds	13.8%
Investment Grade Fixed-Income Funds	23.6%
High Yield Fixed-Income Funds	6.9%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds	55.6%
International Equity Funds	13.7%
Investment Grade Fixed-Income Funds	23.1%
High Yield Fixed-Income Funds	7.3%
Short-Term Funds	0.3%

Expected
Domestic Equity Funds	53.5%
International Equity Funds	13.4%
Investment Grade Fixed-Income Funds	24.9%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.1%
	Shares	Value
Domestic Equity Funds - 55.3%
Fidelity 100 Index Fund	157,881,371	$ 1,752,483,215
Fidelity Blue Chip Growth Fund	23,829,558	1,087,581,043
Fidelity Disciplined Equity Fund	56,576,871	1,814,420,253
Fidelity Equity Income Fund	29,118,087	1,797,459,504
Fidelity Growth Company Fund (a)	16,313,494	1,352,062,348
Fidelity Mid-Cap Stock Fund	40,557,246	1,291,342,715
Fidelity OTC Portfolio (a)	13,105,931	669,975,177
Fidelity Small Cap Growth Fund	8,937,264	140,225,671
Fidelity Small Cap Opportunities Fund	28,710,405	281,936,173
Fidelity Small Cap Value Fund	9,089,930	129,258,810
Fidelity Value Fund	13,764,962	1,216,409,662
TOTAL DOMESTIC EQUITY FUNDS		11,533,154,571
International Equity Funds - 13.8%
Fidelity Diversified International Fund	16,579,654	713,754,103
Fidelity Europe Fund	22,269,043	992,085,855
Fidelity Japan Fund	14,683,471	262,393,621
Fidelity Overseas Fund	13,621,288	740,725,626
Fidelity Southeast Asia Fund	4,248,014	185,255,880
TOTAL INTERNATIONAL EQUITY FUNDS		2,894,215,085
TOTAL EQUITY FUNDS (Cost $11,453,786,727)		14,427,369,656
Fixed-Income Funds - 30.5%

High Yield Fixed-Income Funds - 6.9%
Fidelity Capital & Income Fund	80,331,304	718,161,855
Fidelity High Income Fund	80,529,874	714,299,986
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,432,461,841
Investment Grade Fixed-Income Funds - 23.6%
Fidelity Government Income Fund	100,528,300	1,018,351,680
Fidelity Intermediate Bond Fund	83,948,778	852,919,584
Fidelity Investment Grade Bond Fund	204,788,069	1,478,569,855
Fidelity Strategic Real Return Fund	92,136,314	945,318,584
Fidelity Total Bond Fund	61,154,064	631,109,945
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,926,269,648
TOTAL FIXED-INCOME FUNDS (Cost $6,315,639,256)		6,358,731,489
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Class I	28,695,016	$ 28,695,016
Fidelity Retirement Money Market Portfolio	1,368,282	1,368,282
Fidelity Short-Term Bond Fund	5,591,589	48,646,826
TOTAL SHORT-TERM FUNDS (Cost $79,353,915)		78,710,124
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,848,779,898)		$ 20,864,811,269
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $17,848,779,898) - See accompanying schedule		$ 20,864,811,269
Receivable for investments sold		5,623,159
Receivable for fund shares sold		38,877,454
Total assets		20,909,311,882

Liabilities
Payable to custodian bank	$ 43
Payable for investments purchased	7,038,936
Payable for fund shares redeemed	37,465,513
Total liabilities		44,504,492

Net Assets		$ 20,864,807,390
Net Assets consist of:
Paid in capital		$ 17,553,881,159
Undistributed net investment income		182,274,697
Accumulated undistributed net realized gain (loss) on investments		112,620,163
Net unrealized appreciation (depreciation) on investments		3,016,031,371
Net Assets, for 1,261,006,196 shares outstanding		$ 20,864,807,390
Net Asset Value, offering price and redemption price per share ($20,864,807,390 ÷ 1,261,006,196 shares)		$ 16.55

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 179,297,640
Interest		17,532
Total income		179,315,172

Expenses
Independent trustees' compensation	$ 34,251
Total expenses before reductions	34,251
Expense reductions	(34,251)	-
Net investment income (loss)		179,315,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers:	(20,677,026)
Sale of underlying affiliated fund shares	(4,324,233)
Capital gain distributions from underlying funds	158,347,554	133,346,295
Change in net unrealized appreciation (depreciation) on underlying funds		1,132,141,098
Net gain (loss)		1,265,487,393
Net increase (decrease) in net assets resulting from operations		$ 1,444,802,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 179,315,172	$ 311,425,799
Net realized gain (loss)	133,346,295	899,518,296
Change in net unrealized appreciation (depreciation)	1,132,141,098	200,024,257
Net increase (decrease) in net assets resulting from operations	1,444,802,565	1,410,968,352
Distributions to shareholders from net investment income	(58,799,225)	(287,223,703)
Distributions to shareholders from net realized gain	(529,191,615)	(590,142,909)
Total distributions	(587,990,840)	(877,366,612)
Share transactions Proceeds from sales of shares	2,945,464,813	5,653,109,779
Reinvestment of distributions	587,179,298	876,040,780
Cost of shares redeemed	(1,830,173,037)	(2,604,525,744)
Net increase (decrease) in net assets resulting from share transactions	1,702,471,074	3,924,624,815
Total increase (decrease) in net assets	2,559,282,799	4,458,226,555

Net Assets
Beginning of period	18,305,524,591	13,847,298,036
End of period (including undistributed net investment income of $182,274,697 and undistributed net investment income of $61,758,750, respectively)	$ 20,864,807,390	$ 18,305,524,591
Other Information Shares
Sold	182,479,501	367,463,918
Issued in reinvestment of distributions	36,516,126	56,773,885
Redeemed	(113,445,718)	(169,857,854)
Net increase (decrease)	105,549,909	254,379,949

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Years ended March 31,
		2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 15.37	$ 13.71	$ 13.34	$ 10.50	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.15	.31	.27	.24	.23	.21
Net realized and unrealized gain (loss)	1.06	1.03	1.72	.43	2.87	(2.09)
Total from investment operations	1.21	1.34	1.99	.67	3.10	(1.88)
Distributions from net investment income	(.05)	(.28)	(.23)	(.26)	(.22)	(.22)
Distributions from net realized gain	(.45)	(.59)	(.10)	(.04)	(.04)	-
Total distributions	(.50)	(.87)	(.33)	(.30)	(.26)	(.22)
Net asset value, end of period	$ 16.55	$ 15.84	$ 15.37	$ 13.71	$ 13.34	$ 10.50
Total Return B, C	7.73%	8.95%	14.64%	5.01%	29.68%	(14.96)%
Ratios to Average Net Assets E, F
Expenses before reductions	.00% A	.00%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.00%	.01%	.08%	.08%	.08%
Net investment income (loss)	1.82% A	1.99%	1.87%	1.79%	1.85%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,864,807	$ 18,305,525	$ 13,847,298	$ 9,915,821	$ 7,541,432	$ 4,087,602
Portfolio turnover rate	33% G	7%	4%	0%	3%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. GPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	7.9	0.0*
Fidelity Blue Chip Growth Fund	4.7	7.1
Fidelity Disciplined Equity Fund	9.2	8.9
Fidelity Equity Income Fund	8.9	8.8
Fidelity Growth Company Fund	6.7	6.4
Fidelity Mid-Cap Stock Fund	6.5	6.9
Fidelity OTC Portfolio	2.9	3.9
Fidelity Small Cap Growth Fund	0.7	0.8
Fidelity Small Cap Opportunities Fund	1.4	0.0*
Fidelity Small Cap Value Fund	0.7	0.8
Fidelity Value Fund	6.2	6.1
Fidelity Growth & Income Portfolio	0.0	6.8
Fidelity Small Cap Independence Fund	0.0	0.9
	55.8	57.4
International Equity Funds
Fidelity Diversified International Fund	3.6	3.6
Fidelity Europe Fund	5.0	5.1
Fidelity Japan Fund	1.3	1.4
Fidelity Overseas Fund	3.6	3.6
Fidelity Southeast Asia Fund	0.9	0.8
	14.4	14.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.6	3.7
Fidelity High Income Fund	3.6	3.7
	7.2	7.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	4.3	5.1
Fidelity Intermediate Bond Fund	3.1	4.1
Fidelity Investment Grade Bond Fund	5.4	7.2
Fidelity Strategic Real Return Fund	4.4	4.2
Fidelity Total Bond Fund	5.4	0.1
	22.6	20.7
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	55.8%
International Equity Funds	14.4%
Investment Grade Fixed-Income Funds	22.6%
High Yield Fixed-Income Funds	7.2%

Six months ago
Domestic Equity Funds	57.4%
International Equity Funds	14.5%
Investment Grade Fixed-Income Funds	20.7%
High Yield Fixed-Income Funds	7.4%

Expected
Domestic Equity Funds	56.3%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	22.1%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2025 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.2%
	Shares	Value
Domestic Equity Funds - 55.8%
Fidelity 100 Index Fund	41,449,362	$ 460,087,914
Fidelity Blue Chip Growth Fund	5,962,947	272,148,913
Fidelity Disciplined Equity Fund	16,561,605	531,130,667
Fidelity Equity Income Fund	8,363,582	516,283,926
Fidelity Growth Company Fund (a)	4,683,297	388,151,637
Fidelity Mid-Cap Stock Fund	11,763,646	374,554,494
Fidelity OTC Portfolio (a)	3,264,456	166,879,000
Fidelity Small Cap Growth Fund	2,682,107	42,082,252
Fidelity Small Cap Opportunities Fund	8,246,614	80,981,750
Fidelity Small Cap Value Fund	2,873,952	40,867,592
Fidelity Value Fund	4,082,360	360,758,128
TOTAL DOMESTIC EQUITY FUNDS		3,233,926,273
International Equity Funds - 14.4%
Fidelity Diversified International Fund	4,789,047	206,168,459
Fidelity Europe Fund	6,478,555	288,619,635
Fidelity Japan Fund	4,339,630	77,549,182
Fidelity Overseas Fund	3,881,490	211,075,418
Fidelity Southeast Asia Fund	1,120,887	48,881,878
TOTAL INTERNATIONAL EQUITY FUNDS		832,294,572
TOTAL EQUITY FUNDS (Cost $3,562,312,141)		4,066,220,845
Fixed-Income Funds - 29.8%

High Yield-Income Funds - 7.2%
Fidelity Capital & Income Fund	23,255,131	207,900,872
Fidelity High Income Fund	23,525,568	208,671,787
TOTAL HIGH YIELD FIXED-INCOME FUNDS		416,572,659
Investment Grade Fixed-Income Funds - 22.6%
Fidelity Government Income Fund	24,651,386	249,718,544
Fidelity Intermediate Bond Fund	17,806,340	180,912,418
Fidelity Investment Grade Bond Fund	43,445,536	313,676,771
Fidelity Strategic Real Return Fund	24,807,422	254,524,149
Fidelity Total Bond Fund	30,161,736	311,269,115
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,310,100,997
TOTAL FIXED-INCOME FUNDS (Cost $1,728,879,680)		1,726,673,656
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,291,191,821)		$ 5,792,894,501
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $5,291,191,821) - See accompanying schedule		$ 5,792,894,501
Cash		37
Receivable for investments sold		1,061,346
Receivable for fund shares sold		19,431,964
Total assets		5,813,387,848

Liabilities
Payable for investments purchased	$ 13,748,523
Payable for fund shares redeemed	6,745,799
Total liabilities		20,494,322

Net Assets		$ 5,792,893,526
Net Assets consist of:
Paid in capital		$ 5,209,561,355
Undistributed net investment income		45,045,866
Accumulated undistributed net realized gain (loss) on investments		36,583,625
Net unrealized appreciation (depreciation) on investments		501,702,680
Net Assets, for 422,194,721 shares outstanding		$ 5,792,893,526
Net Asset Value, offering price and redemption price per share ($5,792,893,526 ÷ 422,194,721 shares)		$ 13.72
Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 44,607,996
Interest		4,153
Total income		44,612,149

Expenses
Independent trustees' compensation	$ 8,544
Total expenses before reductions	8,544
Expense reductions	(8,544)	-
Net investment income (loss)		44,612,149
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities: Unafilliated issuers	(4,633,844)
Sale of underlying affiliated fund shares	2,074,500
Capital gain distributions from underlying funds	41,075,146	38,515,802
Change in net unrealized appreciation (depreciation) on underlying funds		290,189,320
Net gain (loss)		328,705,122
Net increase (decrease) in net assets resulting from operations		$ 373,317,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,612,149	$ 56,427,596
Net realized gain (loss)	38,515,802	164,927,776
Change in net unrealized appreciation (depreciation)	290,189,320	75,388,926
Net increase (decrease) in net assets resulting from operations	373,317,271	296,744,298
Distributions to shareholders from net investment income	(14,065,057)	(47,426,166)
Distributions to shareholders from net realized gain	(101,971,820)	(93,881,898)
Total distributions	(116,036,877)	(141,308,064)
Share transactions Proceeds from sales of shares	1,485,254,109	2,417,756,353
Reinvestment of distributions	115,934,759	141,172,740
Cost of shares redeemed	(414,772,956)	(464,978,274)
Net increase (decrease) in net assets resulting from share transactions	1,186,415,912	2,093,950,819
Total increase (decrease) in net assets	1,443,696,306	2,249,387,053

Net Assets
Beginning of period	4,349,197,220	2,099,810,167
End of period (including undistributed net investment income of $45,045,866 and undistributed net investment income of $14,498,774, respectively)	$ 5,792,893,526	$ 4,349,197,220
Other Information Shares
Sold	111,174,106	191,492,013
Issued in reinvestment of distributions	8,690,761	11,118,756
Redeemed	(31,049,147)	(36,904,215)
Net increase (decrease)	88,815,720	165,706,554

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Years ended March 31,
		2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.05	$ 12.52	$ 11.07	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.24	.21	.18	.06
Net realized and unrealized gain (loss)	.88	.89	1.48	.39	.63
Total from investment operations	1.00	1.13	1.69	.57	.69
Distributions from net investment income	(.04)	(.19)	(.15)	(.13)	(.05)
Distributions from net realized gain	(.29)	(.41)	(.10)	(.01)	-
Total distributions	(.33)	(.60)	(.24) H	(.14)	(.05)
Net asset value, end of period	$ 13.72	$ 13.05	$ 12.52	$ 11.07	$ 10.64
Total ReturnB,C	7.73%	9.18%	15.41%	5.33%	6.92%
Ratios to Average Net AssetsE,G
Expenses before reductions	.00%A	.00%	.01%	.10%	.10%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.08%	.08%A
Expenses net of all reductions	.00%A	.00%	.00%	.08%	.08%A
Net investment income (loss)	1.74%A	1.88%	1.75%	1.67%	1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,792,894	$ 4,349,197	$ 2,099,810	$ 682,499	$ 66,423
Portfolio turnover rate	26% I	3%	1%	0%	7%A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. HTotal distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share. IPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	9.7	0.0*
Fidelity Blue Chip Growth Fund	5.9	8.6
Fidelity Disciplined Equity Fund	10.5	9.8
Fidelity Equity Income Fund	10.4	9.8
Fidelity Growth Company Fund	7.7	7.0
Fidelity Mid-Cap Stock Fund	7.4	7.6
Fidelity OTC Portfolio	3.7	4.7
Fidelity Small Cap Growth Fund	0.8	0.9
Fidelity Small Cap Opportunities Fund	1.6	0.0*
Fidelity Small Cap Value Fund	0.8	0.9
Fidelity Value Fund	7.1	6.5
Fidelity Growth & Income Portfolio	0.0	9.3
Fidelity Small Cap Independence Fund	0.0	1.2
	65.6	66.3
International Equity Funds
Fidelity Diversified International Fund	4.1	4.1
Fidelity Europe Fund	5.7	5.7
Fidelity Japan Fund	1.5	1.6
Fidelity Overseas Fund	4.2	4.1
Fidelity Southeast Asia Fund	1.0	0.8
	16.5	16.3
High Yield-Income Funds
Fidelity Capital & Income Fund	3.5	3.7
Fidelity High Income Fund	3.5	3.6
	7.0	7.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.1	2.6
Fidelity Intermediate Bond Fund	1.7	2.0
Fidelity Investment Grade Bond Fund	3.0	3.5
Fidelity Strategic Real Return Fund	2.1	2.0
Fidelity Total Bond Fund	2.0	0.0*
	10.9	10.1
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.6%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	10.9%
High Yield Fixed-Income Funds	7.0%

Six months ago
Domestic Equity Funds	66.3%
International Equity Funds	16.3%
Investment Grade Fixed-Income Funds	10.1%
High Yield Fixed-Income Funds	7.3%

Expected
Domestic Equity Funds	65.0%
International Equity Funds	16.2%
Investment Grade Fixed-Income Funds	11.3%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.1%
	Shares	Value
Domestic Equity Funds - 65.6%
Fidelity 100 Index Fund	122,716,195	$ 1,362,149,769
Fidelity Blue Chip Growth Fund	18,281,806	834,381,617
Fidelity Disciplined Equity Fund	45,845,154	1,470,254,097
Fidelity Equity Income Fund	23,574,074	1,455,227,596
Fidelity Growth Company Fund (a)	13,048,253	1,081,439,226
Fidelity Mid-Cap Stock Fund	32,682,127	1,040,598,924
Fidelity OTC Portfolio (a)	10,030,014	512,734,299
Fidelity Small Cap Growth Fund	7,571,165	118,791,580
Fidelity Small Cap Opportunities Fund	23,372,403	229,516,996
Fidelity Small Cap Value Fund	7,822,775	111,239,863
Fidelity Value Fund	11,309,958	999,460,969
TOTAL DOMESTIC EQUITY FUNDS		9,215,794,936
International Equity Funds - 16.5%
Fidelity Diversified International Fund	13,302,118	572,656,173
Fidelity Europe Fund	17,920,630	798,364,080
Fidelity Japan Fund	11,943,103	213,423,243
Fidelity Overseas Fund	10,847,101	589,865,362
Fidelity Southeast Asia Fund	3,278,261	142,964,980
TOTAL INTERNATIONAL EQUITY FUNDS		2,317,273,838
TOTAL EQUITY FUNDS (Cost $9,369,251,022)		11,533,068,774
Fixed-Income Funds - 17.9%

High Yield Fixed-Income Funds - 7.0%
Fidelity Capital & Income Fund	54,986,550	491,579,753
Fidelity High Income Fund	55,349,636	490,951,268
TOTAL HIGH YIELD FIXED-INCOME FUNDS		982,531,021
Investment Grade Fixed-Income Funds - 10.9%
Fidelity Government Income Fund	29,356,113	297,377,427
Fidelity Intermediate Bond Fund	23,744,779	241,246,960
Fidelity Investment Grade Bond Fund	57,886,849	417,943,051
Fidelity Strategic Real Return Fund	28,189,423	289,223,478
Fidelity Total Bond Fund	27,181,409	280,512,141
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,526,303,057
TOTAL FIXED-INCOME FUNDS (Cost $2,479,298,370)		2,508,834,078
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,848,549,392)		$ 14,041,902,852
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $11,848,549,392) - See accompanying schedule		$ 14,041,902,852
Cash		63
Receivable for investments sold		3,923,444
Receivable for fund shares sold		33,502,910
Total assets		14,079,329,269

Liabilities
Payable for investments purchased	$ 13,019,403
Payable for fund shares redeemed	24,408,637
Total liabilities		37,428,040

Net Assets		$ 14,041,901,229
Net Assets consist of:
Paid in capital		$ 11,713,222,050
Undistributed net investment income		78,146,592
Accumulated undistributed net realized gain (loss) on investments		57,179,127
Net unrealized appreciation (depreciation) on investments		2,193,353,460
Net Assets, for 813,971,166 shares outstanding		$ 14,041,901,229
Net Asset Value, offering price and redemption price per share ($14,041,901,229 ÷ 813,971,166 shares)		$ 17.25

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 81,133,016
Interest		13,666
Total income		81,146,682

Expenses
Independent trustees' compensation	$ 22,531
Total expenses before reductions	22,531
Expense reductions	(22,531)	-
Net investment income (loss)		81,146,682
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities: Unaffiliated issuers	(16,119,390)
Sale of underlying affiliated fund shares	(37,749,838)
Capital gain distributions from underlying funds	123,915,796	70,046,568
Change in net unrealized appreciation (depreciation) on underlying funds		943,376,708
Net gain (loss)		1,013,423,276
Net increase (decrease) in net assets resulting from operations		$ 1,094,569,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 81,146,682	$ 148,107,881
Net realized gain (loss)	70,046,568	662,335,253
Change in net unrealized appreciation (depreciation)	943,376,708	125,329,164
Net increase (decrease) in net assets resulting from operations	1,094,569,958	935,772,298
Distributions to shareholders from net investment income	(29,699,909)	(132,487,067)
Distributions to shareholders from net realized gain	(378,664,331)	(428,672,628)
Total distributions	(408,364,240)	(561,159,695)
Share transactions Proceeds from sales of shares	2,265,426,459	4,020,634,851
Reinvestment of distributions	407,919,781	560,458,829
Cost of shares redeemed	(1,196,063,324)	(1,627,797,348)
Net increase (decrease) in net assets resulting from share transactions	1,477,282,916	2,953,296,332
Total increase (decrease) in net assets	2,163,488,634	3,327,908,935

Net Assets
Beginning of period	11,878,412,595	8,550,503,660
End of period (including undistributed net investment income of $78,146,592 and undistributed net investment income of $26,699,819, respectively)	$ 14,041,901,229	$ 11,878,412,595
Other Information Shares
Sold	134,964,916	253,324,030
Issued in reinvestment of distributions	24,426,342	35,161,692
Redeemed	(71,289,438)	(103,165,630)
Net increase (decrease)	88,101,820	185,320,092

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Years ended March 31,
		2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 16.36	$ 15.82	$ 13.81	$ 13.27	$ 10.04	$ 12.58
Income from Investment Operations
Net investment income (loss) D	.10	.24	.22	.20	.19	.16
Net realized and unrealized gain (loss)	1.34	1.21	2.09	.56	3.23	(2.55)
Total from investment operations	1.44	1.45	2.31	.76	3.42	(2.39)
Distributions from net investment income	(.04)	(.21)	(.19)	(.22)	(.19)	(.15)
Distributions from net realized gain	(.51)	(.70)	(.11)	-	-	-
Total distributions	(.55)	(.91)	(.30)	(.22)	(.19)	(.15)
Net asset value, end of period	$ 17.25	$ 16.36	$ 15.82	$ 13.81	$ 13.27	$ 10.04
Total Return B,C	8.91%	9.40%	16.86%	5.72%	34.22%	(19.05)%
Ratios to Average Net AssetsE ,F
Expenses before reductions	.00% A	.00%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.00%	.01%	.08%	.08%	.08%
Net investment income (loss)	1.24% A	1.51%	1.48%	1.52%	1.58%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,041,901	$ 11,878,413	$ 8,550,504	$ 5,856,816	$ 4,363,601	$ 2,335,210
Portfolio turnover rate	36% G	6%	5%	0%	2%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. GPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	9.2	0.0*
Fidelity Blue Chip Growth Fund	5.5	8.4
Fidelity Disciplined Equity Fund	10.8	10.2
Fidelity Equity Income Fund	10.5	10.1
Fidelity Growth Company Fund	7.9	7.4
Fidelity Mid-Cap Stock Fund	7.6	8.0
Fidelity OTC Portfolio	3.4	4.7
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Opportunities Fund	1.7	0.0*
Fidelity Small Cap Value Fund	0.8	0.9
Fidelity Value Fund	7.3	7.0
Fidelity Growth & Income Portfolio	0.0	7.7
Fidelity Small Cap Independence Fund	0.0	1.0
	65.6	66.3
International Equity Funds
Fidelity Diversified International Fund	4.2	4.2
Fidelity Europe Fund	5.8	5.8
Fidelity Japan Fund	1.6	1.7
Fidelity Overseas Fund	4.3	4.2
Fidelity Southeast Asia Fund	1.0	0.9
	16.9	16.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.9
Fidelity High Income Fund	3.7	3.8
	7.4	7.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.9	2.3
Fidelity Intermediate Bond Fund	1.4	1.8
Fidelity Investment Grade Bond Fund	2.3	3.2
Fidelity Strategic Real Return Fund	2.0	1.8
Fidelity Total Bond Fund	2.5	0.1
	10.1	9.2
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.6%
International Equity Funds	16.9%
Investment Grade Fixed-Income Funds	10.1%
High Yield Fixed-Income Funds	7.4%

Six months ago
Domestic Equity Funds	66.3%
International Equity Funds	16.8%
Investment Grade Fixed-Income Funds	9.2%
High Yield Fixed-Income Funds	7.7%

Expected
Domestic Equity Funds	66.1%
International Equity Funds	16.5%
Investment Grade Fixed-Income Funds	9.8%
High Yield Fixed-Income Funds	7.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2035 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.5%
	Shares	Value
Domestic Equity Funds - 65.6%
Fidelity 100 Index Fund	28,565,983	$ 317,082,416
Fidelity Blue Chip Growth Fund	4,194,894	191,454,953
Fidelity Disciplined Equity Fund	11,657,616	373,859,739
Fidelity Equity Income Fund	5,869,838	362,345,128
Fidelity Growth Company Fund (a)	3,296,400	273,205,658
Fidelity Mid-Cap Stock Fund	8,283,538	263,747,844
Fidelity OTC Portfolio (a)	2,290,079	117,068,817
Fidelity Small Cap Growth Fund	1,880,227	29,500,764
Fidelity Small Cap Opportunities Fund	5,810,527	57,059,377
Fidelity Small Cap Value Fund	2,011,833	28,608,260
Fidelity Value Fund	2,876,836	254,226,011
TOTAL DOMESTIC EQUITY FUNDS		2,268,158,967
International Equity Funds - 16.9%
Fidelity Diversified International Fund	3,370,696	145,108,444
Fidelity Europe Fund	4,561,573	203,218,080
Fidelity Japan Fund	3,056,693	54,623,097
Fidelity Overseas Fund	2,732,833	148,611,452
Fidelity Southeast Asia Fund	791,689	34,525,548
TOTAL INTERNATIONAL EQUITY FUNDS		586,086,621
TOTAL EQUITY FUNDS (Cost $2,518,056,291)		2,854,245,588
Fixed-Income Funds - 17.5%

High Yield Fixed-Income Funds - 7.4%
Fidelity Capital & Income Fund	14,406,815	128,796,928
Fidelity High Income Fund	14,562,346	129,168,007
TOTAL HIGH YIELD FIXED-INCOME FUNDS		257,964,935
Investment Grade-Income Funds - 10.1%
Fidelity Government Income Fund	6,607,452	66,933,485
Fidelity Intermediate Bond Fund	4,618,084	46,919,733
Fidelity Investment Grade Bond Fund	11,275,683	81,410,430
Fidelity Strategic Real Return Fund	6,627,712	68,000,321
Fidelity Total Bond Fund	8,264,016	85,284,643
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		348,548,612
TOTAL FIXED-INCOME FUNDS (Cost $605,361,637)		606,513,547
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,123,417,928)		$ 3,460,759,135
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $3,123,417,928) - See accompanying schedule		$ 3,460,759,135
Cash		73
Receivable for investments sold		25,748
Receivable for fund shares sold		15,416,181
Total assets		3,476,201,137

Liabilities
Payable for investments purchased	$ 11,588,112
Payable for fund shares redeemed	3,854,214
Total liabilities		15,442,326

Net Assets		$ 3,460,758,811
Net Assets consist of:
Paid in capital		$ 3,080,506,411
Undistributed net investment income		16,601,049
Accumulated undistributed net realized gain (loss) on investments		26,310,144
Net unrealized appreciation (depreciation) on investments		337,341,207
Net Assets, for 242,066,011 shares outstanding		$ 3,460,758,811
Net Asset Value, offering price and redemption price per share ($3,460,758,811 ÷ 242,066,011 shares)		$ 14.30

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 18,446,028
Interest		2,733
Total income		18,448,761

Expenses
Independent trustees' compensation	$ 5,037
Total expenses before reductions	5,037
Expense reductions	(5,037)	-
Net investment income (loss)		18,448,761
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities: Unaffiliated issuers	(3,057,279)
Sale of underlying affiliated fund shares	1,001,710
Capital gain distributions from underlying funds	28,618,972	26,563,403
Change in net unrealized appreciation (depreciation) on underlying funds		204,969,697
Net gain (loss)		231,533,100
Net increase (decrease) in net assets resulting from operations		$ 249,981,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,448,761	$ 25,617,871
Net realized gain (loss)	26,563,403	107,101,652
Change in net unrealized appreciation (depreciation)	204,969,697	46,402,827
Net increase (decrease) in net assets resulting from operations	249,981,861	179,122,350
Distributions to shareholders from net investment income	(5,989,687)	(23,453,185)
Distributions to shareholders from net realized gain	(67,889,120)	(56,286,504)
Total distributions	(73,878,807)	(79,739,689)
Share transactions Proceeds from sales of shares	943,089,483	1,516,133,194
Reinvestment of distributions	73,845,942	79,694,105
Cost of shares redeemed	(286,016,617)	(297,379,120)
Net increase (decrease) in net assets resulting from share transactions	730,918,808	1,298,448,179
Total increase (decrease) in net assets	907,021,862	1,397,830,840

Net Assets
Beginning of period	2,553,736,949	1,155,906,109
End of period (including undistributed net investment income of $16,601,049 and undistributed net investment income of $4,141,975, respectively)	$ 3,460,758,811	$ 2,553,736,949
Other Information Shares
Sold	67,918,086	116,589,656
Issued in reinvestment of distributions	5,331,831	6,079,818
Redeemed	(20,606,266)	(22,916,069)
Net increase (decrease)	52,643,651	99,753,405

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Years ended March 31,
		2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.89	$ 11.22	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.19	.18	.17	.06
Net realized and unrealized gain (loss)	1.11	1.01	1.73	.49	.68
Total from investment operations	1.19	1.20	1.91	.66	.74
Distributions from net investment income	(.03)	(.17)	(.13)	(.13)	(.05)
Distributions from net realized gain	(.34)	(.44)	(.11)	-	-
Total distributions	(.37)	(.61)	(.24)	(.13)	(.05)
Net asset value, end of period	$ 14.30	$ 13.48	$ 12.89	$ 11.22	$ 10.69
Total Return B ,C	8.92%	9.51%	17.18%	6.12%	7.42%
Ratios to Average Net Assets E,G,
Expenses before reductions	.00% A	.00%	.00%	.10%	.10% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.08%	.08% A
Expenses net of all reductions	.00% A	.00%	.00%	.08%	.08% A
Net investment income (loss)	1.22% A	1.50%	1.48%	1.56%	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,460,759	$ 2,553,737	$ 1,155,906	$ 352,091	$ 27,943
Portfolio turnover rate	30% H	3%	1%	0%	18% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. HPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	9.9	0.0*
Fidelity Blue Chip Growth Fund	5.8	8.7
Fidelity Disciplined Equity Fund	11.0	10.2
Fidelity Equity Income Fund	10.8	10.1
Fidelity Growth Company Fund	8.0	7.3
Fidelity Mid-Cap Stock Fund	7.8	7.9
Fidelity OTC Portfolio	3.5	4.7
Fidelity Small Cap Growth Fund	0.9	1.1
Fidelity Small Cap Opportunities Fund	1.7	0.0*
Fidelity Small Cap Value Fund	0.9	1.1
Fidelity Value Fund	7.5	6.9
Fidelity Growth & Income Portfolio	0.0	9.1
Fidelity Small Cap Independence Fund	0.0	1.2
	67.8	68.3
International Equity Funds
Fidelity Diversified International Fund	4.2	4.2
Fidelity Europe Fund	6.0	5.9
Fidelity Japan Fund	1.6	1.7
Fidelity Overseas Fund	4.4	4.3
Fidelity Southeast Asia Fund	1.0	0.9
	17.2	17.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.7	4.9
Fidelity High Income Fund	4.7	4.8
	9.4	9.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.1	1.3
Fidelity Intermediate Bond Fund	0.8	1.0
Fidelity Investment Grade Bond Fund	1.4	1.7
Fidelity Strategic Real Return Fund	1.1	1.0
Fidelity Total Bond Fund	1.2	0.0*
	5.6	5.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	67.8%
International Equity Funds	17.2%
Investment Grade Fixed-Income Funds	5.6%
High Yield Fixed-Income Funds	9.4%

Six months ago
Domestic Equity Funds	68.3%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	5.0%
High Yield Fixed-Income Funds	9.7%

Expected
Domestic Equity Funds	67.8%
International Equity Funds	16.9%
Investment Grade Fixed-Income Funds	5.5%
High Yield Fixed-Income Funds	9.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.0%
	Shares	Value
Domestic Equity Funds - 67.8%
Fidelity 100 Index Fund	64,704,675	$ 718,221,891
Fidelity Blue Chip Growth Fund	9,136,848	417,005,721
Fidelity Disciplined Equity Fund	24,679,338	791,466,366
Fidelity Equity Income Fund	12,616,484	778,815,575
Fidelity Growth Company Fund (a)	7,005,109	580,583,444
Fidelity Mid-Cap Stock Fund	17,579,103	559,718,632
Fidelity OTC Portfolio (a)	4,969,714	254,051,774
Fidelity Small Cap Growth Fund	4,068,441	63,833,845
Fidelity Small Cap Opportunities Fund	12,448,015	122,239,505
Fidelity Small Cap Value Fund	4,376,953	62,240,266
Fidelity Value Fund	6,111,306	540,056,078
TOTAL DOMESTIC EQUITY FUNDS		4,888,233,097
International Equity Funds - 17.2%
Fidelity Diversified International Fund	7,122,634	306,629,394
Fidelity Europe Fund	9,636,006	429,284,047
Fidelity Japan Fund	6,452,059	115,298,291
Fidelity Overseas Fund	5,775,206	314,055,719
Fidelity Southeast Asia Fund	1,697,085	74,009,885
TOTAL INTERNATIONAL EQUITY FUNDS		1,239,277,336
TOTAL EQUITY FUNDS (Cost $5,075,379,573)		6,127,510,433
Fixed-Income Funds - 15.0%

High Yield-Income Funds - 9.4%
Fidelity Capital & Income Fund	38,010,114	339,810,420
Fidelity High Income Fund	38,379,972	340,430,352
TOTAL HIGH YIELD-INCOME FUNDS		680,240,772
Investment Grade Fixed-Income Funds - 5.6%
Fidelity Government Income Fund	7,417,210	75,136,336
Fidelity Intermediate Bond Fund	5,864,570	59,584,034
Fidelity Investment Grade Bond Fund	14,280,699	103,106,650
Fidelity Strategic Real Return Fund	7,434,721	76,280,237
Fidelity Total Bond Fund	8,677,490	89,551,694
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		403,658,951
TOTAL FIXED-INCOME FUNDS (Cost $1,062,014,935)		1,083,899,723
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,137,394,508)		$ 7,211,410,156
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $6,137,394,508) - See accompanying schedule		$ 7,211,410,156
Cash		9
Receivable for investments sold		1,839,873
Receivable for fund shares sold		24,925,390
Total assets		7,238,175,428

Liabilities
Payable for investments purchased	$ 14,579,289
Payable for fund shares redeemed	12,186,818
Total liabilities		26,766,107

Net Assets		$ 7,211,409,321
Net Assets consist of:
Paid in capital		$ 6,032,429,902
Undistributed net investment income		36,378,744
Accumulated undistributed net realized gain (loss) on investments		68,585,027
Net unrealized appreciation (depreciation) on investments		1,074,015,648
Net Assets, for 705,350,593 shares outstanding		$ 7,211,409,321
Net Asset Value, offering price and redemption price per share ($7,211,409,321 ÷ 705,350,593 shares)		$ 10.22

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 37,917,580
Interest		6,914
Total income		37,924,494

Expenses
Independent trustees' compensation	$ 11,280
Total expenses before reductions	11,280
Expense reductions	(11,280)	-
Net investment income (loss)		37,924,494
Realized and Unrealized Gain (Loss) Net realized gain (loss) on: Investment securities: Unaffiliated issuers	(8,108,085)
Sale of underlying affiliated fund shares	16,589,161
Capital gain distributions from underlying funds	63,645,914	72,126,990
Change in net unrealized appreciation (depreciation) on underlying funds		452,671,344
Net gain (loss)		524,798,334
Net increase (decrease) in net assets resulting from operations		$ 562,722,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,924,494	$ 69,774,749
Net realized gain (loss)	72,126,990	319,919,112
Change in net unrealized appreciation (depreciation)	452,671,344	80,844,501
Net increase (decrease) in net assets resulting from operations	562,722,828	470,538,362
Distributions to shareholders from net investment income	(12,470,145)	(67,434,345)
Distributions to shareholders from net realized gain	(193,284,594)	(197,857,714)
Total distributions	(205,754,739)	(265,292,059)
Share transactions Proceeds from sales of shares	1,513,061,133	2,640,009,648
Reinvestment of distributions	205,515,422	264,943,522
Cost of shares redeemed	(759,064,012)	(1,083,155,803)
Net increase (decrease) in net assets resulting from share transactions	959,512,543	1,821,797,367
Total increase (decrease) in net assets	1,316,480,632	2,027,043,670

Net Assets
Beginning of period	5,894,928,689	3,867,885,019
End of period (including undistributed net investment income of $36,378,744 and undistributed net investment income of $10,924,395, respectively)	$ 7,211,409,321	$ 5,894,928,689
Other Information Shares
Sold	152,237,989	282,407,236
Issued in reinvestment of distributions	20,759,135	28,157,745
Redeemed	(76,417,897)	(116,246,509)
Net increase (decrease)	96,579,227	194,318,472

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Years ended March 31,
		2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 9.33	$ 8.10	$ 7.75	$ 5.72	$ 7.41
Income from Investment Operations
Net investment income (loss) D	.06	.14	.13	.11	.11	.08
Net realized and unrealized gain (loss)	.81	.74	1.29	.38	2.04	(1.69)
Total from investment operations	.87	.88	1.42	.49	2.15	(1.61)
Distributions from net investment income	(.02)	(.13)	(.10)	(.13)	(.09)	(.07)
Distributions from net realized gain	(.31)	(.40)	(.09)	(.02)	(.03)	(.01)
Total distributions	(.33)	(.53)	(.19)	(.14) G	(.12)	(.08)
Net asset value, end of period	$ 10.22	$ 9.68	$ 9.33	$ 8.10	$ 7.75	$ 5.72
Total Return B,C	9.10%	9.68%	17.65%	6.35%	37.75%	(21.79)%
Ratios to Average Net Assets E,F
Expenses before reductions	.00% A	.00%	.01%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.00% A	.00%	.01%	.08%	.08%	.08%
Expenses net of all reductions	.00% A	.00%	.01%	.08%	.08%	.08%
Net investment income (loss)	1.15% A	1.49%	1.45%	1.45%	1.55%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,211,409	$ 5,894,929	$ 3,867,885	$ 2,138,102	$ 1,295,302	$ 482,708
Portfolio turnover rate	36% H	4%	4%	1%	3%	4%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.14 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.015 per share. HPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	9.5	0.2
Fidelity Blue Chip Growth Fund	6.0	10.0
Fidelity Disciplined Equity Fund	11.1	10.5
Fidelity Equity Income Fund	11.0	10.8
Fidelity Growth Company Fund	8.1	6.8
Fidelity Mid-Cap Stock Fund	7.9	7.0
Fidelity OTC Portfolio	3.5	5.4
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Opportunities Fund	1.8	0.0*
Fidelity Small Cap Value Fund	0.9	0.9
Fidelity Value Fund	7.6	5.7
Fidelity Growth & Income Portfolio	0.0	10.2
Fidelity Small Cap Independence Fund	0.0	0.3
	68.3	68.7
International Equity Funds
Fidelity Diversified International Fund	4.5	4.8
Fidelity Europe Fund	6.3	6.8
Fidelity Japan Fund	1.7	1.9
Fidelity Overseas Fund	4.6	4.9
Fidelity Southeast Asia Fund	1.0	1.0
	18.1	19.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.0	5.0
Fidelity High Income Fund	4.9	5.0
	9.9	10.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.7	0.5
Fidelity Intermediate Bond Fund	0.2	0.4
Fidelity Investment Grade Bond Fund	0.5	0.7
Fidelity Strategic Real Return Fund	0.8	0.3
Fidelity Total Bond Fund	1.5	0.0*
	3.7	1.9
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	68.3%
International Equity Funds	18.1%
Investment Grade Fixed-Income Funds	3.7%
High Yield Fixed-Income Funds	9.9%

Six months ago
Domestic Equity Funds	68.7%
International Equity Funds	19.4%
Investment Grade Fixed-Income Funds	1.9%
High Yield Fixed-Income Funds	10.0%

Expected
Domestic Equity Funds	68.2%
International Equity Funds	17.5%
Investment Grade Fixed-Income Funds	4.3%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2045 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 86.4%
	Shares	Value
Domestic Equity Funds - 68.3%
Fidelity 100 Index Fund	3,459,534	$ 38,400,829
Fidelity Blue Chip Growth Fund	530,909	24,230,672
Fidelity Disciplined Equity Fund	1,402,571	44,980,457
Fidelity Equity Income Fund	719,992	44,445,117
Fidelity Growth Company Fund (a)	396,661	32,875,227
Fidelity Mid-Cap Stock Fund	1,006,407	32,044,003
Fidelity OTC Portfolio (a)	275,364	14,076,595
Fidelity Small Cap Growth Fund	233,003	3,655,816
Fidelity Small Cap Opportunities Fund	719,499	7,065,478
Fidelity Small Cap Value Fund	250,964	3,568,712
Fidelity Value Fund	349,508	30,886,060
TOTAL DOMESTIC EQUITY FUNDS		276,228,966
International Equity Funds - 18.1%
Fidelity Diversified International Fund	424,037	18,254,773
Fidelity Europe Fund	574,057	25,574,228
Fidelity Japan Fund	388,822	6,948,257
Fidelity Overseas Fund	340,903	18,538,309
Fidelity Southeast Asia Fund	90,922	3,965,099
TOTAL INTERNATIONAL EQUITY FUNDS		73,280,666
TOTAL EQUITY FUNDS (Cost $328,214,259)		349,509,632
Fixed-Income Funds - 13.6%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	2,266,976	20,266,765
Fidelity High Income Fund	2,250,072	19,958,142
TOTAL HIGH YIELD-INCOME FUNDS		40,224,907
Investment Grade Fixed-Income Funds - 3.7%
Fidelity Government Income Fund	281,522	2,851,822
Fidelity Intermediate Bond Fund	76,182	774,006
Fidelity Investment Grade Bond Fund	282,699	2,041,088
Fidelity Strategic Real Return Fund	305,758	3,137,076
Fidelity Total Bond Fund	599,579	6,187,655
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		14,991,647
TOTAL FIXED-INCOME FUNDS (Cost $55,425,665)		55,216,554
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $383,639,924)		$ 404,726,186
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $383,639,924) - See accompanying schedule		$ 404,726,186
Receivable for fund shares sold		5,165,634
Total assets		409,891,820

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	4,714,851
Payable for fund shares redeemed	450,825
Total liabilities		5,165,677

Net Assets		$ 404,726,143
Net Assets consist of:
Paid in capital		$ 377,833,757
Undistributed net investment income		1,436,403
Accumulated undistributed net realized gain (loss) on investments		4,369,721
Net unrealized appreciation (depreciation) on investments		21,086,262
Net Assets, for 34,105,475 shares outstanding		$ 404,726,143
Net Asset Value, offering price and redemption price per share ($404,726,143 ÷ 34,105,475 shares)		$ 11.87

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,483,743

Expenses
Independent trustees' compensation	$ 423
Total expenses before reductions	423
Expense reductions	(423)	-
Net investment income (loss)		1,483,743
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,353,963
Capital gain distributions from underlying funds	3,179,003	4,532,966
Change in net unrealized appreciation (depreciation) on underlying funds		18,070,192
Net gain (loss)		22,603,158
Net increase (decrease) in net assets resulting from operations		$ 24,086,901

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,483,743	$ 586,689
Net realized gain (loss)	4,532,966	2,710,817
Change in net unrealized appreciation (depreciation)	18,070,192	3,016,070
Net increase (decrease) in net assets resulting from operations	24,086,901	6,313,576
Distributions to shareholders from net investment income	(192,162)	(441,867)
Distributions to shareholders from net realized gain	(2,305,947)	(568,115)
Total distributions	(2,498,109)	(1,009,982)
Share transactions Proceeds from sales of shares	237,348,206	182,601,478
Reinvestment of distributions	2,495,815	1,008,957
Cost of shares redeemed	(34,543,704)	(11,076,995)
Net increase (decrease) in net assets resulting from share transactions	205,300,317	172,533,440
Total increase (decrease) in net assets	226,889,109	177,837,034

Net Assets
Beginning of period	177,837,034	-
End of period (including undistributed net investment income of $1,436,403 and undistributed net investment income of $144,822, respectively)	$ 404,726,143	$ 177,837,034
Other Information Shares
Sold	20,679,037	17,158,733
Issued in reinvestment of distributions	217,595	93,682
Redeemed	(3,014,485)	(1,029,087)
Net increase (decrease)	17,882,147	16,223,328

Financial Highlights

	Six months ended September 30, 2007 (Unaudited)	Year ended March 31,
		2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.11
Net realized and unrealized gain (loss)	.98	1.01
Total from investment operations	1.04	1.12
Distributions from net investment income	(.01)	(.07)
Distributions from net realized gain	(.12)	(.09)
Total distributions	(.13)	(.16)
Net asset value, end of period	$ 11.87	$ 10.96
Total Return B,C	9.53%	11.23%
Ratios to Average Net Assets E,G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	1.04% A	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 404,726	$ 177,837
Portfolio turnover rate	16% H	0% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. FFor the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. HPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Investment Changes

Fund Holdings as of September 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity 100 Index Fund	9.2	0.1
Fidelity Blue Chip Growth Fund	6.0	10.2
Fidelity Disciplined Equity Fund	11.5	10.6
Fidelity Equity Income Fund	11.3	10.9
Fidelity Growth Company Fund	8.3	6.8
Fidelity Mid-Cap Stock Fund	8.1	7.1
Fidelity OTC Portfolio	3.5	5.5
Fidelity Small Cap Growth Fund	0.9	0.9
Fidelity Small Cap Opportunities Fund	1.8	0.0*
Fidelity Small Cap Value Fund	0.9	0.9
Fidelity Value Fund	7.9	5.8
Fidelity Growth & Income Portfolio	0.0	10.4
Fidelity Small Cap Independence Fund	0.0	0.3
	69.4	69.5
International Equity Funds
Fidelity Diversified International Fund	5.1	5.1
Fidelity Europe Fund	7.1	7.1
Fidelity Japan Fund	2.0	2.0
Fidelity Overseas Fund	5.1	5.1
Fidelity Southeast Asia Fund	1.0	1.1
	20.3	20.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.9	5.0
Fidelity High Income Fund	5.0	5.0
	9.9	10.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.1	0.0*
Fidelity Investment Grade Bond Fund	0.0*	0.1
Fidelity Strategic Real Return Fund	0.1	0.0*
Fidelity Total Bond Fund	0.2	0.0*
	0.4	0.1
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	69.4%
International Equity Funds	20.3%
Investment Grade Fixed-Income Funds	0.4%
High Yield Fixed-Income Funds	9.9%

Six months ago
Domestic Equity Funds	69.5%
International Equity Funds	20.4%
Investment Grade Fixed-Income Funds	0.1%
High Yield Fixed-Income Funds	10.0%

Expected
Domestic Equity Funds	69.6%
International Equity Funds	20.0%
Investment Grade Fixed-Income Funds	0.4%
High Yield Fixed-Income Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2007. The current allocation is based on the fund's holdings as of September 30, 2007. The expected allocation represents the fund's anticipated allocation at March 31, 2008.

Semiannual Report

Fidelity Freedom 2050 Fund

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value
Domestic Equity Funds - 69.4%
Fidelity 100 Index Fund	3,209,104	$ 35,621,054
Fidelity Blue Chip Growth Fund	502,813	22,948,395
Fidelity Disciplined Equity Fund	1,377,481	44,175,814
Fidelity Equity Income Fund	705,134	43,527,931
Fidelity Growth Company Fund (a)	386,650	32,045,528
Fidelity Mid-Cap Stock Fund	984,832	31,357,041
Fidelity OTC Portfolio (a)	261,279	13,356,597
Fidelity Small Cap Growth Fund	230,137	3,610,852
Fidelity Small Cap Opportunities Fund	722,324	7,093,222
Fidelity Small Cap Value Fund	247,038	3,512,882
Fidelity Value Fund	344,315	30,427,100
TOTAL DOMESTIC EQUITY FUNDS		267,676,416
International Equity Funds - 20.3%
Fidelity Diversified International Fund	454,520	19,567,079
Fidelity Europe Fund	615,464	27,418,923
Fidelity Japan Fund	421,427	7,530,896
Fidelity Overseas Fund	364,559	19,824,720
Fidelity Southeast Asia Fund	92,914	4,051,997
TOTAL INTERNATIONAL EQUITY FUNDS		78,393,615
TOTAL EQUITY FUNDS (Cost $326,818,644)		346,070,031
Fixed-Income Funds - 10.3%

High Yield Fixed-Income Funds - 9.9%
Fidelity Capital & Income Fund	2,143,121	19,159,501
Fidelity High Income Fund	2,162,263	19,179,276
TOTAL HIGH YIELD-INCOME FUNDS		38,338,777
Investment Grade Fixed-Income Funds - 0.4%
Fidelity Government Income Fund	26,608	269,543
Fidelity Investment Grade Bond Fund	19,794	142,914
Fidelity Strategic Real Return Fund	40,882	419,454
Fidelity Total Bond Fund	67,049	691,944
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,523,855
TOTAL FIXED-INCOME FUNDS (Cost $40,069,862)		39,862,632
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $366,888,506)		$ 385,932,663
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007 (Unaudited)
Assets
Investment in securities, at value (cost $366,888,506) - See accompanying schedule		$ 385,932,663
Receivable for fund shares sold		4,925,920
Total assets		390,858,583

Liabilities
Payable for investments purchased	$ 4,202,395
Payable for fund shares redeemed	723,558
Total liabilities		4,925,953

Net Assets		$ 385,932,630
Net Assets consist of:
Paid in capital		$ 361,833,713
Undistributed net investment income		1,158,368
Accumulated undistributed net realized gain (loss) on investments		3,896,392
Net unrealized appreciation (depreciation) on investments		19,044,157
Net Assets, for 32,382,771 shares outstanding		$ 385,932,630
Net Asset Value, offering price and redemption price per share ($385,932,630 ÷ 32,382,771 shares)		$ 11.92

Statement of Operations

	Six months ended September 30, 2007 (Unaudited)
Investment Income
Income distributions from underlying funds		$ 1,168,627
Interest		453
Total income		1,169,080

Expenses
Independent trustees' compensation	$ 373
Total expenses before reductions	373
Expense reductions	(373)	-
Net investment income (loss)		1,169,080
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,149,070
Capital gain distributions from underlying funds	2,879,497	4,028,567
Change in net unrealized appreciation (depreciation) on underlying funds		16,764,190
Net gain (loss)		20,792,757
Net increase (decrease) in net assets resulting from operations		$ 21,961,837

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2007 (Unaudited)	For the period June 1, 2006 (commencement of operations) to March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,169,080	$ 474,639
Net realized gain (loss)	4,028,567	2,293,363
Change in net unrealized appreciation (depreciation)	16,764,190	2,279,967
Net increase (decrease) in net assets resulting from operations	21,961,837	5,047,969
Distributions to shareholders from net investment income	(161,667)	(323,684)
Distributions to shareholders from net realized gain	(1,940,013)	(485,525)
Total distributions	(2,101,680)	(809,209)
Share transactions Proceeds from sales of shares	265,656,058	161,754,996
Reinvestment of distributions	2,091,428	805,832
Cost of shares redeemed	(49,707,776)	(18,766,825)
Net increase (decrease) in net assets resulting from share transactions	218,039,710	143,794,003
Total increase (decrease) in net assets	237,899,867	148,032,763

Net Assets
Beginning of period	148,032,763	-
End of period (including undistributed net investment income of $1,158,368 and undistributed net investment income of $150,955, respectively)	$ 385,932,630	$ 148,032,763
Other Information Shares
Sold	23,047,942	15,157,883
Issued in reinvestment of distributions	181,863	74,753
Redeemed	(4,330,138)	(1,749,532)
Net increase (decrease)	18,899,667	13,483,104

Financial Highlights

	Six months ended June 30, 2007 (Unaudited)	Year ended March 31, 2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss)D	05.11
Net realized and unrealized gain (loss)	1.02	1.02
Total from investment operations	1.07	1.13
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	(.12)	(.09)
Total distributions	(.13)	(.15)
Net asset value, end of period	$ 11.92	$ 10.98
Total ReturnB , C	9.79%	11.33%
Ratios to Average Net Assets E,G
Expenses before reductions	.00%A	.00%A
Expenses net of fee waivers, if any	.00%A	.00%A
Expenses net of all reductions	.00%A	.00%A
Net investment income (loss)	.92%A	1.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 385,933	$ 148,033
Portfolio turnover rate	13%H	2%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. F For the period June 1, 2006 (commencement of operations) to March 31, 2007. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. HPortfolio turnover has not been annualized for activity related to rebalancing.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2007 (Unaudited)

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund and Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 2,412,902,194	$ 125,842,722	$ (19,505,644)	$ 106,337,078
Freedom 2000	1,671,045,350	115,775,424	(7,716,131)	108,059,293
Freedom 2005	954,276,656	75,336,521	(6,808,559)	68,527,962
Freedom 2010	12,885,183,723	1,669,111,825	(83,578,215)	1,585,533,610
Freedom 2015	5,934,242,656	500,679,193	(34,256,781)	466,422,412
Freedom 2020	17,857,099,374	3,101,212,221	(93,500,326)	3,007,711,895
Freedom 2025	5,291,243,696	523,912,344	(22,261,539)	501,650,805

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund: - continued

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom 2030	11,855,791,035	2,231,393,043	(45,281,226)	2,186,111,817
Freedom 2035	3,123,438,763	346,980,715	(9,660,343)	337,320,372
Freedom 2040	6,138,093,184	1,090,690,737	(17,373,765)	1,073,316,972
Freedom 2045	383,640,990	22,827,581	(1,742,385)	21,085,196
Freedom 2050	366,888,811	20,843,341	(1,799,489)	19,043,852

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements
(SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the affiliated Underlying Fund shares, including purchases and sales of securities received in connection with the reallocation of underlying fund investments (See Note 5), are noted in the table below:

	Purchases ($)	Redemptions ($)
Freedom Income	683,774,034	559,030,079
Freedom 2000	527,383,960	467,941,084
Freedom 2005	337,770,675	217,030,105
Freedom 2010	4,130,285,964	3,312,049,095
Freedom 2015	2,278,296,791	1,228,372,721
Freedom 2020	6,804,076,993	5,351,878,371
Freedom 2025	2,286,416,741	1,130,341,652
Freedom 2030	5,255,705,884	3,981,696,079
Freedom 2035	1,466,999,604	762,886,309
Freedom 2040	2,852,989,328	1,997,646,616
Freedom 2045	239,195,094	31,730,055
Freedom 2050	245,149,751	25,163,117

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated certain of the Funds' investments to include Underlying Funds with additional exposure to mega-cap stocks. This involved a taxable redemption of each Fund's interest in Fidelity Growth & Income Portfolio for securities in-kind, a rebalance of those securities, and a non-taxable exchange of those securities for shares of Fidelity 100 Index Fund. Realized gains and losses on security sales in connection with the rebalancing are presented in the accompanying Statement of Operations as "Net realized gain (loss) on unaffiliated issuers".

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Details of the redemption in-kind with the related gain/loss for each Fund are presented in the accompanying table:

	Value of Securities and Cash Received	Realized Gain/(Loss)
Freedom Income	32,684,813	3,307,260
Freedom 2000	43,992,255	2,133,841
Freedom 2005	47,979,844	(1,134,247)
Freedom 2010	707,275,930	1,599,422
Freedom 2015	327,665,828	(7,904,359)
Freedom 2020	1,441,428,180	(12,095,804)
Freedom 2025	323,032,574	(8,448,127)
Freedom 2030	1,123,708,170	(18,528,180)
Freedom 2035	213,127,783	(4,817,116)
Freedom 2040	565,227,387	(7,781,084)

6. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. During the period ended September 30, 2007, this reimbursement reduced each Fund's expenses by the following.

Reimbursement from adviser

Freedom Income	$ 4,309
Freedom 2000	3,076
Freedom 2005	1,628
Freedom 2010	24,232
Freedom 2015	9,822
Freedom 2020	34,251
Freedom 2025	8,544
Freedom 2030	22,531
Freedom 2035	5,037
Freedom 2040	11,280
Freedom 2045	423
Freedom 2050	373

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Freedom 2010	Freedom 2020	Freedom 2030	Freedom 2040
Fidelity 100 Index Fund	14%	28%	22%	11%
Fidelity Disciplined Equity Fund	-	17%	14%	-
Fidelity Europe Fund	10%	19%	16%	-
Fidelity Government Income Fund	17%	16%	-	-
Fidelity High Income Fund	-	14%	10%	-
Fidelity Intermediate Bond Fund	11%	10%	-	-
Fidelity Investment Grade Bond Fund	13%	13%	-	-
Fidelity Japan Fund	-	15%	12%	-

Semiannual Report

Notes to Financial Statements - continued

7. Other - continued

	Freedom 2010	Freedom 2020	Freedom 2030	Freedom 2040
Fidelity Short-Term Bond Fund	10%	-	-	-
Fidelity Small Cap Growth Fund	-	12%	10%	-
Fidelity Small Cap Opportunities Fund	13%	25%	20%	11%
Fidelity Small Cap Value Fund	-	11%	-	-
Fidelity Strategic Real Return Fund	21%	21%	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity 100 Index Fund	98%
Fidelity Blue Chip Growth Fund	20%
Fidelity Capital & Income Fund	27%
Fidelity Disciplined Equity Fund	62%
Fidelity Equity-Income Fund	20%
Fidelity Europe Fund	69%
Fidelity Government Income Fund	56%
Fidelity High Income Fund	50%
Fidelity Intermediate Bond Fund	35%
Fidelity Investment Grade Bond Fund	43%
Fidelity Japan Fund	54%
Fidelity Mid-Cap Stock Fund	30%
Fidelity OTC Portfolio	25%
Fidelity Overseas Fund	28%
Fidelity Short-Term Bond Fund	26%
Fidelity Small Cap Growth Fund	44%
Fidelity Small Cap Opportunities Fund	91%
Fidelity Small Cap Value Fund	41%
Fidelity Strategic Real Return Fund	72%
Fidelity Total Bond Fund	35%
Fidelity Value Fund	20%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In reaching its determination, the Board is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance (except Freedom 2045 Fund and Freedom 2050 Fund). The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a proprietary custom index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For each of Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund, Freedom 2040 Fund, and Freedom Income Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

Because each of Freedom 2005 Fund, Freedom 2015 Fund, Freedom 2025 Fund, and Freedom 2035 Fund had been in existence less than five calendar years, for each fund the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark").

For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund's asset classes according to their respective weightings, (for each fund other than Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund's increasingly conservative asset allocations.

Freedom 2000 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

Semiannual Report

Freedom 2005 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

Freedom 2010 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2015 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

Freedom 2020 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

Semiannual Report

Freedom 2025 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

Freedom 2030 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2035 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

Freedom 2040 Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

Semiannual Report

Freedom Income Fund

The Board stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board noted that the fund's below-benchmark performance was due in large part to the total returns of the underlying equity funds.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by Strategic Advisers and FMR to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Investment Performance and Compliance (Freedom 2045 Fund and Freedom 2050 Fund). The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because each fund had been in operation for less than one calendar year. Once a fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a proprietary custom index and, if a meaningful peer group exists, a peer group of mutual funds.

Competitiveness of Management Fee and Total Fund Expenses. The Board noted that the funds do not pay Strategic Advisers a management fee for investment advisory services. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2000 Fund

Freedom 2005 Fund

Semiannual Report

Freedom 2010 Fund

Freedom 2015 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2020 Fund

Freedom 2025 Fund

Semiannual Report

Freedom 2030 Fund

Freedom 2035 Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Freedom 2040 Fund

Freedom 2045 Fund

Semiannual Report

Freedom 2050 Fund

Freedom Income Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that, for Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund and Freedom Income Fund, it had approved an amendment (effective May 19, 2005) to each fund's management contract that eliminated the management fee that the fund paid to Strategic Advisers. The Board considered that each fund's chart reflects the elimination of the fund's management fee for 2005, as if the fee had been eliminated for the entire year.

The Board noted that, for Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund and Freedom Income Fund, the management fees shown in prior years reflect each fund's previous all-inclusive management fee. For a more meaningful comparison of management fees, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR (under the administration agreement) for non-management expenses (including pricing and bookkeeping fees and custody fees) from a fund's all-inclusive fee. In this regard, the Board realizes that net management fees may have varied from year to year because of differences in non-management expenses, and that non-management expenses may have exceeded a fund's all-inclusive fee and resulted in a negative net management fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered that the funds do not pay transfer agency fees. Instead, each underlying fund (or the retail class of the underlying fund, if that underlying fund offers multiple classes of shares) bears its pro rata portion of each fund's transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board noted that each fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each underlying fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of each fund's Advisory Contracts because the funds do not pay management fees and FMR pays all other expenses of each fund, with limited exceptions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY (Freedom Income, Freedom 2000,

2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040)

Mellon Bank, N.A.

Pittsburgh, PA (Freedom 2045, 2050)

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FF-USAN-1107
1.792160.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 28, 2007